UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (a)(b)	499,534,385	$499,534,385
Total Short-Term Securities (Cost — $499,534,385) — 101.7%		499,534,385
Total Investments (Cost — $499,534,385) — 101.7%		499,534,385
Liabilities in Excess of Other Assets — (1.7)%		(8,249,385)
Net Assets — 100.0%		$491,285,000

Notes to Schedule of Investments
(a)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	591,333,751	(91,799,366)	499,534,385	$237,707

(b)	Represents the current yield as of report date.

•	As of April 30, 2015, total return swaps outstanding were as follows:[1]

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities	Goldman Sachs & Co.	5/01/15 — 11/03/16	$25,507,456	$12,209,306	[2]	$35,503,684
Long/Short	Goldman Sachs & Co.	8/27/15 — 11/03/16	$(1,018,609)	959,540	[3]	(11,410)
	Morgan Stanley & Co, Inc.	5/16/16 — 1/22/18	$22,600,971	10,232,001	[4]	32,696,597
	Morgan Stanley & Co, Inc.	2/25/16	$(1,163,499)	1,488,475	[5]	211,765
	UBS AG	4/20/16	$32,902,177	4,879,789	[6]	37,470,640
	UBS AG	4/20/16	$172,430	(71,387)[7]		156,384
Total				$29,697,724		$106,027,660

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
Intercontinental Exchange LIBOR:
USD 1 Month; USD Spot Next
Federal Funds Effective Rate – One Day or Overnight
[2]	Amount includes $2,213,078 of dividends and financing fees due to/from the Fund and/or the counterparty.
[3]	Amount includes $(47,659) of dividends and financing fees due to/from the Fund and/or the counterparty.
[4]	Amount includes $136,375 of dividends and financing fees due to/from the Fund and/or the counterparty.
[5]	Amount includes $113,211 of dividends and financing fees due to/from the Fund and/or the counterparty.
[6]	Amount includes $311,326 of dividends and financing fees due to/from the Fund and/or the counterparty.
[7]	Amount includes $(55,341) of dividends and financing fees due to/from the Fund and/or the counterparty.

BLACKROCK FUNDS	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2015, expiration dates 5/01/15 — 11/03/16:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	35,800	$225,046
AMBEV SA, ADR	240,491	1,522,308
Banco do Brasil SA	198,800	1,756,437
Bradespar SA, Preference Shares	371,400	1,485,378
Braskem SA - ADR	81,647	677,670
Braskem SA, Preference A Shares	362,000	1,513,865
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	17,600	595,828
Cia Energetica de Sao Paulo, Preference B Shares	101,100	637,548
EDP - Energias do Brasil SA	219,400	833,778
Even Construtora e Incorporadora SA	518,400	853,404
Gerdau SA, Preference Shares	390,700	1,303,219
JBS SA	418,800	2,160,060
Metalurgica Gerdau SA, Preference Shares	145,600	475,515
Multiplus SA	169,500	1,884,615
Petroleo Brasileiro SA, Preference Shares	32,700	141,634
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	36,700	570,668
		16,636,973
China
Anhui Expressway Co., Ltd., Class H	64,000	55,274
Beijing Capital International Airport Co. Ltd., Class H	360,000	382,635
China Biologic Products, Inc.	2,984	285,390
China Cinda Asset Management Co., Ltd.	3,717,000	2,205,808
China CNR Corp., Ltd.	43,000	87,828
China Communications Construction Corp. Ltd., Class H	53,000	96,399
China Everbright Bank Co., Ltd., Class H	1,582,000	1,071,875
China Life Insurance Co. Ltd., Class H	85,000	412,529
China Mobile Ltd.	131,500	1,878,252
China Pacific Insurance Group Co. Ltd., Class H	24,000	130,086
China Railway Group Ltd., Class H	1,314,000	1,844,007
CSR Corp. Ltd., Class H	163,000	314,229

	Shares	Value
Reference Entity — Long
China (concluded)
Datang International Power Generation Co. Ltd., Class H	236,000	$138,052
Dongfeng Motor Group Co. Ltd., Class H	2,800,000	4,651,798
Greentown China Holdings Ltd.	372,500	462,126
Guangzhou Pharmaceutical Co., Ltd.	202,000	772,505
Intime Retail Group Co., Ltd.	408,500	456,759
Jiangsu Expressway Co., Ltd., Class H	1,038,000	1,425,202
Lenovo Group Ltd.	750,000	1,289,678
Longfor Properties Co. Ltd.	259,000	449,532
Ping An Insurance Group Co. of China Ltd., Class H	7,500	107,259
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	301,400	938,155
Shenzhen Expressway Co., Ltd.	286,000	272,836
Shenzhou International Group Holdings Ltd.	37,000	174,019
Sino-Ocean Land Holdings Ltd.	1,406,000	1,169,646
TCL Communication Technology Holdings, Ltd.	67,000	71,308
Zhejiang Expressway Co., Ltd., Class H	1,801,218	2,860,682
Zhuzhou CSR Times Electric Co. Ltd., Class H	11,500	97,786
ZTE Corp., Class H	7,600	25,574
		24,127,229
Hong Kong
China Mobile, Ltd., ADR	2,412	172,289
China Power International Development, Ltd.	4,322,000	2,786,245
China Resources Cement Holdings Ltd.	2,448,000	1,555,814
China Resources Land Ltd.	292,888	1,062,659
China Taiping Insurance Holdings Co. Ltd.	151,200	561,724
China Travel International Inv HK	950,000	423,203
CSPC Pharmaceutical Group Ltd.	1,038,000	1,079,443
Franshion Properties China Ltd.	3,074,000	1,241,959
Guangdong Investment Ltd.	116,000	172,975
Huabao International Holdings Ltd.	295,000	331,357
Kingboard Chemical Holdings Ltd.	317,000	576,941
KWG Property Holding Ltd.	1,658,500	1,675,741
Sino Biopharmaceutical Ltd.	1,724,000	1,968,252
Skyworth Digital Holdings Ltd.	1,956,000	1,742,482
		15,351,084
Indonesia
Adaro Energy Tbk PT	4,208,500	283,358

BLACKROCK FUNDS	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Indonesia (concluded)
Indofood Sukses Makmur Tbk PT	402,100	$208,702
Matahari Putra Prima Tbk PT	8,999,600	2,744,264
Pembangunan Perumahan Persero Tbk PT	1,101,100	331,788
Summarecon Agung Tbk PT	435,500	59,499
Telekomunikasi Indonesia Persero Tbk PT	326,800	65,726
United Tractors Tbk PT	234,700	385,913
		4,079,250
Malaysia
British American Tobacco Malaysia Bhd	205,600	3,859,508
KNM Group Bhd	368,800	65,973
Tenaga Nasional Bhd	363,100	1,461,383
Westports Holdings Bhd	30,100	38,032
YTL Corp. Bhd	306,900	143,906
YTL Power International Bhd	294,700	132,394
		5,701,196
Mexico
Gruma SAB de CV Class B	208,308	2,511,726
Grupo Aeroportuario del Pacifico SAB de CV, Class B	338,104	2,407,189
Grupo Aeroportuario del Pacifico SAB de CV - ADR	9,720	690,606
OHL Mexico SAB de CV	647,100	1,303,732
Wal-Mart de Mexico SAB de CV	320,300	756,595
		7,669,848
Philippines
Energy Development Corp.	2,138,000	387,755
Globe Telecom, Inc.	24,570	1,201,251
		1,589,006
Poland
Enea SA	225,633	1,021,659
KGHM Polska Miedz SA	16,158	566,540
PGE SA	295,582	1,700,822
Polskie Gornictwo Naftowe i Gazownictwo SA	202,095	364,520
Tauron Polska Energia SA	132,671	177,445
		3,830,986
Russia
Alrosa AO	126,100	167,639
Lukoil OAO	4,407	227,238
MMC Norilsk Nickel	5,866	1,102,196
MMC Norilsk Nickel OJSC - ADR	19,414	365,712
Mobile TeleSystems OJSC	10,140	51,843
Moscow Exchange MICEX-RTS OAO	9,520	14,260

	Shares	Value
Reference Entity — Long
Russia (concluded)
Novolipetsk Steel OJSC, -GDR	3,439	$45,395
Rosneft Oil Co.	27,500	136,231
Severstal OAO	3,740	41,849
Sistema JSFC	160,200	49,253
Sistema JSFC - GDR	244	1,842
Surgutneftegas OAO	275,900	204,936
Surgutneftegas OAO, ADR	48,159	348,806
		2,757,200
South Africa
AngloGold Ashanti Ltd.	3,171	36,011
Bidvest Group Ltd.	1,815	49,194
Clicks Group Ltd.	131,911	1,010,922
FirstRand Ltd.	1,176,769	5,621,535
Hyprop Investments Ltd.	26,698	274,919
Liberty Holdings Ltd.	17,760	247,524
Mr. Price Group Ltd.	46,720	997,477
Netcare Ltd.	1,564,209	5,471,942
Sibanye Gold Ltd.	431,842	1,024,891
Standard Bank Group Ltd.	6,486	95,071
		14,829,486
South Korea
Amorepacific Corp.	322	1,166,649
Doosan Infracore Co., Ltd.	29,492	325,942
GS Home Shopping, Inc.	769	171,269
Hanjin Kal Corp.	1	31
Hyosung Corp.	6,393	707,119
Hyundai Department Store Co., Ltd.	334	45,338
Hyundai Steel Co.	10,384	758,985
Kangwon Land, Inc.	6,283	214,177
KEPCO Plant Service & Engineering Co., Ltd.	235	21,330
Korea Electric Power Corp.	1,600	69,574
Korea Investment Holdings Co., Ltd.	2,726	174,538
Korean Reinsurance Co.	7	78
LG Display Co., Ltd.	16,042	444,252
LG Display Co., Ltd., ADR	67,309	930,210
LS Corp.	10,651	535,451
LS Industrial Systems Co., Ltd.	6,633	365,533
Mando Corp.	94	6,054
Mirae Asset Securities Co., Ltd.	481	26,530
NCSoft Corp.	1,640	312,406
Samsung Electronics Co., Ltd.	1,206	1,582,096
Samsung Electronics Co., Ltd., -GDR	1,895	1,242,717
SK Networks Co., Ltd.	23,584	174,315
SKC Co., Ltd.	13,407	527,730
Sungwoo Hitech Co., Ltd.	12,384	130,075

BLACKROCK FUNDS	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Tovis Co., Ltd.	7,042	$102,250
		10,034,649
Taiwan
Advanced Semiconductor Engineering, Inc.	522,000	740,261
Advanced Semiconductor Engineering, Inc. - ADR	41,100	293,043
AU Optronics Corp. - ADR	126,097	633,007
Chimei Innolux Corp.	5,837,000	3,010,939
Chimei Materials Technology Corp.	816,355	877,557
CTCI Corp.	28,000	49,232
Elan Microelectronics Corp.	391,000	640,167
Elite Advanced Laser Corp.	56,000	242,930
Everlight Electronics Co., Ltd.	123,000	284,355
Far Eastern Department Stores Co., Ltd.	1,279,508	1,028,330
Faraday Technology Corp.	717,000	985,416
Feng TAY Enterprise Co., Ltd.	590,000	3,640,716
Foxconn Technology Co., Ltd.	353,000	1,006,064
Highwealth Construction Corp.	29,000	75,649
Hon Hai Precision Industry Co., Ltd.	320,000	958,863
King Yuan Electronics Co., Ltd.	3,775,000	3,431,544
Nanya Technology Corp.	255,000	566,349
PChome Online, Inc.	6,000	101,492
Pegatron Corp.	231,000	684,326
Siliconware Precision Industries Co.	1,781,000	2,925,835
Siliconware Precision Industries Co. - ADR	42,838	347,416
Sitronix Technology Corp.	73,000	263,338
Soft-World International Corp.	96,000	272,980
Taiwan Paiho Ltd.	23,000	62,450
Taiwan Semiconductor Manufacturing Co., Ltd.	97,000	466,984
United Microelectronics Corp.	937,000	448,934
Yageo Corp.	22,000	45,235
Yuanta Financial Holding Co., Ltd.	2,072,500	1,204,602
		25,288,014
Thailand
PTT Global Chemical PCL	476,400	928,521
PTT PCL	11,500	124,192
		1,052,713
Turkey
Arcelik AS	93,579	504,069
Enka Insaat ve Sanayi AS	837,257	1,799,519
KOC Holding AS	532,360	2,517,866
Koza Altin Isletmeleri AS	124,515	1,300,743
TAV Havalimanlari Holding AS	108,015	949,654

	Shares	Value
Reference Entity — Long
Turkey (concluded)
Tofas Turk Otomobil Fabrikasi AS	113,768	$697,223
Turk Hava Yollari	854,221	2,833,643
Turk Telekomunikasyon AS	90,310	249,615
		10,852,332
Total Reference Entity — Long		143,799,966

Reference Entity — Short
Brazil
Gol Linhas Aereas Inteligentes SA - ADR	(69,073)	(175,445)
China
AAC Technologies Holdings, Inc.	(164,500)	(868,347)
Airtac International Group	(61,000)	(498,646)
AviChina Industry & Technology Co., Ltd.	(4,428,000)	(5,016,705)
BBMG Corp.	(323,500)	(400,374)
China Longyuan Power Group Corp., Class H	(29,000)	(35,939)
China Minsheng Banking Corp., Ltd.	(229,000)	(334,377)
China Modern Dairy Holdings, Ltd.	(966,000)	(393,003)
China Petroleum & Chemical Corp.	(312,000)	(294,455)
China Shanshui Cement Group, Ltd.	(2,165,000)	(1,757,017)
China Tian Lun Gas Holdings, Ltd.	(78,000)	(79,001)
CNOOC, Ltd.	(4,000)	(6,821)
Country Garden Holdings Co., Ltd.	(145,000)	(78,283)
Dongfang Electric Corp., Ltd., Class H	(411,600)	(933,185)
ENN Energy Holdings Ltd.	(2,000)	(14,395)
Fosun International, Ltd.	(90,500)	(225,569)
Haitian International Holdings, Ltd.	(6,000)	(14,923)
Hilong Holding, Ltd.	(14,000)	(5,274)
Huaneng Renewables Corp., Ltd.	(244,000)	(106,530)
Semiconductor Manufacturing International Corp.	(2,425,000)	(267,250)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(204,000)	(188,529)
Shanghai Electric Group Co., Ltd.	(74,000)	(75,458)
Shui On Land Ltd.	(13,191,500)	(4,263,304)
SOHO China, Ltd.	(760,000)	(576,551)
Sohu.com, Inc.	(2,199)	(146,124)
Sunac China Holdings, Ltd.	(160,000)	(210,391)
Sunny Optical Technology Group Co., Ltd.	(349,000)	(776,632)
Tingyi Cayman Islands Holding Corp.	(346,000)	(730,672)
Uni-President China Holdings, Ltd.	(4,580,000)	(3,705,105)
Want Want China Holdings, Ltd.	(530,000)	(581,367)

BLACKROCK FUNDS	APRIL 30, 2015	4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
China (concluded)
Weichai Power Co., Ltd., Class H	(2,000)	$(7,924)
Wisdom Holdings Group	(573,000)	(499,765)
Yanzhou Coal Mining Co., Ltd., Class H	(334,000)	(333,982)
		(23,425,898)
Hong Kong
Alibaba Pictures Group, Ltd.	(230,000)	(113,136)
Beijing Enterprises Holdings Ltd.	(16,000)	(146,219)
Brilliance China Automotive Holdings Ltd.	(330,000)	(619,321)
China Agri-Industries Holdings Ltd.	(405,000)	(231,275)
China Everbright International, Ltd.	(5,000)	(9,324)
China Gas Holdings, Ltd.	(54,000)	(95,410)
China Oceanwide Holdings, Ltd.	(4,630,000)	(719,251)
China Resources Enterprise, Ltd.	(491,985)	(1,507,126)
Hopewell Highway Infrastructure, Ltd.	(1,335,000)	(664,064)
Kunlun Energy Co., Ltd.	(78,000)	(92,598)
Lee & Man Paper Manufacturing, Ltd.	(75,000)	(42,490)
Poly Property Group Co., Ltd.	(645,000)	(413,256)
Towngas China Co., Ltd.	(730,000)	(782,857)
		(5,436,327)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(1,838,800)	(400,958)
Surya Citra Media Tbk PT	(2,127,900)	(474,434)
Tower Bersama Infrastructure Tbk PT	(317,500)	(207,584)
		(1,082,976)
Malaysia
Berjaya Sports Toto Bhd	(79)	(72)
Gamuda Bhd	(65,400)	(95,985)
		(96,057)
Mexico
Alsea SAB de C.V.	(26,100)	(78,375)
Fibra Uno Administracion SA de CV	(2,515,400)	(6,276,203)
Fomento Economico Mexicano SAB de C.V.	(187,200)	(1,697,026)
Fomento Economico Mexicano SAB de C.V., ADR	(76,442)	(6,917,237)
Genomma Lab Internacional SAB de C.V.	(707,059)	(834,166)
Grupo Financiero Inbursa SAB de C.V.	(416,183)	(993,663)
Grupo Lala SAB de C.V.	(132,300)	(267,929)

	Shares	Value
Reference Entity — Short
Mexico (concluded)
Grupo Mexico SAB de C.V.	(96,600)	$(298,199)
Grupo Televisa SAB	(13,500)	(98,254)
Infraestructura Energetica Nova SAB de C.V.	(37,200)	(216,479)
Mexichem SAB de CV	(196,410)	(562,525)
Mexico Real Estate Management SA de C.V.	(1,281,053)	(1,942,204)
Minera Frisco SAB de CV, Series A-1	(300,800)	(249,784)
PLA Administradora Industrial S de RL de C.V.	(301,327)	(595,112)
Promotora y Operadora de Infraestructura SAB de C.V.	(13,200)	(151,763)
		(21,178,919)
Poland
Cyfrowy Polsat SA	(50,751)	(353,808)
South Africa
Aspen Pharmacare Holdings, Ltd.	(2,509)	(76,298)
Discovery Holdings Ltd.	(421,443)	(4,676,976)
Massmart Holdings Ltd.	(150,298)	(1,889,912)
Nampak Ltd.	(168,277)	(602,659)
Remgro Ltd.	(267,043)	(5,931,480)
Resilient Property Income Fund, Ltd.	(73,639)	(616,164)
RMB Holdings, Ltd.	(1,491)	(8,972)
Woolworths Holdings, Ltd.	(28,022)	(210,803)
		(14,013,264)
South Korea
Amicogen, Inc.	(1,677)	(106,602)
Amotech Co., Ltd.	(3,306)	(49,193)
Chabiotech Co., Ltd.	(25,230)	(385,809)
CJ Korea Express Co., Ltd.	(4,003)	(763,619)
Daelim Industrial Co., Ltd.	(5,443)	(419,181)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(15,454)	(259,773)
Doosan Heavy Industries & Construction Co., Ltd.	(1,070)	(30,358)
Eo Technics Co., Ltd.	(4,645)	(478,302)
Gamevil, Inc.	(3,490)	(384,127)
Halla Visteon Climate Control Corp.	(18,895)	(708,894)
Hite Jinro Co., Ltd.	(37,803)	(800,292)
Hotel Shilla Co., Ltd.	(46,850)	(4,663,984)
Hyundai Heavy Industries Co., Ltd.	(13,349)	(1,734,424)
Hyundai Hysco Co., Ltd.	(928)	(57,169)
i-SENS, Inc.	(881)	(40,530)
Korea Aerospace Industries, Ltd.	(1,661)	(101,466)
LG International Corp.	(22,158)	(847,902)

BLACKROCK FUNDS	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
South Korea (concluded)
Orion Corp.	(10)	$(11,680)
Samsung Fine Chemicals Co., Ltd.	(5,085)	(205,775)
Samsung Techwin Co., Ltd.	(23,795)	(611,167)
SK Chemicals Co., Ltd.	(822)	(53,387)
		(12,713,634)
Spain
Abertis Infraestructuras SA	(23,492)	(432,887)
Taiwan
Chang Hwa Commercial Bank	(94,000)	(57,435)
Cheng Shin Rubber Industry Co., Ltd.	(48,000)	(114,875)
China Steel Corp.	(702,000)	(589,650)
CTBC Financial Holding Co., Ltd.	(668,000)	(519,953)
Evergreen Marine Corp. Taiwan Ltd.	(5,709,000)	(3,883,571)
Everlight Chemical Industrial Corp.	(249,000)	(227,442)
Far EasTone Telecommunications Co., Ltd.	(475,000)	(1,132,520)
Farglory Land Development Co., Ltd.	(236,000)	(281,768)
Formosa Chemicals & Fibre Corp.	(222,000)	(565,692)
Formosa Petrochemical Corp.	(24,000)	(61,873)
Genius Electronic Optical Co., Ltd.	(56,000)	(159,573)
Giant Manufacturing Co., Ltd.	(66,000)	(569,258)
Gigasolar Materials Corp.	(7,000)	(120,717)
Gigastorage Corp.	(330,000)	(288,063)
HannStar Display Corp.	(1,233,000)	(248,987)
Hiwin Technologies Corp.	(333,000)	(2,539,031)
Hotai Motor Co., Ltd.	(346,000)	(5,994,923)
Kuo Toong International Co., Ltd.	(16,000)	(27,066)
MediaTek, Inc.	(36,000)	(462,751)
Parade Technologies, Ltd.	(73,000)	(722,302)
Phison Electronics Corp.	(66,000)	(608,691)
Pixart Imaging, Inc.	(32,615)	(99,406)
President Chain Store Corp.	(68,000)	(503,211)
Quanta Computer, Inc.	(165,000)	(413,971)
ScinoPharm Taiwan, Ltd.	(506,880)	(848,750)
Taiwan Glass Industry Corp.	(69,000)	(49,457)
Taiwan Mobile Co., Ltd.	(1,221,000)	(4,301,641)
Tong Hsing Electronic Industries, Ltd.	(31,000)	(99,313)
TPK Holding Co., Ltd.	(19,000)	(118,027)
U-Ming Marine Transport Corp.	(726,000)	(1,089,225)
Unimicron Technology Corp.	(252,000)	(150,002)
Yulon Motor Co., Ltd.	(115,000)	(150,066)
		(26,999,210)
Thailand
BEC World PCL	(107,700)	(131,501)

	Shares	Value
Reference Entity — Short
Turkey
Turkcell Iletisim Hizmetleri AS	(146,719)	$(653,276)
Turkcell Iletisim Hizmetleri AS - ADR	(124,436)	(1,376,262)
		(2,029,538)
United States
Bizlink Holding, Inc.	(53,000)	(226,818)
Total Reference Entity — Short		(108,296,282)
Net Value of Reference Entity — Goldman Sachs & Co.		$35,503,684

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2015, expiration dates 8/27/15 – 11/03/16:
Reference Entity — Long
Austria
ams AG	394	$21,421
Andritz AG	231	13,524
		34,945
Belgium
Fagron	277	12,243
Nyrstar NV	5,638	22,172
Umicore SA	7,727	384,083
		418,498
Canada
Dominion Diamond Corp.	2,046	40,326
Finning International, Inc.	1,076	22,046
Methanex Corp.	1,818	109,412
Parex Resources, Inc.	6,206	49,792
		221,576
Denmark
NKT Holding A/S	7,457	473,221
Finland
UPM-Kymmene OYJ	1,028	18,601
France
BioMerieux	226	24,381
BNP Paribas SA	3,665	231,450
Ipsen SA	6,480	372,133
Peugeot SA	20,129	380,551
		1,008,515
Germany
Duerr AG	1,046	107,066
Gerresheimer AG	232	13,130

BLACKROCK FUNDS	APRIL 30, 2015	6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Germany (concluded)
Krones AG	257	$28,363
		148,559
Hong Kong
Dah Sing Banking Group, Ltd.	4,000	8,698
Dah Sing Financial Holdings, Ltd.	9,200	64,589
First Pacific Co. Ltd.	6,000	5,821
HKT Trust & HKT Ltd.	4,000	5,348
Hutchison Telecommunications Hong Kong Holdings, Ltd.	20,000	9,251
Jardine Matheson Holdings Ltd.	600	37,070
Kerry Properties Ltd.	31,000	126,520
Luk Fook Holdings International, Ltd.	14,000	43,775
New World Development Co. Ltd.	528,000	700,319
Orient Overseas International Ltd.	20,500	125,818
		1,127,209
Ireland
Ingersoll-Rand PLC	7,454	490,771
Smurfit Kappa Group PLC	7,977	244,228
		734,999
Italy
Parmalat SpA	6,277	17,384
Recordati SpA	20,447	407,424
		424,808
Japan
Advantest Corp.	200	2,358
Brother Industries Ltd.	700	11,137
Disco Corp.	7,400	673,895
Dowa Holdings Co. Ltd.	2,000	17,948
Ebara Corp.	2,000	8,891
Enplas Corp.	2,500	100,612
Fujitsu General Ltd.	12,000	172,835
Hitachi High-Technologies Corp.	900	26,082
Hitachi Metals Ltd.	2,000	31,278
Horiba Ltd.	400	15,021
JGC Corp.	11,000	228,919
JTEKT Corp.	8,100	137,957
Koito Manufacturing Co. Ltd.	3,100	108,476
Mitsubishi Materials Corp.	51,000	183,599
NGK Spark Plug Co. Ltd.	800	22,403
NSK Ltd.	100	1,562
Oki Electric Industry Co. Ltd.	244,000	499,862
OKUMA Corp.	24,000	260,034
OSG Corp.	14,200	295,244
Shimano, Inc.	1,000	143,251
Sysmex Corp.	400	22,133
Tadano Ltd.	14,000	203,085
Takata Corp.	8,000	98,908

	Shares	Value
Reference Entity — Long
Japan (concluded)
TDK Corp.	500	$36,016
Tokyo Electron Ltd.	2,100	115,106
Topcon Corp.	3,300	85,822
Tosoh Corp.	4,000	21,445
Yamato Kogyo Co. Ltd.	600	14,117
		3,537,996
Netherlands
ASM International NV	1,298	63,020
Singapore
Flextronics International Ltd.	77,145	889,096
Indofood Agri Resources, Ltd.	12,100	6,651
		895,747
Spain
Abengoa SA, B Shares	47,800	154,496
Fomento de Construcciones y Contratas SA	1,483	19,020
Gamesa Corp. Tecnologica SA	16,914	226,181
Inmobiliaria Colonial SA	27,478	18,853
		418,550
Sweden
Boliden AB	6,421	139,501
Switzerland
Cie Financiere Richemont SA, Registered Shares	1,108	98,759
Forbo Holding AG	4	4,888
Georg Fischer AG, Registered Shares	189	133,681
Logitech International SA, Registered Shares	579	8,692
OC Oerlikon Corp. AG, Registered Shares	393	5,141
		251,161
United Kingdom
Inchcape PLC	42,191	536,672
Premier Oil PLC	33,624	89,951
		626,623
United States
3M Co.	1,445	225,984
Align Technology, Inc.	5,544	326,209
Amkor Technology, Inc.	4,249	29,870
AmTrust Financial Services, Inc.	26	1,546
AO Smith Corp.	2,063	131,826
Cabot Corp.	10,896	465,695
Calpine Corp.	30,239	659,513
Cameron International Corp.	2,557	140,175

BLACKROCK FUNDS	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
United States (continued)
Cliffs Natural Resources, Inc.	3,882	$23,059
Costco Wholesale Corp.	260	37,193
Cummins, Inc.	4,453	615,672
Cytec Industries, Inc.	832	46,001
Deckers Outdoor Corp.	6,326	468,124
DENTSPLY International, Inc.	1,799	91,749
DiamondRock Hospitality Co.	10,139	137,485
Eastman Chemical Co.	210	16,006
EPAM Systems, Inc.	68	4,400
Expeditors International of Washington, Inc.	4,748	217,601
Gartner, Inc.	738	61,239
GATX Corp.	657	35,741
GoPro, Inc., Class A	681	34,105
HCA Holdings, Inc.	611	45,220
Houghton Mifflin Harcourt Co.	3,803	86,937
Hyster-Yale Materials Handling, Inc.	1,517	111,257
IAC/InterActiveCorp	6,076	424,226
Iconix Brand Group, Inc.	23,020	605,656
ICU Medical, Inc.	2,540	214,300
Ingram Micro, Inc., Class A	6,525	164,169
Invesco Ltd.	4,128	170,982
ITT Corp.	5,102	202,294
Johnson & Johnson	6,317	626,646
Lam Research Corp.	962	72,708
Lear Corp.	735	81,607
Liberty TripAdvisor Holdings, Inc., Series A	2,927	86,961
Lincoln Electric Holdings, Inc.	217	14,509
LogMeIn, Inc.	3,355	215,324
Mead Johnson Nutrition Co.	5,454	523,148
Micron Technology, Inc.	19,849	558,352
National Instruments Corp.	19,185	548,691
Newfield Exploration Co.	443	17,383
NRG Energy, Inc.	11,170	281,931
Penske Automotive Group, Inc.	227	11,080
PepsiCo, Inc.	4,325	411,394
Progress Software Corp.	16,157	426,545
Republic Services, Inc.	502	20,396
Starwood Hotels & Resorts Worldwide, Inc.	3,099	266,359
Tessera Technologies, Inc.	9,337	337,159
The Valspar Corp.	340	27,574
Vishay Intertechnology, Inc.	2,799	35,491
Waste Connections, Inc.	9,518	451,248
Western Digital Corp.	120	11,729
Whirlpool Corp.	568	99,741

	Shares	Value
Reference Entity — Long
United States (concluded)
World Fuel Services Corp.	10,316	$572,538
		11,492,748
Total Reference Entity — Long		22,036,277

Reference Entity — Short
Belgium
Anheuser-Busch InBev NV	(13,117)	(1,596,972)
NV Bekaert SA	(1,374)	(39,918)
		(1,636,890)
Denmark
Chr Hansen Holding A/S	(1,009)	(48,848)
France
Carrefour SA	(1,286)	(44,340)
Edenred	(3,476)	(93,189)
Kering	(3,069)	(567,570)
Nexans SA	(1,149)	(45,025)
		(750,124)
Germany
MorphoSys AG	(294)	(21,152)
Hong Kong
The Bank of East Asia, Ltd.	(42)	(182)
Chow Tai Fook Jewellery Group, Ltd.	(117,400)	(142,084)
Esprit Holdings Ltd.	(32,300)	(30,601)
Hong Kong & China Gas Co., Ltd.	(23,000)	(54,786)
Melco International Development, Ltd.	(134,000)	(226,564)
PCCW, Ltd.	(4,000)	(2,663)
The Wharf Holdings, Ltd.	(7,000)	(50,436)
		(507,316)
Japan
AEON Financial Service Co., Ltd.	(5,600)	(142,758)
Asahi Glass Co., Ltd.	(3,000)	(20,190)
Chiyoda Corp.	(9,000)	(81,674)
Daihatsu Motor Co. Ltd.	(38,500)	(557,689)
Honda Motor Co., Ltd.	(14,100)	(472,708)
Japan Display, Inc.	(1,000)	(4,108)
The Japan Steel Works, Ltd.	(5,000)	(23,074)
Kubota Corp.	(2,000)	(31,302)
NGK Insulators, Ltd.	(1,000)	(22,464)
Nifco, Inc.	(800)	(28,333)
Nippon Electric Glass Co. Ltd.	(50,000)	(284,333)
Nippon Paint Co., Ltd.	(900)	(30,148)
Rohto Pharmaceutical Co., Ltd.	(4,500)	(64,246)
Ryohin Keikaku Co., Ltd.	(100)	(15,948)

BLACKROCK FUNDS	APRIL 30, 2015	8

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Japan (concluded)
Sharp Corp.	(49,000)	$(105,588)
Sumitomo Chemical Co., Ltd.	(84,000)	(472,412)
Suzuki Motor Corp.	(1,300)	(42,019)
Toray Industries, Inc.	(34,000)	(295,550)
TOTO, Ltd.	(2,000)	(28,294)
Toyo Seikan Group Holdings Ltd.	(700)	(11,069)
Toyota Tsusho Corp.	(600)	(15,427)
Ushio, Inc.	(5,300)	(69,502)
		(2,818,836)
Netherlands
SBM Offshore NV	(8,602)	(111,085)
Sensata Technologies Holding NV	(834)	(46,045)
		(157,130)
Norway
Opera Software ASA	(62,521)	(608,444)
Portugal
Jeronimo Martins SGPS SA	(22,917)	(334,299)
Singapore
Hutchison Port Holdings Trust	(140,700)	(94,798)
Sweden
Autoliv, Inc.	(65)	(7,717)
Electrolux AB	(1,339)	(40,093)
Volvo AB, -B Shares	(14,285)	(197,350)
		(245,160)
Switzerland
Barry Callebaut AG	(8)	(9,705)
Dufry AG	(1,844)	(271,136)
Givaudan SA	(30)	(56,135)
Nestle SA	(3,996)	(310,027)
Sulzer AG	(3,717)	(414,773)
		(1,061,776)
United Kingdom
Antofagasta PLC	(2,310)	(27,649)
British American Tobacco PLC	(8,339)	(458,175)
CNH Industrial NV	(146,108)	(1,283,730)
GlaxoSmithKline PLC	(1,619)	(37,394)
IMI PLC	(110)	(2,108)
Intertek Group PLC	(375)	(14,987)
Reckitt Benckiser Group PLC	(29)	(2,581)
Rotork PLC	(204)	(7,361)
Smiths Group PLC	(19,844)	(347,397)
		(2,181,382)

	Shares	Value
Reference Entity — Short
United States
A Schulman, Inc.	(1,252)	$(53,147)
American Airlines Group, Inc.	(2,895)	(139,785)
Analog Devices, Inc.	(1,058)	(65,427)
Arrow Electronics, Inc.	(392)	(23,406)
Arthur J Gallagher & Co.	(5,674)	(271,387)
Avery Dennison Corp.	(3,219)	(178,944)
Avon Products, Inc.	(228)	(1,863)
B/E Aerospace, Inc.	(320)	(19,133)
Ball Corp.	(7,987)	(586,326)
Belden, Inc.	(400)	(33,580)
Brady Corp., Class A	(6,356)	(169,260)
The Brink's Co.	(6,656)	(176,184)
Bruker Corp.	(151)	(2,863)
Chemtura Corp.	(1,430)	(43,086)
Cinemark Holdings, Inc.	(1,151)	(49,067)
Colfax Corp.	(6,618)	(328,187)
CONMED Corp.	(1,453)	(72,984)
Coty, Inc., Class A	(42,195)	(1,008,882)
Cray, Inc.	(9,587)	(269,299)
Cree, Inc.	(34,671)	(1,098,377)
Cypress Semiconductor Corp.	(5,108)	(68,039)
DCT Industrial Trust, Inc.	(442)	(14,604)
Dealertrack Technologies, Inc.	(9,524)	(374,388)
Deere & Co.	(835)	(75,584)
Diebold, Inc.	(1,743)	(60,604)
Donaldson Co., Inc.	(4,975)	(185,916)
FEI Co.	(3,841)	(289,842)
Finisar Corp.	(2,209)	(44,909)
FleetCor Technologies, Inc.	(2,113)	(339,961)
Franklin Electric Co., Inc.	(7,790)	(281,686)
Genesee & Wyoming, Inc., Class A	(430)	(39,969)
Guess?, Inc.	(5,129)	(93,912)
HeartWare International, Inc.	(2,651)	(200,707)
HEICO Corp.	(2,047)	(114,305)
Interactive Brokers Group, Inc., Class A	(9,060)	(307,587)
Jabil Circuit, Inc.	(9,502)	(213,985)
JDS Uniphase Corp.	(6,061)	(76,732)
Kennametal, Inc.	(1,577)	(55,842)
Littelfuse, Inc.	(55)	(5,390)
Mattel, Inc.	(9,470)	(266,675)
McDonald's Corp.	(2,997)	(289,360)
McGraw Hill Financial, Inc.	(1,133)	(118,172)
Mettler-Toledo International, Inc.	(15)	(4,755)
Netflix, Inc.	(362)	(201,453)
NetSuite, Inc.	(805)	(76,934)
Peabody Energy Corp.	(8,946)	(42,315)
PriceSmart, Inc.	(2,456)	(197,610)
Rambus, Inc.	(446)	(6,173)
Schweitzer-Mauduit International, Inc.	(1,595)	(70,515)
Sotheby's	(13,670)	(583,846)

BLACKROCK FUNDS	APRIL 30, 2015	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
United States (concluded)
The Spectranetics Corp.	(9,646)	$(247,420)
Standard Pacific Corp.	(2,431)	(19,691)
Synaptics, Inc.	(1,164)	(98,614)
TAL International Group, Inc.	(36,628)	(1,411,643)
Taylor Morrison Home Corp.	(102)	(1,889)
Tupperware Brands Corp.	(342)	(22,866)
Universal Corp.	(3,567)	(167,756)
Universal Display Corp.	(1,675)	(73,817)
UTi Worldwide, Inc.	(16,280)	(147,008)
WABCO Holdings, Inc.	(189)	(23,521)
WR Grace & Co.	(386)	(37,334)
Zebra Technologies Corp., Class A	(402)	(37,016)
		(11,581,532)
Total Reference Entity — Short		(22,047,687)
Net Value of Reference Entity — Goldman Sachs & Co.		$(11,410)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of April 30, 2015, expiration dates 5/16/16 – 1/22/18:
Reference Entity — Long
Brazil
AMBEV SA	225,100	$1,415,023
AMBEV SA, ADR	105,231	666,112
Banco do Brasil SA	46,300	409,070
Banco do Estado do Rio Grande do Sul, Preference Shares	17,400	67,511
Braskem SA - ADR	129,676	1,076,311
Braskem SA, Preference A Shares	140,500	587,564
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	25,606	858,825
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	7,700	260,675
Cia Energetica de Sao Paulo, Preference 'B' Shares	49,100	309,630
Cia Paranaense de Energia, Preference 'B' Shares	18,800	211,589
EDP - Energias do Brasil SA	94,500	359,125
Even Construtora e Incorporadora SA	47,000	77,373
Gerdau SA - ADR	347,032	1,166,027
Gerdau SA, Preference Shares	95,500	318,550
Itau Unibanco Holding SA, Preference Shares	59,500	760,894
JBS SA	557,200	2,873,890

	Shares	Value
Reference Entity — Long
Brazil (concluded)
Metalurgica Gerdau SA, Preference Shares	221,100	$722,091
Multiplus SA	37,500	416,950
Petroleo Brasileiro SA, Preference Shares	10,100	43,746
		12,600,956
Chile
Empresas COPEC SA	22,117	253,880
China
Agile Property Holdings Ltd.	184,000	153,662
Agricultural Bank of China Ltd., Class H	199,000	112,033
Air China Ltd., Class H	232,000	279,819
Anhui Conch Cement Co., Ltd., Class H	139,000	562,013
Anhui Expressway Co., Ltd., Class H	326,000	281,550
Anta Sports Products Ltd.	1,356,000	2,988,237
Beijing Capital International Airport Co. Ltd., Class H	2,592,000	2,754,974
China Biologic Products, Inc.	613	58,627
China Cinda Asset Management Co. Ltd.	472,000	280,103
China Communications Construction Co. Ltd., Class H	703,000	1,278,654
China Communications Services Corp. Ltd., Class H	596,000	335,873
China Construction Bank Corp., Class H	1,292,000	1,254,189
China Everbright Bank Co. Ltd., Class H	96,000	65,044
China Machinery Engineering Corp.	170,000	225,678
China Medical System Holdings Ltd.	28,000	49,413
China Railway Group Ltd., Class H	157,000	220,327
China Unicom Hong Kong Ltd.	152,000	285,476
Datang International Power Generation Co. Ltd., Class H	1,820,000	1,064,636
Dongfeng Motor Group Co. Ltd., Class H	274,000	455,212
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H, Class H	80,000	305,942
Guangzhou R&F Properties Co. Ltd., Class H	580,400	740,271
Huaneng Power International, Inc., Class H	116,000	164,513
Intime Retail Group Co. Ltd.	251,500	281,212
Longfor Properties Co. Ltd.	203,000	352,336

BLACKROCK FUNDS	APRIL 30, 2015	10

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
China (concluded)
Ping An Insurance Group Co. of China Ltd., Class H	23,500	$336,079
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	165,400	514,834
Sihuan Pharmaceutical Holdings Group Ltd.	3,192,000	1,816,222
Sino-Ocean Land Holdings Ltd.	1,268,500	1,055,260
Sinopharm Group Co. Ltd., Class H	93,200	442,681
TCL Communication Technology Holdings, Ltd.	163,000	173,481
Zhejiang Expressway Co. Ltd., Class H	3,462,000	5,498,325
		24,386,676
Hong Kong
Belle International Holdings Ltd.	662,000	849,658
China Mobile Ltd.	27,500	392,790
China Overseas Land & Investment Ltd.	574,000	2,390,928
China Resources Cement Holdings Ltd.	1,916,000	1,217,704
China Taiping Insurance Holdings Co. Ltd.	84,200	312,812
China Travel International Inv HK	3,186,000	1,419,290
Franshion Properties China Ltd.	1,894,000	765,215
Guangdong Investment Ltd.	486,000	724,705
Kingboard Chemical Holdings Ltd.	684,500	1,245,793
KWG Property Holding Ltd.	2,023,500	2,044,536
Sino Biopharmaceutical Ltd.	308,000	351,637
Skyworth Digital Holdings Ltd.	342,000	304,667
Yuexiu Property Co. Ltd.	3,014,560	737,124
		12,756,859
Hungary
MOL Hungarian Oil & Gas PLC	29,855	1,660,748
OTP Bank PLC	83,516	1,846,723
		3,507,471
Indonesia
Adaro Energy Tbk PT	17,687,900	1,190,926
Matahari Putra Prima Tbk PT	2,246,300	684,968
Pembangunan Perumahan Persero Tbk PT	269,300	81,147
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	689,100	75,342
Summarecon Agung Tbk PT	3,485,000	476,132

	Shares	Value
Reference Entity — Long
Indonesia (concluded)
United Tractors Tbk PT	1,449,100	$2,382,728
		4,891,243
Malaysia
British American Tobacco Malaysia Bhd	35,800	672,035
KNM Group Bhd	949,700	169,889
MISC Bhd	344,400	881,259
Tenaga Nasional Bhd	91,800	369,471
YTL Power International Bhd	28,800	12,938
		2,105,592
Mexico
Gruma SAB de CV	232,540	2,803,909
Grupo Aeroportuario del Pacifico SAB de CV, ADR	23,317	1,656,673
Grupo Aeroportuario del Pacifico SAB de CV, Class B	34,688	246,967
OHL Mexico SAB de CV	104,557	210,654
Wal-Mart de Mexico SAB de CV	1,291,600	3,050,944
		7,969,147
Peru
Compania de Minas Buenaventura SA - ADR	4,698	52,524
Philippines
Energy Development Corp.	204,700	37,125
Globe Telecom, Inc.	8,120	396,995
Universal Robina Corp.	39,130	190,821
		624,941
Poland
Enea SA	69,678	315,500
KGHM Polska Miedz SA	13,669	479,269
PGE SA	12,808	73,699
Polski Koncern Naftowy Orlen SA	220,235	4,182,608
Polskie Gornictwo Naftowe i Gazownictwo SA	47,279	85,278
Tauron Polska Energia SA	1,708,359	2,284,905
		7,421,259
Qatar
Qatar National Bank	15,023	814,980
Russia
Alrosa AO	79,100	105,157
Lukoil OAO - ADR	18,563	949,600
Magnit OJSC - GDR	2,721	149,281
MMC Norilsk Nickel OJSC - ADR	22,458	423,053
Mobile TeleSystems OJSC	45,880	234,571
Moscow Exchange MICEX-RTS OAO	221,440	331,701

BLACKROCK FUNDS	APRIL 30, 2015	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Russia (concluded)
Severstal PAO, -GDR	1,645	$18,236
Surgutneftegas OAO	435,300	323,336
		2,534,935
South Africa
Bidvest Group Ltd.	37,280	1,010,439
Capitec Bank Holdings, Ltd.	8,323	391,898
Clicks Group, Ltd.	62,048	475,515
FirstRand Ltd.	581,656	2,778,625
The Foschini Group Ltd.	25,515	377,787
Liberty Holdings Ltd.	5,472	76,264
MMI Holdings Ltd.	163,409	464,970
MTN Group Ltd.	18,437	370,195
Sasol Ltd.	9,291	374,088
Sasol, Ltd., ADR	118,514	4,770,188
Sibanye Gold, Ltd.	350,336	831,453
Standard Bank Group Ltd.	14,759	216,336
		12,137,758
South Korea
Amorepacific Corp.	446	1,615,918
Asiana Airlines, Inc.	30,896	221,344
Hyosung Corp.	6,340	701,257
Hyundai Engineering & Construction Co., Ltd.	1,179	56,723
Hyundai Mobis	26,552	5,838,199
Hyundai Steel Co.	16,070	1,174,584
Industrial Bank of Korea	23,466	322,421
Kangwon Land, Inc.	22,614	770,873
Korea Electric Power Corp.	3,733	162,326
Korea Petrochemical Ind Co., Ltd.	3,124	504,343
LG Display Co., Ltd.	13,027	360,758
LG Display Co., Ltd., ADR	52,958	731,880
LOTTE Himart Co., Ltd.	2,556	169,674
Lotte Shopping Co., Ltd.	881	212,469
LS Corp.	10,289	517,253
Medy-Tox, Inc.	2,123	733,927
NCSoft Corp.	1,604	305,548
Poongsan Corp.	9,394	253,085
Samsung Electronics Co. Ltd.	1,109	1,454,846
Samsung Electronics Co., Ltd., -GDR	1,050	688,577
Silicon Works Co., Ltd.	8,665	328,223
SK Networks Co., Ltd.	123,766	914,782
SKC Co., Ltd.	7,627	300,216
Sungwoo Hitech Co., Ltd.	34,182	359,029
		18,698,255
Spain
Cemex Latam Holdings SA	22,821	127,422

	Shares	Value
Reference Entity — Long
Taiwan
Advanced Semiconductor Engineering, Inc.	1,753,000	$2,485,973
AU Optronics Corp.	1,651,000	828,549
AU Optronics Corp. ADR	42,431	213,004
Catcher Technology Co., Ltd.	84,000	982,955
Cheng Uei Precision Industry Co., Ltd.	64,000	125,853
Chimei Materials Technology Corp.	16,600	17,845
CTCI Corp.	124,000	218,025
Elite Advanced Laser Corp.	44,000	190,874
Everlight Electronics Co., Ltd.	304,000	702,796
Far Eastern Department Stores Ltd.	803,192	645,519
Faraday Technology Corp.	142,000	195,159
Feng TAY Enterprise Co., Ltd.	285,000	1,758,651
Foxconn Technology Co., Ltd.	53,000	151,052
Hon Hai Precision Industry Co. Ltd.	216,000	647,232
Innolux Corp.	8,509,000	4,389,255
King Yuan Electronics Co., Ltd.	1,364,000	1,239,901
Nanya Technology Corp.	57,000	126,596
PChome Online, Inc.	8,000	135,323
Pegatron Corp.	115,000	340,682
Pou Chen Corp.	1,180,000	1,653,596
Realtek Semiconductor Corp.	150	467
Shin Kong Financial Holding Co., Ltd.	1,913,000	620,426
Siliconware Precision Industries Co. - ADR	78,996	640,658
Sitronix Technology Corp.	46,000	165,939
Soft-World International Corp.	31,000	88,150
Taiwan Paiho, Ltd.	376,000	1,020,920
Taiwan Semiconductor Manufacturing Co. Ltd.	524,000	2,522,678
Transcend Information, Inc.	41,000	157,530
United Microelectronics Corp.	1,015,000	486,305
Yuanta Financial Holding Co., Ltd.	775	450
Zhen Ding Technology Holding Ltd.	16,000	55,702
		22,808,065
Thailand
AP Thailand PCL	472,600	105,372
Bangkok Dusit Medical Services PCL	144,300	88,423
Delta Electronics Thailand PCL	38,700	98,027
Pruksa Real Estate PCL	135,200	112,786
PTT Global Chemical PCL, Foreign Registered Shares	197,300	384,545

BLACKROCK FUNDS	APRIL 30, 2015	12

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Thailand (concluded)
Siam Cement PCL, Foreign Registered Shares	9,500	$153,546
		942,699
Turkey
Enka Insaat ve Sanayi AS	434,764	934,440
Eregli Demir ve Celik Fabrikalari TAS	39,639	66,891
Haci Omer Sabanci Holding AS	382,561	1,398,528
KOC Holding AS	276,042	1,305,577
Koza Altin Isletmeleri AS	106,893	1,116,656
TAV Havalimanlari Holding AS	184,914	1,625,740
Turk Hava Yollari	463,348	1,537,029
Turk Telekomunikasyon AS	180,393	498,602
		8,483,463
United States
Genpact Ltd.	53,829	1,176,702
Total Reference Entity — Long		144,294,827

Reference Entity — Short
Brazil
CCR SA	(28,900)	(159,226)
Cielo SA	(300,608)	(4,184,437)
Duratex SA	(18,480)	(52,074)
EcoRodovias Infraestrutura e Logistica SA	(25,000)	(73,599)
Equatorial Energia SA	(400,039)	(4,251,398)
Klabin SA	(908,338)	(5,571,312)
Kroton Educacional SA	(956,400)	(3,491,727)
Oi SA, ADR	(94,345)	(182,086)
		(17,965,859)
China
AAC Technologies Holdings, Inc.	(46,000)	(242,820)
Airtac International Group	(2,000)	(16,349)
AviChina Industry & Technology Co., Ltd., Class H	(276,000)	(312,694)
BBMG Corp.	(46,000)	(56,931)
China COSCO Holdings Co., Ltd., Class H	(623,000)	(572,789)
China Huishan Dairy Holdings Co., Ltd.	(6,120,000)	(1,304,672)
China Longyuan Power Group Corp., Class H	(3,000)	(3,718)
China Minsheng Banking Corp., Ltd.	(7,000)	(10,221)
China Modern Dairy Holdings, Ltd.	(1,026,000)	(417,414)
China Petroleum & Chemical Corp.	(130,000)	(122,690)

	Shares	Value
Reference Entity — Short
China (concluded)
China Petroleum & Chemical Corp., ADR	(12,679)	$(1,197,785)
China Shanshui Cement Group, Ltd.	(1,350,000)	(1,095,600)
China Shipping Container Lines Co., Ltd., Class H	(1,642,000)	(926,006)
CNOOC, Ltd.	(1,998,000)	(3,407,013)
Cosmo Lady China Holdings Co., Ltd.	(163,000)	(136,546)
Country Garden Holdings Co., Ltd.	(769,000)	(415,172)
ENN Energy Holdings Ltd.	(34,000)	(244,711)
Fosun International, Ltd.	(119,500)	(297,850)
Guangshen Railway Co., Ltd.	(122,000)	(80,792)
Haitian International Holdings, Ltd.	(69,000)	(171,613)
Hilong Holding, Ltd.	(240,000)	(90,410)
Huaneng Renewables Corp., Ltd.	(2,000)	(873)
Kangda International Environmental Co., Ltd.	(278,000)	(152,578)
Kingsoft Corp., Ltd.	(62,000)	(242,379)
Li Ning Co., Ltd.	(1,111,500)	(614,792)
Maanshan Iron & Steel Co., Ltd., Class H	(744,000)	(289,100)
Semiconductor Manufacturing International Corp.	(25,257,000)	(2,783,482)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(216,000)	(199,619)
Shui On Land Ltd.	(494,500)	(159,815)
Sichuan Expressway Co., Ltd.	(100,000)	(54,828)
Sinopec Engineering Group Co., Ltd.	(95,000)	(102,543)
SOHO China, Ltd.	(3,500)	(2,655)
Sunac China Holdings, Ltd.	(471,000)	(619,339)
Tingyi Cayman Islands Holding Corp.	(3,596,000)	(7,593,921)
Uni-President China Holdings, Ltd.	(1,409,000)	(1,139,846)
Want Want China Holdings, Ltd.	(529,000)	(580,270)
Yanzhou Coal Mining Co., Ltd., ADR	(70,781)	(704,271)
Yanzhou Coal Mining Co., Ltd., Class H	(524,000)	(523,971)
		(26,888,078)
Greece
Eurobank Ergasias SA	(3,702,983)	(563,706)
Hong Kong
Alibaba Pictures Group, Ltd.	(590,000)	(290,218)
Beijing Enterprises Holdings Ltd.	(45,500)	(415,811)
Beijing Enterprises Water Group Ltd.	(294,000)	(253,558)
Brilliance China Automotive Holdings Ltd.	(20,000)	(37,535)
China Agri-Industries Holdings Ltd.	(3,894,000)	(2,223,672)

BLACKROCK FUNDS	APRIL 30, 2015	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
China Everbright International, Ltd.	(12,000)	$(22,377)
China Gas Holdings, Ltd.	(728,000)	(1,286,264)
China Resources Enterprise, Ltd.	(8,007)	(24,528)
China Resources Gas Group, Ltd.	(14,000)	(48,620)
China Resources Power Holdings Co., Ltd.	(50,000)	(150,833)
China Singyes Solar Technologies Holdings, Ltd.	(28,000)	(45,854)
Geely Automobile Holdings, Ltd.	(90,000)	(50,630)
Kunlun Energy Co., Ltd.	(3,136,000)	(3,722,905)
Lee & Man Paper Manufacturing, Ltd.	(569,000)	(322,360)
Poly Property Group Co., Ltd.	(437,000)	(279,989)
Tech Pro Technology Development, Ltd.	(134,000)	(108,921)
Towngas China Co., Ltd.	(930,000)	(997,338)
WH Group, Ltd.	(280,000)	(195,437)
		(10,476,850)
Malaysia
UMW Holdings Bhd	(16,300)	(48,647)
Malta
Brait SE	(739,085)	(5,625,651)
Mexico
Alsea SAB de C.V.	(171,801)	(515,896)
Fomento Economico Mexicano SAB de C.V.	(10,400)	(94,279)
Fomento Economico Mexicano SAB de C.V., ADR	(1,533)	(138,721)
Genomma Lab Internacional SAB de C.V.	(1,646,140)	(1,942,063)
Grupo Financiero Banorte SAB de C.V.	(32,500)	(185,315)
Grupo Financiero Inbursa SAB de C.V.	(153,300)	(366,013)
Grupo Lala SAB de C.V.	(53,800)	(108,954)
Grupo Televisa SAB	(2,100)	(15,284)
Grupo Televisa SAB, ADR	(6,420)	(233,752)
Mexichem SAB de CV	(161,572)	(462,748)
Minera Frisco SAB de CV, Series A-1	(257,800)	(214,077)
		(4,277,102)
Russia
Uralkali OJSC - GDR	(1,175)	(17,282)
South Africa
Aspen Pharmacare Holdings, Ltd.	(94,281)	(2,867,043)
Discovery Holdings Ltd.	(37,031)	(410,953)
Imperial Holdings, Ltd.	(6,600)	(110,526)
Nampak Ltd.	(63,770)	(228,383)

	Shares	Value
Reference Entity — Short
South Africa (concluded)
PPC, Ltd.	(185,256)	$(265,046)
Resilient Property Income Fund, Ltd.	(10,138)	(84,828)
RMB Holdings, Ltd.	(1,877)	(11,295)
Vodacom Group, Ltd.	(3,806)	(47,451)
Woolworths Holdings, Ltd.	(50,344)	(378,725)
		(4,404,250)
South Korea
Cheil Industries, Inc.	(2,986)	(439,483)
Chong Kun Dang Pharmaceutical Corp.	(1,455)	(96,977)
Daelim Industrial Co., Ltd.	(5,217)	(401,776)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(8,836)	(148,528)
Doosan Corp.	(11,745)	(1,360,382)
GS Holdings	(6,503)	(303,353)
Halla Visteon Climate Control Corp.	(16,897)	(633,934)
Hanjin Transportation Co., Ltd.	(6,107)	(345,811)
Hanwha Life Insurance Co., Ltd.	(8,549)	(63,240)
Hite Jinro Co., Ltd.	(5,138)	(108,772)
Hotel Shilla Co., Ltd.	(8,626)	(858,731)
Hyundai Heavy Industries Co., Ltd.	(11,528)	(1,497,823)
Hyundai Hysco Co., Ltd.	(745)	(45,895)
i-SENS, Inc.	(14,988)	(689,514)
Interpark Corp.	(3,423)	(28,483)
Interpark INT Corp.	(3,304)	(64,594)
Kolao Holdings	(3,834)	(71,558)
Korea Aerospace Industries, Ltd.	(1,142)	(69,762)
LG International Corp.	(2,273)	(86,979)
Lotte Chilsung Beverage Co., Ltd.	(28)	(61,944)
Lotte Confectionery Co., Ltd.	(163)	(283,535)
NAVER Corp.	(187)	(113,075)
Orion Corp/Republic of Korea	(260)	(303,670)
Paradise Co., Ltd.	(17,147)	(397,809)
POSCO, ADR	(6,776)	(400,326)
Samsung Heavy Industries Co., Ltd.	(222,399)	(3,746,012)
Samsung Techwin Co., Ltd.	(4,551)	(116,891)
		(12,738,857)
Taiwan
Advantech Co., Ltd.	(6,000)	(49,427)
Career Technology MFG. Co., Ltd.	(37,000)	(36,746)
Chang Hwa Commercial Bank	(4,630,360)	(2,829,186)
China Development Financial Holding Corp.	(1,401,000)	(583,700)
China Steel Chemical Corp.	(26,000)	(126,255)
China Steel Corp.	(201,000)	(168,831)
Compal Electronics, Inc.	(73,000)	(66,461)
CTBC Financial Holding Co., Ltd.	(362,000)	(281,771)
Epistar Corp.	(213,000)	(332,713)

BLACKROCK FUNDS	APRIL 30, 2015	14

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Taiwan (concluded)
Far EasTone Telecommunications Co., Ltd.	(73,000)	$(174,050)
Formosa Chemicals & Fibre Corp.	(34,000)	(86,638)
Hermes Microvision, Inc.	(2,000)	(140,636)
Hiwin Technologies Corp.	(73,330)	(559,121)
Kinpo Electronics	(183,000)	(78,541)
MediaTek, Inc.	(135,000)	(1,735,316)
Motech Industries, Inc.	(48,000)	(61,522)
President Chain Store Corp.	(279,000)	(2,064,646)
Primax Electronics Ltd.	(138,000)	(181,685)
Quanta Computer, Inc.	(460,000)	(1,154,102)
Radiant Opto-Electronics Corp.	(24,000)	(78,921)
Taiwan Mobile Co., Ltd.	(565,000)	(1,990,522)
Tong Hsing Electronic Industries, Ltd.	(24,000)	(76,887)
Wistron Corp.	(160,000)	(136,114)
Yulon Motor Co., Ltd.	(36,000)	(46,977)
		(13,040,768)
Thailand
BEC World PCL	(28,300)	(34,554)
Charoen Pokphand Foods PCL	(91,900)	(62,168)
Minor International PCL	(2,540,120)	(2,542,817)
PTT Exploration & Production PCL	(239,400)	(849,683)
		(3,489,222)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(21,319)	(179,474)
BIM Birlesik Magazalar	(137,474)	(2,545,139)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(2,688,107)	(3,105,041)
Turkcell Iletisim Hizmetleri AS	(1,032,181)	(4,595,849)
Turkcell Iletisim Hizmetleri AS - ADR	(90,745)	(1,003,640)
		(11,429,143)
United Kingdom
Capital & Counties Properties PLC	(103,673)	(632,815)
Total Reference Entity — Short		(111,598,230)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$32,696,597

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of April 30, 2015, expiration date 2/25/16:

	Shares	Value
Reference Entity — Long
Austria
ams AG	858	$46,647
Andritz AG	34	1,991
CA Immobilien Anlagen AG	978	17,749
		66,387
Belgium
Fagron	256	11,315
Nyrstar NV	3,053	12,006
Umicore SA	3,184	158,266
		181,587
Canada
Dominion Diamond Corp.	4,148	81,757
Finning International, Inc.	1,411	28,910
Parex Resources, Inc.	6,391	51,276
		161,943
Denmark
NKT Holding A/S	7,542	478,616
Finland
Nokia OYJ	12,411	83,742
France
BNP Paribas SA	3,302	208,526
Essilor International SA	2,298	279,965
Ipsen SA	6,566	377,072
Peugeot SA	51,523	974,074
		1,839,637
Germany
Aurubis AG	737	46,570
Duerr AG	5,758	589,376
Gerresheimer AG	652	36,901
Kloeckner & Co. SE	19,186	183,529
Krones AG	357	39,399
Wacker Chemie AG	64	7,938
		903,713
Hong Kong
Brightoil Petroleum Holdings, Ltd.	13,000	4,143
Cafe de Coral Holdings, Ltd.	2,000	7,499
Dah Sing Banking Group, Ltd.	9,200	20,005
Dah Sing Financial Holdings, Ltd.	3,200	22,466
Jardine Matheson Holdings Ltd.	200	12,357
Kerry Properties Ltd.	35,500	144,886
Luk Fook Holdings International, Ltd.	33,000	103,183
New World Development Co. Ltd.	328,000	435,046

BLACKROCK FUNDS	APRIL 30, 2015	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
Orient Overseas International Ltd.	5,000	$30,687
		780,272
Ireland
Ingersoll-Rand PLC	5,336	351,322
Smurfit Kappa Group PLC	8,174	250,259
		601,581
Italy
Parmalat SpA	20,786	57,566
Recordati SpA	17,408	346,869
		404,435
Japan
Advantest Corp.	1,800	21,221
Citizen Holdings Co. Ltd.	14,400	113,957
Daicel Corp.	500	6,028
Disco Corp.	5,900	537,295
Dowa Holdings Co. Ltd.	3,000	26,922
Ebara Corp.	2,000	8,891
Enplas Corp.	800	32,196
Fujitsu General Ltd.	15,000	216,044
Hino Motors Ltd.	200	2,609
Hitachi High-Technologies Corp.	1,000	28,980
Hitachi Metals Ltd.	1,000	15,639
Hoya Corp.	700	26,979
Japan Aviation Electronics Industry, Ltd.	2,000	48,044
Japan Petroleum Exploration Co.	100	3,849
JGC Corp.	7,000	145,676
JTEKT Corp.	7,500	127,738
Koito Manufacturing Co. Ltd.	1,300	45,490
Mitsubishi Materials Corp.	32,000	115,199
Oki Electric Industry Co. Ltd.	250,000	512,154
OKUMA Corp.	12,000	130,017
OSG Corp.	17,900	372,174
Shimano, Inc.	3,700	530,029
Tadano Ltd.	14,000	203,085
Takata Corp.	12,800	158,253
TDK Corp.	700	50,422
Tokyo Electron Ltd.	3,000	164,437
Topcon Corp.	5,000	130,034
Tosoh Corp.	2,000	10,722
Yamato Kogyo Co. Ltd.	300	7,058
		3,791,142
Netherlands
AerCap Holdings NV	363	16,945

	Shares	Value
Reference Entity — Long
Netherlands (concluded)
ASM International NV	9,402	$456,485
		473,430
Singapore
Flextronics International Ltd.	54,198	624,632
Venture Corp. Ltd.	6,100	38,903
		663,535
Spain
Abengoa SA, B Shares	38,636	124,877
Gamesa Corp. Tecnologica SA	45,762	611,947
Inmobiliaria Colonial SA	41,932	28,770
		765,594
Sweden
Boliden AB	4,760	103,414
Switzerland
Cie Financiere Richemont SA, Registered Shares	3,033	270,340
Georg Fischer AG, Registered Shares	13	9,195
OC Oerlikon Corp. AG, Registered Shares	1,243	16,261
		295,796
United Kingdom
Evraz PLC	1,385	4,022
Inchcape PLC	43,873	558,067
Premier Oil PLC	19,349	51,763
		613,852
United States
3M Co.	1,164	182,038
Align Technology, Inc.	6,251	367,809
Amkor Technology, Inc.	6,794	47,762
AO Smith Corp.	240	15,336
Apple, Inc.	141	17,646
ARAMARK	989	30,392
Cabot Corp.	9,768	417,484
Calpine Corp.	20,239	441,413
Cameron International Corp.	2,930	160,623
Cirrus Logic, Inc.	1,028	34,726
Costco Wholesale Corp.	810	115,871
Cummins, Inc.	2,006	277,350
Cytec Industries, Inc.	18,894	1,044,649
Deckers Outdoor Corp.	9,622	712,028
DENTSPLY International, Inc.	1,922	98,022
DiamondRock Hospitality Co.	2,845	38,578
EPAM Systems, Inc.	615	39,797
Expeditors International of Washington, Inc.	10,762	493,222

BLACKROCK FUNDS	APRIL 30, 2015	16

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
United States (concluded)
Exterran Holdings, Inc.	173	$6,413
Ferro Corp.	188	2,536
Foot Locker, Inc.	38	2,259
Gartner, Inc.	437	36,262
GATX Corp.	609	33,130
GoPro, Inc., Class A	4,188	209,735
Houghton Mifflin Harcourt Co.	1,784	40,782
Hyster-Yale Materials Handling, Inc.	2,087	153,061
IAC/InterActiveCorp	12,405	866,117
Iconix Brand Group, Inc.	9,510	250,208
ICU Medical, Inc.	2,945	248,470
Ingram Micro, Inc., Class A	14,023	352,819
The Interpublic Group of Cos., Inc.	5,938	123,748
Invesco Ltd.	1,803	74,680
ITT Corp.	6,020	238,693
Johnson & Johnson	3,739	370,909
Lam Research Corp.	814	61,522
Lear Corp.	1,897	210,624
Liberty TripAdvisor Holdings, Inc., Series A	9,538	283,374
Lincoln Electric Holdings, Inc.	624	41,721
LogMeIn, Inc.	10,868	697,508
LyondellBasell Industries NV, Class A	3,880	401,658
Manpowergroup, Inc.	19,192	1,637,653
Mead Johnson Nutrition Co.	5,448	522,572
Methode Electronics, Inc.	127	5,392
Micron Technology, Inc.	12,051	338,995
National Instruments Corp.	14,655	419,133
NETGEAR, Inc.	445	13,470
NRG Energy, Inc.	16,179	408,358
Penske Automotive Group, Inc.	18,322	894,297
PepsiCo, Inc.	4,437	422,047
Progress Software Corp.	19,658	518,971
Republic Services, Inc.	501	20,356
Spectrum Brands Holdings, Inc.	983	89,876
Starwood Hotels & Resorts Worldwide, Inc.	1,436	123,424
Tessera Technologies, Inc.	9,936	358,789
The Timken Co.	5,793	227,607
USANA Health Sciences, Inc.	26	2,957
Vishay Intertechnology, Inc.	1,509	19,134
Waste Connections, Inc.	11,040	523,406
World Fuel Services Corp.	7,709	427,849
		16,215,261
Total Reference Entity — Long		28,423,937

	Shares	Value
Reference Entity — Short
Australia
Orica Ltd.	(8,479)	$(134,372)
Canada
The Bank of Nova Scotia	(901)	(49,684)
BlackBerry, Ltd.	(1,874)	(19,027)
Silver Wheaton Corp.	(178)	(3,511)
		(72,222)
France
Carrefour SA	(2,054)	(70,820)
Edenred	(4,727)	(126,728)
Kering	(2,441)	(451,430)
Nexans SA	(658)	(25,784)
		(674,762)
Germany
ElringKlinger AG	(4,513)	(124,240)
Linde AG	(46)	(8,989)
MorphoSys AG	(30)	(2,158)
		(135,387)
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(140,800)	(170,404)
Esprit Holdings Ltd.	(18,200)	(17,242)
Galaxy Entertainment Group, Ltd.	(5,000)	(24,029)
Hang Seng Bank, Ltd.	(11,700)	(227,938)
Hong Kong & China Gas Co., Ltd.	(456,700)	(1,087,862)
Melco International Development, Ltd.	(140,000)	(236,709)
Swire Pacific, Ltd.	(13,500)	(182,078)
The Wharf Holdings, Ltd.	(35,000)	(252,179)
		(2,198,441)
Japan
Aisin Seiki Co., Ltd.	(1,300)	(59,774)
Asahi Glass Co., Ltd.	(74,000)	(498,017)
Chiyoda Corp.	(4,000)	(36,299)
Daihatsu Motor Co. Ltd.	(66,300)	(960,383)
Hirose Electric Co., Ltd.	(105)	(14,784)
Japan Display, Inc.	(4,700)	(19,307)
The Japan Steel Works, Ltd.	(5,000)	(23,074)
NGK Insulators, Ltd.	(17,000)	(381,884)
Nifco, Inc.	(1,800)	(63,749)
Nippon Electric Glass Co. Ltd.	(100,000)	(568,667)
Nippon Paint Co., Ltd.	(16,400)	(549,362)
Pigeon Corp.	(2,700)	(71,503)
Rohto Pharmaceutical Co., Ltd.	(6,800)	(97,084)
Ryohin Keikaku Co., Ltd.	(200)	(31,896)
Shinko Electric Industries Co., Ltd.	(4,400)	(35,161)
Sony Corp.	(34,900)	(1,055,088)
Sumitomo Chemical Co., Ltd.	(87,000)	(489,284)

BLACKROCK FUNDS	APRIL 30, 2015	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Japan (concluded)
Suzuki Motor Corp.	(2,400)	$(77,573)
Toray Industries, Inc.	(45,000)	(391,169)
TOTO, Ltd.	(7,000)	(99,031)
Toyo Seikan Group Holdings Ltd.	(800)	(12,650)
Toyota Boshoku Corp.	(6,000)	(89,082)
Ushio, Inc.	(4,500)	(59,011)
		(5,683,832)
Netherlands
ASML Holding NV	(1,882)	(202,528)
Sensata Technologies Holding NV	(859)	(47,425)
		(249,953)
Sweden
Volvo AB, -B Shares	(15,307)	(211,469)
Switzerland
Barry Callebaut AG	(22)	(26,689)
Dufry AG	(413)	(60,726)
Givaudan SA	(56)	(104,786)
Nestle SA	(4,135)	(320,811)
Sulzer AG	(5,433)	(606,258)
		(1,119,270)
United Kingdom
British American Tobacco PLC	(2,820)	(154,941)
CNH Industrial NV	(11,586)	(101,797)
GlaxoSmithKline PLC	(17,932)	(414,169)
IMI PLC	(590)	(11,306)
Intertek Group PLC	(1,216)	(48,598)
Reckitt Benckiser Group PLC	(352)	(31,330)
Rotork PLC	(1,491)	(53,803)
Smiths Group PLC	(18,172)	(318,127)
		(1,134,071)
United States
A Schulman, Inc.	(4,316)	(183,214)
American Airlines Group, Inc.	(12,529)	(604,963)
Analog Devices, Inc.	(5,183)	(320,517)
Arrow Electronics, Inc.	(64)	(3,821)
Arthur J Gallagher & Co.	(7,237)	(346,146)
Avery Dennison Corp.	(6,672)	(370,896)
B/E Aerospace, Inc.	(295)	(17,638)
Balchem Corp.	(5,117)	(268,233)
Ball Corp.	(3,924)	(288,061)
Belden, Inc.	(452)	(37,945)
Brady Corp., Class A	(5,742)	(152,909)
The Brink's Co.	(8,098)	(214,354)
Bruker Corp.	(695)	(13,177)
CACI International, Inc., Class A	(1,021)	(90,093)
Colfax Corp.	(6,054)	(300,218)

	Shares	Value
Reference Entity — Short
United States (continued)
CONMED Corp.	(474)	$(23,809)
Coty, Inc., Class A	(16,451)	(393,343)
Cray, Inc.	(2,368)	(66,517)
DCT Industrial Trust, Inc.	(1,122)	(37,071)
Dealertrack Technologies, Inc.	(17,193)	(675,857)
Deere & Co.	(4,323)	(391,318)
Diebold, Inc.	(39,593)	(1,376,649)
Donaldson Co., Inc.	(11,193)	(418,282)
Emerson Electric Co.	(13,618)	(801,147)
Entegris, Inc.	(750)	(9,982)
FARO Technologies, Inc.	(512)	(20,393)
FEI Co.	(3,066)	(231,360)
First Cash Financial Services, Inc.	(4,147)	(200,466)
FleetCor Technologies, Inc.	(4,458)	(717,248)
Franklin Electric Co., Inc.	(7,462)	(269,826)
Genesee & Wyoming, Inc., Class A	(679)	(63,113)
Guess?, Inc.	(13,821)	(253,063)
HEICO Corp.	(2,021)	(112,853)
Interactive Brokers Group, Inc., Class A	(11,625)	(394,669)
Jabil Circuit, Inc.	(23,025)	(518,523)
JDS Uniphase Corp.	(23,195)	(293,649)
Joy Global, Inc.	(2,386)	(101,739)
Kennametal, Inc.	(700)	(24,787)
Knowles Corp.	(421)	(8,071)
Marketo, Inc.	(3,297)	(93,800)
Mattel, Inc.	(31,123)	(876,424)
McDonald's Corp.	(1,062)	(102,536)
Mettler-Toledo International, Inc.	(513)	(162,626)
Motorola Solutions, Inc.	(3,869)	(231,173)
Netflix, Inc.	(409)	(227,609)
Palo Alto Networks, Inc.	(1,153)	(170,321)
PriceSmart, Inc.	(4,550)	(366,093)
Schweitzer-Mauduit International, Inc.	(3,896)	(172,242)
Sotheby's	(14,631)	(624,890)
The Spectranetics Corp.	(19,850)	(509,153)
SunEdison, Inc.	(32,095)	(812,645)
Synaptics, Inc.	(901)	(76,333)
Taylor Morrison Home Corp.	(549)	(10,167)
Trimble Navigation, Ltd.	(4,822)	(122,623)
Tupperware Brands Corp.	(70)	(4,680)
Universal Corp.	(6,234)	(293,185)
Universal Display Corp.	(2,673)	(117,799)
UTi Worldwide, Inc.	(15,373)	(138,818)
Varian Medical Systems, Inc.	(847)	(75,256)
The Western Union Co.	(28,527)	(578,528)
WR Grace & Co.	(577)	(55,807)
Xilinx, Inc.	(1,166)	(50,558)

BLACKROCK FUNDS	APRIL 30, 2015	18

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
United States (concluded)
Zebra Technologies Corp., Class A	(1,186)	$(109,207)
		(16,598,393)
Total Reference Entity — Short		(28,212,172)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$211,765

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of April 30, 2015, expiration date 4/20/16:

Reference Entity — Long
Brazil
AMBEV SA	94,900	$596,560
AMBEV SA, ADR	149,761	947,987
Banco do Brasil SA	121,700	1,075,243
Bradespar SA, Preference Shares	114,500	457,932
Braskem SA - ADR	50,321	417,664
Braskem SA, Preference A Shares	73,100	305,700
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	58,195	1,951,860
Cia Energetica de Sao Paulo, Preference 'B' Shares	213,982	1,349,394
Cia Paranaense de Energia, Preference 'B' Shares	3,300	37,141
EDP - Energias do Brasil SA	155,600	591,321
Even Construtora e Incorporadora SA	407,600	671,002
Itau Unibanco Holding SA, Preference Shares	81,200	1,038,396
Itau Unibanco Holding SA, Preference Shares - ADR	136,561	1,750,712
JBS SA	295,200	1,522,564
Lojas Renner SA	18,100	631,078
Metalurgica Gerdau SA, Preference Shares	367,200	1,199,239
Multiplus SA	118,360	1,316,006
Petroleo Brasileiro SA, Preference Shares	121,800	527,553
Transmissora Alianca de Energia Eletrica SA	88,700	583,787
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,600	180,375
		17,151,514
Chile
Empresas COPEC SA	44,401	509,677

	Shares	Value
Reference Entity — Long
China
Agile Property Holdings Ltd.	148,000	$123,598
Air China Ltd., Class H	58,000	69,955
Anhui Expressway Co., Ltd., Class H	624,000	538,919
Anta Sports Products Ltd.	411,000	905,727
Beijing Capital International Airport Co. Ltd., Class H	1,018,000	1,082,007
Byd Co. Ltd., Class H	19,000	114,786
China Cinda Asset Management Co. Ltd.	776,000	460,508
China Everbright Bank Co. Ltd., Class H	573,000	388,233
China Machinery Engineering Corp.	294,000	390,290
China Medical System Holdings Ltd.	275,000	485,307
China Railway Construction Corp. Ltd., Class H	505,000	1,008,348
China Railway Group Ltd., Class H	278,000	390,132
China Southern Airlines Co. Ltd., Class H	586,000	575,871
Dalian Wanda Commercial Properties Co., Ltd.	657,400	5,390,514
Greentown China Holdings Ltd.	66,000	81,880
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H, Class H	94,000	359,482
Guangzhou R&F Properties Co. Ltd., Class H	486,400	620,379
Intime Retail Group Co. Ltd.	364,000	407,002
Jiangsu Expressway Co. Ltd., Class H	14,000	19,222
Lenovo Group Ltd.	92,000	158,200
Longfor Properties Co. Ltd.	122,500	212,617
Metallurgical Corp. of China, Ltd.	3,100,000	1,829,404
New China Life Insurance Co. Ltd., Class H	20,200	125,000
PICC Property & Casualty Co. Ltd., Class H	54,000	119,639
Ping An Insurance Group Co. of China Ltd., Class H	8,500	121,561
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	673,300	2,095,753
Sihuan Pharmaceutical Holdings Group Ltd.	678,000	385,776
Sino-Ocean Land Holdings Ltd.	701,500	583,575
Sinopec Shanghai Petrochemical Co. Ltd., Class H	518,000	312,950
Sinopharm Group Co. Ltd., Class H	398,800	1,894,219
TCL Communication Technology Holdings, Ltd.	334,000	355,477
Tencent Holdings Ltd.	22,300	460,247
Weichai Power Co. Ltd., Class H	4,200	16,641

BLACKROCK FUNDS	APRIL 30, 2015	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
China (concluded)
Xinjiang Goldwind Science & Technology Co., Ltd.	21,600	$50,184
Zhejiang Expressway Co. Ltd., Class H	2,452,000	3,894,250
Zhuzhou CSR Times Electric Co. Ltd., Class H	87,000	739,769
		26,767,422
Hong Kong
Belle International Holdings Ltd.	414,000	531,357
China Mobile Ltd.	173,500	2,478,150
China Power International Development, Ltd.	1,936,000	1,248,073
China Resources Cement Holdings Ltd.	2,284,000	1,451,585
China Resources Land Ltd.	114,000	413,616
China Travel International Inv HK	1,752,000	780,476
Franshion Properties China Ltd.	1,536,000	620,575
Guangdong Investment Ltd.	532,000	793,299
Huabao International Holdings Ltd.	283,000	317,878
Kingboard Chemical Holdings Ltd.	623,000	1,133,863
KWG Property Holding Ltd.	1,040,500	1,051,317
REXLot Holdings, Ltd.	3,525,000	262,531
Shimao Property Holdings Ltd.	681,500	1,604,459
Sino Biopharmaceutical Ltd.	1,296,000	1,479,613
Skyworth Digital Holdings Ltd.	1,028,000	915,783
Yuexiu Property Co. Ltd.	678,000	165,785
		15,248,360
Hungary
MOL Hungarian Oil & Gas PLC	83,910	4,667,671
OTP Bank PLC	16,762	370,645
		5,038,316
Indonesia
Pembangunan Perumahan Persero Tbk PT	400,400	120,650
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,006,800	110,078
Telekomunikasi Indonesia Persero Tbk PT	851,600	171,275
United Tractors Tbk PT	508,900	836,775
		1,238,778
Malaysia
Astro Malaysia Holdings Bhd	60,700	53,443
British American Tobacco Malaysia Bhd	64,400	1,208,912
KNM Group Bhd	4,114,200	735,974

	Shares	Value
Reference Entity — Long
Malaysia (concluded)
YTL Power International Bhd	1,749,400	$785,916
		2,784,245
Philippines
Energy Development Corp.	10,342,400	1,875,733
Globe Telecom, Inc.	22,475	1,098,824
Jollibee Foods Corp.	50,570	225,667
Metro Pacific Investments Corp.	7,512,000	762,783
Universal Robina Corp.	546,900	2,667,008
		6,630,015
Poland
Enea SA	136,331	617,302
KGHM Polska Miedz SA	1,547	54,242
PGE SA	831,247	4,783,116
Polski Koncern Naftowy Orlen SA	77,184	1,465,846
Tauron Polska Energia SA	1,013,058	1,354,950
		8,275,456
Russia
Alrosa AO	87,800	116,723
Gazprom OAO	228,740	682,308
Gazprom OAO - ADR	222,009	1,300,739
Mobile Telesystems - ADR	24,665	297,953
Moscow Exchange MICEX-RTS OAO	39,020	58,449
Novolipetsk Steel OJSC	45,720	60,280
Novolipetsk Steel OJSC, -GDR	5,339	70,475
Polymetal International PLC	30,868	250,721
Severstal OAO	4,434	49,615
Sistema JSFC	164,600	50,605
Sistema JSFC - GDR	48,952	369,588
Surgutneftegas OAO	82,700	61,429
Surgutneftegas OAO - ADR	16,854	122,070
Tatneft OAO	21,770	124,602
		3,615,557
South Africa
AngloGold Ashanti Ltd.	7,088	80,494
Bidvest Group Ltd.	100,236	2,716,803
Clicks Group, Ltd.	65,009	498,207
FirstRand Ltd.	9,913	47,355
The Foschini Group Ltd.	2,696	39,918
Liberty Holdings Ltd.	12,553	174,953
MMI Holdings Ltd.	259,013	737,005
Mr. Price Group Ltd.	49,885	1,065,050
Netcare Ltd.	324,597	1,135,511
Sasol Ltd.	35,405	1,425,528
Sasol, Ltd., ADR	3,564	143,451

BLACKROCK FUNDS	APRIL 30, 2015	20

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
South Africa (concluded)
Sibanye Gold, Ltd.	592,874	$1,407,069
		9,471,344
South Korea
Amorepacific Corp.	235	851,437
Asiana Airlines, Inc.	15,429	110,536
Doosan Infracore Co., Ltd.	2,094	23,143
Hankook Tire Co., Ltd.	29,153	1,225,158
Hyosung Corp.	6,118	676,701
Hyundai Mobis	2,515	552,993
Hyundai Steel Co.	5,466	399,519
Kangwon Land, Inc.	38,113	1,299,209
Korea Investment Holdings Co., Ltd.	5,884	376,736
Korea Petrochemical Ind Co., Ltd.	540	87,178
LG Display Co., Ltd.	6,700	185,544
LG Display Co., Ltd., ADR	17,287	238,906
LG Innotek Co., Ltd.	2,960	274,809
LOTTE Himart Co., Ltd.	9,852	654,002
Lotte Shopping Co., Ltd.	2,545	613,772
LS Corp.	1,751	88,027
LS Industrial Systems Co., Ltd.	11,753	647,687
Medy-Tox, Inc.	7,016	2,425,450
Mirae Asset Securities Co., Ltd.	2,540	140,095
Posco ICT Co., Ltd.	1	5
Samsung Electronics Co. Ltd.	1,138	1,492,890
SK Hynix, Inc.	20,842	891,726
SK Networks Co., Ltd.	81,759	604,299
SKC Co., Ltd.	12,432	489,352
Sungwoo Hitech Co., Ltd.	149,508	1,570,352
Tovis Co., Ltd.	4,036	58,603
Woori Bank	30,538	305,065
		16,283,194
Taiwan
Advanced Semiconductor Engineering, Inc.	858,000	1,216,751
Advanced Semiconductor Engineering, Inc. - ADR	59,741	425,953
Ardentec Corp.	203,000	190,027
AU Optronics Corp.	5,291,000	2,655,270
AU Optronics Corp., ADR	176,039	883,716
Chimei Materials Technology Corp.	259,200	278,632
China Airlines Ltd.	113,000	60,142
Compeq Manufacturing Co., Ltd.	251,000	158,877
CTCI Corp.	688,000	1,209,689
Elan Microelectronics Corp.	678,000	1,110,060
Elite Advanced Laser Corp.	100,000	433,804
Everlight Electronics Co., Ltd.	101,000	233,495
Far Eastern Department Stores Ltd.	653	525
Faraday Technology Corp.	761,000	1,045,887

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Feng TAY Enterprise Co., Ltd.	136,000	$839,216
Foxconn Technology Co., Ltd.	122,000	347,705
Gigabyte Technology Co., Ltd.	264,000	320,338
Highwealth Construction Corp.	33,000	86,083
Innolux Corp.	9,096,000	4,692,051
King Yuan Electronics Co., Ltd.	1,425,000	1,295,351
Nanya Technology Corp.	288,000	639,641
PChome Online, Inc.	4,000	67,661
Pegatron Corp.	449,000	1,330,140
Pou Chen Corp.	2,472,000	3,464,145
Siliconware Precision Industries Co.	517,000	849,330
Sitronix Technology Corp.	1,004,000	3,621,803
Taiwan Paiho, Ltd.	51,000	138,476
Taiwan PCB Techvest Co., Ltd.	76,000	123,508
United Microelectronics Corp., ADR	41,815	101,192
Yuanta Financial Holding Co., Ltd.	5,637,950	3,276,953
		31,096,421
Thailand
AP Thailand PCL	413,600	92,218
Central Pattana PCL	32,900	41,917
Hemaraj Land and Development PCL	4	1
Pruksa Real Estate PCL	451,300	376,482
PTT PCL	430,300	4,646,953
		5,157,571
Turkey
Arcelik AS	47,688	256,874
Enka Insaat ve Sanayi AS	2,263,689	4,865,353
Eregli Demir ve Celik Fabrikalari TAS	186,900	315,397
Haci Omer Sabanci Holding AS	415,961	1,520,629
KOC Holding AS	162,256	767,411
Koza Altin Isletmeleri AS	39,133	408,802
TAV Havalimanlari Holding AS	159,598	1,403,165
Tofas Turk Otomobil Fabrikasi AS	34,093	208,938
Tupras Turkiye Petrol Rafinerileri AS	34,272	832,454
Turk Hava Yollari	463,389	1,537,165
Turk Telekomunikasyon AS	301,406	833,079
Turkiye Is Bankasi, Class C	29,891	67,212
		13,016,479
United States
Genpact Ltd.	50,560	1,105,242
Total Reference Entity — Long		163,389,591

BLACKROCK FUNDS	APRIL 30, 2015	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Brazil
CCR SA	(23,400)	$(128,924)
Cia de Transmissao de Energia Eletrica Paulista	(14,900)	(210,176)
Cia Siderurgica Nacional SA, ADR	(188,843)	(507,988)
Cielo SA	(581,481)	(8,094,165)
Duratex SA	(148,560)	(418,618)
EcoRodovias Infraestrutura e Logistica SA	(38,600)	(113,637)
Embraer SA - ADR	(8,201)	(255,707)
Gol Linhas Aereas Inteligentes SA - ADR	(35,250)	(89,535)
Iguatemi Empresa de Shopping Centers SA	(7,100)	(63,625)
Klabin SA	(187,600)	(1,150,649)
Oi SA, ADR	(156,937)	(302,888)
Ultrapar Participacoes SA	(31,400)	(722,639)
		(12,058,551)
Chile
Colbun SA	(227,318)	(68,773)
ENTEL Chile SA	(1,872)	(21,172)
Latam Airlines Group SA - ADR	(143,477)	(1,373,075)
		(1,463,020)
China
AAC Technologies Holdings, Inc.	(232,000)	(1,224,659)
Airtac International Group	(12,000)	(98,094)
Alibaba Group Holding, Ltd., ADR	(13,779)	(1,120,095)
Aluminum Corp. of China Ltd. - ADR	(18,979)	(305,372)
Aluminum Corp. of China Ltd., Class H	(1,412,000)	(911,029)
AviChina Industry & Technology Co., Ltd., Class H	(184,000)	(208,463)
BBMG Corp.	(455,500)	(563,742)
China Coal Energy Co., Ltd.	(1,493,000)	(981,401)
China COSCO Holdings Co., Ltd., Class H	(372,000)	(342,018)
China Huishan Dairy Holdings Co., Ltd.	(3,317,000)	(707,124)
China Longyuan Power Group Corp., Class H	(906,000)	(1,122,799)
China Minsheng Banking Corp., Ltd.	(101,000)	(147,476)
China Modern Dairy Holdings, Ltd.	(1,026,000)	(417,414)
China Molybdenum Co., Ltd., Class H	(669,000)	(669,161)
China Petroleum & Chemical Corp.	(112,000)	(105,702)
China Shanshui Cement Group, Ltd.	(2,538,622)	(2,060,232)
China Tian Lun Gas Holdings, Ltd.	(52,500)	(53,174)
CNOOC, Ltd.	(37,000)	(63,093)
ENN Energy Holdings Ltd.	(62,000)	(446,238)

	Shares	Value
Reference Entity — Short
China (concluded)
Guangshen Railway Co., Ltd.	(214,000)	$(141,718)
Haitian International Holdings, Ltd.	(8,000)	(19,897)
Hilong Holding, Ltd.	(799,000)	(300,990)
Kingdee International Software Group Co., Ltd.	(1,744,000)	(1,034,741)
Kingsoft Corp., Ltd.	(157,000)	(613,767)
Li Ning Co., Ltd.	(540,000)	(298,684)
Maanshan Iron & Steel Co., Ltd., Class H	(658,000)	(255,682)
PetroChina Co., Ltd., ADR	(21,056)	(2,714,539)
Semiconductor Manufacturing International Corp.	(2,000,820)	(220,503)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(140,000)	(129,383)
Shanghai Electric Group Co., Ltd.	(6,000)	(6,118)
Shui On Land Ltd.	(19,000)	(6,140)
SINA Corp.	(12,479)	(549,014)
SOHO China, Ltd.	(41,500)	(31,483)
Sohu.com, Inc.	(562)	(37,345)
Sunac China Holdings, Ltd.	(774,000)	(1,017,766)
Sunny Optical Technology Group Co., Ltd.	(1,292,000)	(2,875,096)
Tingyi Cayman Islands Holding Corp.	(154,000)	(325,212)
Uni-President China Holdings, Ltd.	(1,726,000)	(1,396,291)
Want Want China Holdings, Ltd.	(103,000)	(112,983)
		(23,634,638)
Colombia
Bancolombia SA, ADR	(140,206)	(6,347,126)
Egypt
Global Telecom Holding, -GDR	(358,183)	(784,421)
Hong Kong
Alibaba Pictures Group, Ltd.	(140,000)	(68,865)
AVIC International Holding HK, Ltd.	(380,000)	(61,586)
Beijing Enterprises Water Group Ltd.	(3,192,000)	(2,752,910)
Brilliance China Automotive Holdings Ltd.	(2,000)	(3,753)
China Agri-Industries Holdings Ltd.	(149,000)	(85,087)
China Everbright International, Ltd.	(194,000)	(361,762)
China Gas Holdings, Ltd.	(28,000)	(49,472)
China Resources Enterprise, Ltd.	(4,000)	(12,253)
China Resources Power Holdings Co., Ltd.	(20,000)	(60,333)
China Singyes Solar Technologies Holdings, Ltd.	(187,000)	(306,236)
Kunlun Energy Co., Ltd.	(38,000)	(45,112)
Lee & Man Paper Manufacturing, Ltd.	(844,000)	(478,158)
Poly Property Group Co., Ltd.	(728,000)	(466,435)

BLACKROCK FUNDS	APRIL 30, 2015	22

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
Towngas China Co., Ltd.	(154,000)	$(165,151)
		(4,917,113)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(48,800)	(10,641)
Tower Bersama Infrastructure Tbk PT	(119,800)	(78,326)
		(88,967)
Malaysia
Bumi Armada Bhd	(299,900)	(99,938)
Dialog Group Bhd	(2,735,600)	(1,240,925)
Gamuda Bhd	(749,600)	(1,100,158)
Lafarge Malaysia Bhd	(67,300)	(182,352)
Malaysia Airports Holdings Bhd	(60)	(108)
Petronas Dagangan Bhd	(31,900)	(191,742)
PPB Group Bhd	(16,900)	(72,698)
Sapurakencana Petroleum Bhd	(4,215,600)	(3,139,086)
UMW Holdings Bhd	(17,900)	(53,422)
		(6,080,429)
Malta
Brait SE	(259,137)	(1,972,458)
Mexico
Cemex SAB de CV - ADR	(79,989)	(769,494)
Fomento Economico Mexicano SAB de C.V., ADR	(8,095)	(732,517)
Minera Frisco SAB de CV, Series A-1	(517,400)	(429,649)
Southern Copper Corp.	(154,696)	(5,039,996)
		(6,971,656)
Philippines
Philippine Long Distance Telephone Co. - ADR	(2,111)	(136,033)
Poland
Getin Noble Bank SA	(190,323)	(94,493)
LPP SA	(588)	(1,249,552)
		(1,344,045)
Russia
NovaTek OAO - GDR	(9,415)	(911,611)
Uralkali OJSC - GDR	(4,172)	(61,361)
		(972,972)
South Africa
African Rainbow Minerals, Ltd.	(5,393)	(49,205)
Aspen Pharmacare Holdings, Ltd.	(61,780)	(1,878,702)
Assore, Ltd.	(52,452)	(507,345)

	Shares	Value
Reference Entity — Short
South Africa (concluded)
Discovery Holdings Ltd.	(64,855)	$(719,730)
Nampak Ltd.	(404,728)	(1,449,472)
PPC, Ltd.	(206,390)	(295,283)
Resilient Property Income Fund, Ltd.	(59,381)	(496,862)
RMB Holdings, Ltd.	(128,601)	(773,889)
Woolworths Holdings, Ltd.	(1,332,977)	(10,027,653)
		(16,198,141)
South Korea
Chabiotech Co., Ltd.	(5,289)	(80,878)
Cheil Industries, Inc.	(497)	(73,149)
CJ Korea Express Co., Ltd.	(9,180)	(1,751,192)
Daelim Industrial Co., Ltd.	(778)	(59,916)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(138,172)	(2,322,591)
Doosan Corp.	(13,145)	(1,522,539)
Doosan Heavy Industries & Construction Co., Ltd.	(37,538)	(1,065,026)
Eo Technics Co., Ltd.	(1,690)	(174,022)
Hanjin Transportation Co., Ltd.	(3,401)	(192,583)
Hanwha Chemical Corp.	(3,595)	(57,323)
Hanwha Life Insurance Co., Ltd.	(8,384)	(62,020)
Hotel Shilla Co., Ltd.	(13,074)	(1,301,535)
Hyundai Glovis Co., Ltd.	(3,380)	(741,424)
Hyundai Heavy Industries Co., Ltd.	(3,402)	(442,019)
Hyundai Merchant Marine Co., Ltd.	(6,938)	(61,743)
Interpark Corp.	(9,183)	(76,411)
Kolao Holdings	(113,099)	(2,110,890)
KONA I Co., Ltd.	(1)	(32)
KT Corp., ADR	(6,517)	(94,953)
NHN Entertainment Corp.	(6,806)	(400,176)
OCI Co., Ltd.	(3,585)	(330,418)
Orion Corp/Republic of Korea	(614)	(717,129)
Paradise Co., Ltd.	(7,699)	(178,616)
POSCO, ADR	(2,042)	(120,641)
S-Oil Corp.	(18,796)	(1,280,650)
Samsung Fire & Marine Insurance Co., Ltd.	(1,194)	(314,650)
Samsung Heavy Industries Co., Ltd.	(118,420)	(1,994,626)
Samsung SDI Co., Ltd.	(12,179)	(1,355,907)
Samsung Techwin Co., Ltd.	(26,509)	(680,876)
Seegene, Inc.	(2,149)	(71,505)
		(19,635,440)
Taiwan
Advantech Co., Ltd.	(55,000)	(453,077)
CTBC Financial Holding Co., Ltd.	(342,000)	(266,204)
Epistar Corp.	(8,000)	(12,496)
Evergreen Marine Corp. Taiwan Ltd.	(512,000)	(348,290)

BLACKROCK FUNDS	APRIL 30, 2015	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Taiwan (concluded)
Farglory Land Development Co., Ltd.	(1,000)	$(1,194)
First Financial Holding Co., Ltd.	(219)	(138)
Formosa Chemicals & Fibre Corp.	(134,000)	(341,454)
Giant Manufacturing Co., Ltd.	(27,000)	(232,878)
Gigastorage Corp.	(26,000)	(22,696)
Hiwin Technologies Corp.	(99,710)	(760,261)
Hotai Motor Co., Ltd.	(67,000)	(1,160,866)
MediaTek, Inc.	(312,000)	(4,010,507)
Quanta Computer, Inc.	(38,000)	(95,339)
Radiant Opto-Electronics Corp.	(26,000)	(85,498)
Taiwan Glass Industry Corp.	(235,000)	(168,439)
Tong Hsing Electronic Industries, Ltd.	(3,000)	(9,611)
Unimicron Technology Corp.	(477,000)	(283,931)
Wistron Corp.	(1,095,000)	(931,532)
Yang Ming Marine Transport Corp.	(520,000)	(272,219)
		(9,456,630)
Thailand
CP ALL PCL	(7,994,800)	(10,186,004)
Home Product Center PCL	(4,125,281)	(901,017)
Krung Thai Bank PCL	(25)	(15)
True Corp. PCL	(3,556,200)	(1,316,112)
		(12,403,148)
Turkey
BIM Birlesik Magazalar	(13,058)	(241,750)
Petkim Petrokimya Holding	(43,843)	(61,611)
Turkcell Iletisim Hizmetleri AS - ADR	(92,611)	(1,024,278)
Ulker Biskuvi Sanayi	(16,558)	(126,524)
		(1,454,163)
Total Reference Entity — Short		(125,918,951)
Net Value of Reference Entity — UBS AG		$37,470,640

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of April 30, 2015, expiration date 4/20/16:

Reference Entity — Long
Austria
ams AG	1,562	$84,922
Andritz AG	75	4,391
CA Immobilien Anlagen AG	472	8,566
		97,879
Belgium
Fagron	82	3,624

	Shares	Value
Reference Entity — Long
Belgium (concluded)
Nyrstar NV	13,352	$52,508
Umicore SA	2,920	145,143
		201,275
Canada
Dominion Diamond Corp.	701	13,817
Finning International, Inc.	669	13,707
Methanex Corp.	5,560	334,614
Parex Resources, Inc.	18,709	150,106
		512,244
Denmark
NKT Holding A/S	4,132	262,217
Finland
Nokia OYJ	7,123	48,062
UPM-Kymmene OYJ	8,792	159,087
		207,149
France
BNP Paribas SA	6,786	428,544
Essilor International SA	1,528	186,156
Ipsen SA	2,717	156,032
Peugeot SA	15,509	293,207
Vallourec SA	750	17,686
		1,081,625
Germany
Aurubis AG	1,041	65,780
Duerr AG	7,747	792,965
Gerresheimer AG	488	27,619
Kloeckner & Co. SE	14,915	142,674
Krones AG	214	23,617
Wacker Chemie AG	188	23,317
		1,075,972
Hong Kong
Dah Sing Banking Group, Ltd.	2,000	4,349
Dah Sing Financial Holdings, Ltd.	4,000	28,082
Jardine Matheson Holdings Ltd.	500	30,891
Kerry Properties Ltd.	11,500	46,935
New World Development Co. Ltd.	166,000	220,176
Orient Overseas International Ltd.	6,000	36,825
		367,258
Ireland
Ingersoll-Rand PLC	11,238	739,910
Smurfit Kappa Group PLC	3,641	111,475
		851,385
Italy
Parmalat SpA	22,985	63,656

BLACKROCK FUNDS	APRIL 30, 2015	24

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Italy (concluded)
Recordati SpA	16,967	$338,082
		401,738
Japan
Advantest Corp.	1,900	22,400
Citizen Holdings Co. Ltd.	7,000	55,396
Daicel Corp.	1,300	15,673
Dainippon Screen Manufacturing Co. Ltd.	37,000	251,179
Disco Corp.	3,800	346,054
Dowa Holdings Co. Ltd.	5,000	44,870
Ebara Corp.	1,000	4,446
Enplas Corp.	2,300	92,563
Fujitsu General Ltd.	20,000	288,058
Hitachi High-Technologies Corp.	1,500	43,470
Hitachi Metals Ltd.	1,000	15,639
Japan Aviation Electronics Industry, Ltd.	3,000	72,066
JGC Corp.	4,000	83,244
JTEKT Corp.	12,100	206,083
Keihin Corp.	3,600	58,967
Koito Manufacturing Co. Ltd.	4,500	157,465
Mazda Motor Corp.	16,300	321,290
Mitsubishi Materials Corp.	67,000	241,198
NSK Ltd.	700	10,933
Oki Electric Industry Co. Ltd.	281,000	575,661
OKUMA Corp.	7,000	75,843
OSG Corp.	19,300	401,283
Sanken Electric Co., Ltd.	3,000	22,942
Shimano, Inc.	1,300	186,226
Sysmex Corp.	100	5,533
Tadano Ltd.	25,000	362,651
Takata Corp.	36,900	456,214
TDK Corp.	1,100	79,235
Tokyo Electron Ltd.	400	21,925
Topcon Corp.	4,900	127,433
Yamato Kogyo Co. Ltd.	300	7,058
		4,652,998
Netherlands
AerCap Holdings NV	49	2,287
ASM International NV	9,615	466,827
		469,114
Singapore
Indofood Agri Resources, Ltd.	56,000	30,779
Spain
Abengoa SA, B Shares	22,607	73,069
Fomento de Construcciones y Contratas SA	608	7,798
Gamesa Corp. Tecnologica SA	20,287	271,286

	Shares	Value
Reference Entity — Long
Spain (concluded)
Inmobiliaria Colonial SA	24,158	$16,575
Tecnicas Reunidas SA	83	3,860
		372,588
Sweden
Boliden AB	8,658	188,101
Switzerland
Cie Financiere Richemont SA, Registered Shares	13,944	1,242,869
Georg Fischer AG, Registered Shares	55	38,902
OC Oerlikon Corp. AG, Registered Shares	1,332	17,425
		1,299,196
United Kingdom
Evraz PLC	775	2,251
Inchcape PLC	39,389	501,031
Premier Oil PLC	26,213	70,125
		573,407
United States
3M Co.	2,512	392,852
Align Technology, Inc.	1,389	81,729
Amkor Technology, Inc.	9,753	68,564
AmTrust Financial Services, Inc.	1,884	112,041
AO Smith Corp.	522	33,356
ARAMARK	6,466	198,700
Aspen Technology, Inc.	930	41,283
Cabot Corp.	15,086	644,776
Cadence Design Systems, Inc.	8,207	153,061
Calpine Corp.	21,920	478,075
Cameron International Corp.	669	36,675
Century Aluminum Co.	1,601	20,637
Cirrus Logic, Inc.	19,995	675,431
Costco Wholesale Corp.	389	55,646
Cummins, Inc.	4,147	573,364
Cytec Industries, Inc.	8,789	485,944
Deckers Outdoor Corp.	5,205	385,170
DENTSPLY International, Inc.	900	45,900
DiamondRock Hospitality Co.	6,508	88,248
Eastman Chemical Co.	10,362	789,792
Encore Capital Group, Inc.	186	7,522
EPAM Systems, Inc.	910	58,886
Expeditors International of Washington, Inc.	2,944	134,924
Exterran Holdings, Inc.	536	19,870
Gartner, Inc.	413	34,271
GATX Corp.	1,019	55,434
GoPro, Inc., Class A	4,513	226,011
Houghton Mifflin Harcourt Co.	3,747	85,656

BLACKROCK FUNDS	APRIL 30, 2015	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
United States (concluded)
Hyster-Yale Materials Handling, Inc.	2,230	$163,548
IAC/InterActiveCorp	3,919	273,625
Iconix Brand Group, Inc.	17,462	459,425
ICU Medical, Inc.	3,787	319,509
Ingram Micro, Inc., Class A	11,408	287,025
The Interpublic Group of Cos., Inc.	48,348	1,007,572
Invesco Ltd.	1,734	71,822
John Wiley & Sons, Inc., Class A	115	6,541
Johnson & Johnson	5,852	580,518
Jones Lang LaSalle, Inc.	1,087	180,507
Kimberly-Clark Corp.	1,385	151,921
Lam Research Corp.	649	49,051
Lear Corp.	917	101,815
Liberty TripAdvisor Holdings, Inc., Series A	461	13,696
Lincoln Electric Holdings, Inc.	302	20,192
LogMeIn, Inc.	12,163	780,621
LyondellBasell Industries NV, Class A	3,695	382,506
Manpowergroup, Inc.	202	17,237
Mead Johnson Nutrition Co.	2,225	213,422
National Instruments Corp.	14,057	402,030
Newfield Exploration Co.	83	3,257
NRG Energy, Inc.	7,977	201,339
Penske Automotive Group, Inc.	10,616	518,167
PepsiCo, Inc.	5,231	497,573
Progress Software Corp.	19,663	519,103
Republic Services, Inc.	93	3,779
Starwood Hotels & Resorts Worldwide, Inc.	1,622	139,411
Tessera Technologies, Inc.	5,838	210,810
The Timken Co.	9,315	365,986
Tyson Foods, Inc., Class A	13,232	522,664
Vishay Intertechnology, Inc.	2,794	35,428
Waste Connections, Inc.	6,795	322,151
Whirlpool Corp.	1,417	248,825
World Fuel Services Corp.	10,600	588,300
		15,643,194
Total Reference Entity — Long		28,288,119

Reference Entity — Short
Australia
Orica Ltd.	(4,351)	(68,953)
Canada
The Bank of Nova Scotia	(417)	(22,995)

	Shares	Value
Reference Entity — Short
Canada (concluded)
BlackBerry, Ltd.	(29,605)	$(300,589)
		(323,584)
Denmark
FLSmidth & Co. A/S	(655)	(27,982)
H Lundbeck A/S	(408)	(7,940)
		(35,922)
France
Bollore SA	(1,103)	(6,304)
Carrefour SA	(422)	(14,550)
Edenred	(6,599)	(176,915)
Kering	(3,260)	(602,893)
Nexans SA	(286)	(11,207)
Peugeot SA	(1,636)	(6,733)
		(818,602)
Germany
ElringKlinger AG	(3,270)	(90,021)
Linde AG	(1,563)	(305,425)
MorphoSys AG	(228)	(16,404)
Puma SE	(94)	(19,175)
		(431,025)
Hong Kong
Esprit Holdings Ltd.	(200)	(190)
Hong Kong & China Gas Co., Ltd.	(184,900)	(440,433)
Melco International Development, Ltd.	(16,000)	(27,052)
The Wharf Holdings, Ltd.	(1,000)	(7,205)
		(474,880)
Ireland
Accenture PLC, Class A	(3,469)	(321,403)
Japan
AEON Financial Service Co., Ltd.	(4,400)	(112,167)
Asahi Glass Co., Ltd.	(20,000)	(134,599)
Bridgestone Corp.	(2,100)	(87,956)
Chiyoda Corp.	(2,000)	(18,150)
Honda Motor Co., Ltd.	(16,000)	(536,406)
Japan Display, Inc.	(4,100)	(16,843)
The Japan Steel Works, Ltd.	(25,000)	(115,373)
NGK Insulators, Ltd.	(2,000)	(44,927)
Nifco, Inc.	(200)	(7,083)
Nippon Electric Glass Co. Ltd.	(123,000)	(699,460)
Pigeon Corp.	(3,000)	(79,447)
Rohto Pharmaceutical Co., Ltd.	(10,800)	(154,192)
Sharp Corp.	(62,000)	(133,602)
Shinko Electric Industries Co., Ltd.	(4,700)	(37,558)
Showa Denko KK	(13,000)	(17,771)
Sony Corp.	(16,500)	(498,824)

BLACKROCK FUNDS	APRIL 30, 2015	26

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Japan (concluded)
Sumitomo Chemical Co., Ltd.	(107,000)	$(601,762)
Suzuki Motor Corp.	(2,200)	(71,109)
Toray Industries, Inc.	(86,000)	(747,567)
TOTO, Ltd.	(5,000)	(70,736)
Toyota Boshoku Corp.	(200)	(2,969)
Ushio, Inc.	(700)	(9,179)
The Yokohama Rubber Co., Ltd.	(1,000)	(10,761)
		(4,208,441)
Netherlands
Sensata Technologies Holding NV	(1,348)	(74,423)
Norway
Norwegian Air Shuttle ASA	(3,198)	(133,924)
Opera Software ASA	(397)	(3,863)
TGS Nopec Geophysical Co. ASA	(907)	(23,082)
		(160,869)
Singapore
Ezion Holdings, Ltd.	(20,000)	(18,134)
Hutchison Port Holdings Trust	(41,300)	(27,826)
		(45,960)
Sweden
SSAB AB, -A Shares	(2,715)	(16,424)
Volvo AB, -B Shares	(77,625)	(1,072,405)
		(1,088,829)
Switzerland
Dufry AG	(1,584)	(232,906)
Givaudan SA	(343)	(641,813)
Nestle SA	(2,300)	(178,444)
Sulzer AG	(3,260)	(363,777)
		(1,416,940)
United Kingdom
Antofagasta PLC	(6,732)	(80,577)
British American Tobacco PLC	(17,528)	(963,051)
CNH Industrial NV	(30,184)	(265,202)
Reckitt Benckiser Group PLC	(1,848)	(164,480)
Rotork PLC	(2,104)	(75,924)
Smiths Group PLC	(9,682)	(169,497)
		(1,718,731)
United States
A Schulman, Inc.	(2,928)	(124,294)
Advanced Micro Devices, Inc.	(34,899)	(78,872)
American Airlines Group, Inc.	(10,793)	(521,140)
Analog Devices, Inc.	(3,859)	(238,641)
Arrow Electronics, Inc.	(192)	(11,464)
Arthur J Gallagher & Co.	(4,655)	(222,649)
Atwood Oceanics, Inc.	(384)	(12,818)

	Shares	Value
Reference Entity — Short
United States (continued)
Avery Dennison Corp.	(2,287)	$(127,134)
Avon Products, Inc.	(2,644)	(21,601)
B/E Aerospace, Inc.	(1,205)	(72,047)
Balchem Corp.	(1,883)	(98,707)
Ball Corp.	(5,437)	(399,130)
Belden, Inc.	(305)	(25,605)
Brady Corp., Class A	(1,898)	(50,544)
The Brink's Co.	(7,721)	(204,375)
Bruker Corp.	(200)	(3,792)
Chemtura Corp.	(1,887)	(56,855)
Colfax Corp.	(5,575)	(276,464)
CONMED Corp.	(1,289)	(64,746)
Cree, Inc.	(15,533)	(492,085)
Cypress Semiconductor Corp.	(3,563)	(47,459)
Dana Holding Corp.	(391)	(8,434)
DCT Industrial Trust, Inc.	(397)	(13,117)
Dealertrack Technologies, Inc.	(13,531)	(531,904)
Deere & Co.	(13,184)	(1,193,416)
Diebold, Inc.	(2,147)	(74,651)
Donaldson Co., Inc.	(7,466)	(279,004)
Emerson Electric Co.	(12,150)	(714,785)
Entegris, Inc.	(148)	(1,970)
FARO Technologies, Inc.	(481)	(19,158)
FEI Co.	(1,065)	(80,365)
Finisar Corp.	(10,770)	(218,954)
First Cash Financial Services, Inc.	(1,171)	(56,606)
FleetCor Technologies, Inc.	(3,176)	(510,987)
Franklin Electric Co., Inc.	(7,290)	(263,606)
Guess?, Inc.	(24,914)	(456,175)
HeartWare International, Inc.	(1,134)	(85,855)
HEICO Corp.	(1,251)	(69,856)
Interactive Brokers Group, Inc., Class A	(15,587)	(529,179)
IPG Photonics Corp.	(7,016)	(621,477)
Jabil Circuit, Inc.	(17,729)	(399,257)
Jarden Corp.	(2,097)	(107,324)
JDS Uniphase Corp.	(6,014)	(76,137)
Kennametal, Inc.	(1,058)	(37,464)
Mattel, Inc.	(15,322)	(431,468)
McDermott International, Inc.	(76,863)	(403,531)
McDonald's Corp.	(915)	(88,343)
Mettler-Toledo International, Inc.	(3,143)	(996,362)
Motorola Solutions, Inc.	(2,250)	(134,438)
Netflix, Inc.	(435)	(242,078)
NetSuite, Inc.	(1,296)	(123,859)
Owens-Illinois, Inc.	(138)	(3,300)
Palo Alto Networks, Inc.	(143)	(21,124)
Peabody Energy Corp.	(24,357)	(115,209)
PriceSmart, Inc.	(1,174)	(94,460)
Schweitzer-Mauduit International, Inc.	(3,054)	(135,017)
Sotheby's	(9,164)	(391,394)

BLACKROCK FUNDS	APRIL 30, 2015	27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
United States (continued)
The Spectranetics Corp.	(14,207)	$(364,410)
SunEdison, Inc.	(29,562)	(748,510)
Synaptics, Inc.	(1,161)	(98,360)
TAL International Group, Inc.	(1,045)	(40,274)
Taylor Morrison Home Corp.	(348)	(6,445)
Trimble Navigation, Ltd.	(4,510)	(114,689)
Ubiquiti Networks, Inc.	(6,570)	(187,705)
Universal Corp.	(2,583)	(121,478)
UTi Worldwide, Inc.	(8,155)	(73,640)

	Shares	Value
Reference Entity — Short
United States (concluded)
Varian Medical Systems, Inc.	(458)	$(40,693)
The Western Union Co.	(34,557)	(700,816)
WR Grace & Co.	(512)	(49,521)
Xilinx, Inc.	(140)	(6,070)
XPO Logistics, Inc.	(33,518)	(1,625,623)
Zebra Technologies Corp., Class A	(915)	(84,253)
		(16,943,173)
Total Reference Entity — Short		(28,131,735)
Net Value of Reference Entity — UBS AG		$156,384

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	APRIL 30, 2015	28

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

As of April 30, 2015, the following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$499,534,385	—	—	$499,534,385

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$29,697,724	—	$29,697,724

[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Cash received as collateral for OTC derivatives	—	$(33,612,844)	—	$(33,612,844)
Bank overdraft	—	(1,031)	—	(1,031)
Total	—	$(33,613,875)	—	$(33,613,875)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2015	29

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Global Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
Consumer Finance — 0.1%
LendingClub Corp.	98,316	$1,629,834
Internet Software & Services — 0.0%
Apigee Corp.	21,359	293,611
Total Common Stocks — 0.1%		1,923,445

Preferred Securities (a)
Preferred Stocks
Household Durables — 0.1%
AliphCo., 0.00%	88,751	982,473
Project Edison, 0.00%	93,346	1,500,001
		2,482,474
Internet Software & Services — 0.1%
Uber Technologies, Inc., Series E, 0.00%	45,020	1,529,339

Preferred Securities (a)	Shares	Value
Software — 0.2%
Palantir Technologies, Inc., Series I 0.00%	326,264	$2,900,487
Total Preferred Stocks — 0.4%		6,912,300
Total Long-Term Investments (Cost — $7,472,356) — 0.5%		8,835,745

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	1,715,247,372	1,715,247,372
Total Short-Term Securities (Cost — $1,715,247,372) — 98.8%		1,715,247,372
Total Investments (Cost — $1,722,719,728) — 99.3%		1,724,083,117
Other Assets Less Liabilities — 0.7%		11,617,449
Net Assets — 100.0%		$1,735,700,566

Notes to Schedule of Investments
(a)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $8,835,745 and an original cost of $7,472,356 which were 0.5% and 0.4%, respectively, of its net assets.
(b)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2015	Net Activity	Shares Held at April 30, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,684,084,362	31,163,010	1,715,247,372	$737,791

(c)	Represents current yield as of report date.

• As of April 30, 2015, total return swaps outstanding were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Bank of America N.A.	2/23/16	$23,872,870	$(6,941,960)[2]		$16,309,636
	Deutsche Bank AG	5/14/15 – 4/29/16	$71,139,396	16,999,312	[3]	92,923,697
	Goldman Sachs & Co.	5/19/15 – 11/03/16	$18,934,927	(508,847)[4]		16,477,744
	UBS AG	3/14/16	$61,062,922	16,403,441	[5]	82,979,578
Total				$25,951,946		$208,690,655

BLACKROCK FUNDS	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-758 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
	Association of Banks in Singapore Swap Offered Rate	IntercontinentalExchange LIBOR:
	Australian Bank Bill Short Term Rates 1 Day Reference Rate	CHF 1 Week; CHF Spot Next
	Bank of Canada Overnight Repo Rate	EUR 1 Month; EUR 1 Week; EUR Overnight
	Canada Bankers Acceptances 1 Month	GBP 1 Week; GBP Overnight
	Copenhagen Interbank Offered Rates 1 Week	JPY 1 Week; JPY Spot Next
	Danish Krone Overnight Deposit	USD 1 Month; USD Spot Next
	Federal Funds Rate Open	Nigeria Interbank Offered Rate 1 Week
	Garban Intercapital Federal Funds Rate	Norwegian Krone Overnight Deposit
	Hong Kong Dollar HIBOR Fixings:	Stockholm Interbank Offered Rate
	1 Month; 2 Week	Stockholm Interbank Offered Rate Overnight
Tel Aviv Interbank Offered Rate Overnight
[2]	Amount includes $ 621,274 of net dividends and financing fees.
[3]	Amount includes $ 1,427,215 of net dividends and financing fees and $(6,212,204) of unrealized currency loss.
[4]	Amount includes $ 1,948,336 of net dividends and financing fees.
[5]	Amount includes $ 1,208,200 of net dividends and financing fees and $(6,721,415) of unrealized currency loss.

BLACKROCK FUNDS	APRIL 30, 2015	2

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of April 30, 2015, expiration date 2/23/16:
	Shares	Value
Reference Entity — Long
Bermuda
Assured Guaranty Ltd.	121,893	$3,167,999
Israel
Mellanox Technologies, Ltd.	1,670	77,638
Mobileye NV	12,232	548,728
		626,366
Netherlands
AVG Technologies NV	16,216	387,887
NXP Semiconductor NV	6,149	591,042
		978,929
Singapore
Flextronics International Ltd.	240,270	2,769,112
Switzerland
Allied World Assurance Co. Holdings AG	15,122	622,119
United Kingdom
Noble Corp. PLC	142,535	2,467,281
United States
Align Technology, Inc.	7,485	440,417
Ally Financial, Inc.	191,450	4,190,840
Amdocs Ltd.	50,844	2,799,979
Ameriprise Financial, Inc.	83,378	10,445,596
AmerisourceBergen Corp.	68,130	7,787,259
Amkor Technology, Inc.	88,218	620,173
AmTrust Financial Services, Inc.	25,436	1,512,679
Apple, Inc.	114,325	14,307,774
ArcBest Corp.	18,643	665,555
Arista Networks, Inc.	6,946	444,613
Assurant, Inc.	21,481	1,320,222
AutoNation, Inc.	9,730	598,882
Avista Corp.	15,475	504,795
Axalta Coating Systems, Ltd.	137,285	4,211,904
Boise Cascade Co.	56,895	1,974,256
BOK Financial Corp.	30,486	1,987,382
Booz Allen Hamilton Holding Corp.	192,221	5,286,077
Burlington Stores, Inc.	31,119	1,604,807
Cabot Corp.	32,326	1,381,613
Cabot Microelectronics Corp.	9,690	458,337
Calpine Corp.	392,153	8,552,857
Cambrex Corp.	1,374	52,885
Cameron International Corp.	52,570	2,881,887
Cardinal Health, Inc.	140,156	11,820,757
Cavium, Inc.	657	42,567
CBL & Associates Properties, Inc.	85,270	1,535,713
CBS Corp., Class B	74,869	4,651,611

	Shares	Value
Reference Entity — Long
United States (continued)
CenterPoint Energy, Inc.	119,713	$2,510,382
Century Aluminum Co.	5,306	68,394
CenturyLink, Inc.	80,658	2,900,462
Cirrus Logic, Inc.	63,889	2,158,170
CIT Group, Inc.	6,788	305,664
CME Group, Inc.	594	54,001
Compass Minerals International, Inc.	39,049	3,449,198
Computer Sciences Corp.	7,886	508,253
Con-way, Inc.	36,483	1,499,451
ConocoPhillips	22,167	1,505,583
Constant Contact, Inc.	518	18,052
Corning, Inc.	103,328	2,162,655
Cytec Industries, Inc.	45,212	2,499,771
Deckers Outdoor Corp.	7,442	550,708
Delek U.S. Holdings, Inc.	3,161	116,704
DexCom, Inc.	2,473	167,101
DIRECTV	5,856	531,168
Discover Financial Services	119,037	6,900,575
DuPont Fabros Technology, Inc.	61,231	1,907,346
Eastman Chemical Co.	73,809	5,625,722
Edwards Lifesciences Corp.	31,250	3,957,812
Encore Capital Group, Inc.	3,189	128,963
EverBank Financial Corp.	2,422	44,977
Exterran Holdings, Inc.	2,809	104,130
F5 Networks, Inc.	827	100,911
First Midwest Bancorp, Inc.	5,171	88,424
First Solar, Inc.	6,032	359,929
FMSA Holdings, Inc.	25,761	226,439
GATX Corp.	4,789	260,522
General Dynamics Corp.	104,212	14,310,392
Genworth Financial, Inc., Class A	65,948	579,683
Geo Group, Inc.	12,131	473,109
Green Plains Renewable Energy, Inc.	14,839	462,086
Halyard Health, Inc.	63,493	3,078,141
Harman International Industries, Inc.	1,124	146,547
Harris Corp.	14,282	1,145,988
Hewlett-Packard Co.	72,975	2,405,986
Host Hotels & Resorts, Inc.	315,121	6,346,537
Iconix Brand Group, Inc.	261,216	6,872,593
ICU Medical, Inc.	12,283	1,036,317
Illumina, Inc.	3,107	572,465
Infinera Corp.	6,419	120,677
Ingram Micro, Inc., Class A	94,813	2,385,495
Integrated Device Technology, Inc.	86,373	1,571,125
Intel Corp.	6,745	219,550
Invesco Ltd.	88,743	3,675,735
Johnson & Johnson	68,243	6,769,706
Keysight Technologies, Inc.	117,840	3,942,926
KLX, Inc.	98,449	4,125,998

BLACKROCK FUNDS	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
United States (continued)
Lam Research Corp.	74,978	$5,666,837
Lannett Co., Inc.	1,786	102,695
LaSalle Hotel Properties	1,460	53,567
Legg Mason, Inc.	5,518	290,523
Leidos Holdings, Inc.	16,194	674,318
Lexington Realty Trust	12,395	114,902
Liberty TripAdvisor Holdings, Inc., Series A	29,788	885,001
Liberty Ventures, Series A	4,529	188,769
LifeLock, Inc.	12,211	178,403
Lions Gate Entertainment Corp.	5,777	179,145
LogMeIn, Inc.	26,514	1,701,669
Manpowergroup, Inc.	29,780	2,541,127
MetLife, Inc.	738	37,852
Micron Technology, Inc.	310,628	8,737,966
Mid-America Apartment Communities, Inc.	1,541	114,974
Monolithic Power Systems, Inc.	12,287	636,835
Monotype Imaging Holdings, Inc.	4,260	138,067
Monster Beverage Corp.	2,075	284,503
National Instruments Corp.	120,109	3,435,117
Nationstar Mortgage Holdings, Inc.	73,800	1,852,380
Newfield Exploration Co.	3,874	152,016
Northwest Bancshares, Inc.	28,587	351,906
Oil States International, Inc.	22,208	1,056,879
OSI Systems, Inc.	24,069	1,617,677
Outerwall, Inc.	12,091	803,205
Oxford Industries, Inc.	601	47,749
Penske Automotive Group, Inc.	37,226	1,817,001
Pilgrim's Pride Corp.	28,332	699,800
Post Properties, Inc.	39,571	2,262,274
PRA Health Sciences, Inc.	20,514	584,239
Prestige Brands Holdings, Inc.	42,290	1,659,883
Progress Software Corp.	77,515	2,046,396
Proofpoint, Inc.	1,274	68,771
Prudential Financial, Inc.	19,423	1,584,917
Qorvo, Inc.	14,534	957,936
Quintiles Transnational Holdings, Inc.	4,506	296,855
Reliance Steel & Aluminum Co.	1,104	71,451
RenaissanceRe Holdings Ltd.	2,815	288,509
RLJ Lodging Trust	68,432	2,030,377
Rock-Tenn Co., Class A	136,053	8,568,618
RPC, Inc.	80,097	1,274,343
Ryder System, Inc.	18,096	1,725,635
Ryman Hospitality Properties	10,486	604,413
Sanderson Farms, Inc.	91,776	6,894,213
SanDisk Corp.	3,853	257,920
Scripps Networks Interactive, Inc., Class A	8,575	599,050
ServiceMaster Global Holdings, Inc.	123,833	4,279,668

	Shares	Value
Reference Entity — Long
United States (concluded)
Skyworks Solutions, Inc.	462	$42,620
Sonoco Products Co.	15,177	678,260
Super Micro Computer, Inc.	2,569	73,910
Swift Transportation Co.	66,730	1,614,866
Telephone & Data Systems, Inc.	13,602	363,309
Tenet Healthcare Corp.	2,031	97,204
Tessera Technologies, Inc.	105,347	3,804,080
Texas Instruments, Inc.	11,050	599,021
Time Warner, Inc.	71,823	6,062,579
TRI Pointe Homes, Inc.	190,230	2,716,484
Tribune Co., Class A	61,833	3,466,976
Trinity Industries, Inc.	189,308	5,128,354
TrueBlue, Inc.	10,018	288,318
Union Pacific Corp.	117,462	12,477,988
Unit Corp.	25,689	895,005
Universal Health Services, Inc., Class B	2,184	255,419
VCA, Inc.	919	46,841
Viacom, Inc., Class B	117,132	8,134,817
Virgin America, Inc.	17,881	513,900
Vishay Intertechnology, Inc.	36,982	468,932
Voya Financial, Inc.	242,806	10,280,406
Waste Connections, Inc.	6,079	288,205
Western Digital Corp.	12,165	1,189,007
WP Glimcher, Inc.	41,357	620,355
		323,557,167
Total Reference Entity — Long		334,188,973

Reference Entity — Short
Netherlands
Chicago Bridge & Iron Co. NV	(4,972)	(236,916)
United States
A Schulman, Inc.	(23,956)	(1,016,932)
Acadia Healthcare Co., Inc.	(141,458)	(9,689,873)
Advance Auto Parts, Inc.	(43,104)	(6,163,872)
AECOM Technology Corp.	(4,792)	(151,235)
Akorn, Inc.	(3,851)	(160,356)
Allegheny Technologies, Inc.	(6,819)	(231,778)
Allegiant Travel Co.	(17,323)	(2,663,584)
Alliance Data Systems Corp.	(18,623)	(5,536,804)
Amedisys, Inc.	(30,228)	(840,641)
American Airlines Group, Inc.	(5,571)	(268,996)
American Eagle Outfitters, Inc.	(227,049)	(3,612,350)
Anixter International, Inc.	(1,224)	(86,414)
Arthur J Gallagher & Co.	(17,456)	(834,920)
AT&T, Inc.	(10,317)	(357,381)
AutoZone, Inc.	(8,167)	(5,493,614)
Avery Dennison Corp.	(34,306)	(1,907,070)
Avon Products, Inc.	(4,791)	(39,142)
Bank of the Ozarks, Inc.	(42,743)	(1,656,719)

BLACKROCK FUNDS	APRIL 30, 2015	4

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
United States (continued)
The Boston Beer Co., Inc.	(11,665)	$(2,890,587)
Boyd Gaming Corp.	(76,609)	(1,011,239)
Brady Corp., Class A Class A	(1,765)	(47,002)
The Brink's Co.	(52,152)	(1,380,463)
Buffalo Wild Wings, Inc.	(3,965)	(631,624)
Caesars Entertainment Corp.	(56,634)	(537,457)
CarMax, Inc.	(10,451)	(711,818)
Cempra, Inc.	(19,526)	(614,874)
Cheniere Energy, Inc.	(180,531)	(13,808,816)
CLARCOR, Inc.	(58,505)	(3,802,825)
Coach, Inc.	(32,924)	(1,258,026)
Cobalt International Energy, Inc.	(49,185)	(526,279)
Cognizant Technology Solutions Corp.	(104,652)	(6,126,328)
Colfax Corp.	(36,644)	(1,817,176)
Colony Capital, Inc.	(122,498)	(3,173,923)
comScore, Inc.	(88,916)	(4,655,642)
ConAgra Foods, Inc.	(33,380)	(1,206,687)
CONMED Corp.	(3,887)	(195,244)
CONSOL Energy, Inc.	(58,247)	(1,891,863)
Consolidated Communications Holdings, Inc.	(11,252)	(237,080)
CoStar Group, Inc.	(18,302)	(3,741,478)
Coty, Inc., Class A	(206,016)	(4,925,843)
Cree, Inc.	(976)	(30,920)
Crocs, Inc.	(358,578)	(4,733,230)
Dealertrack Technologies, Inc.	(112,752)	(4,432,281)
Deere & Co.	(19,721)	(1,785,145)
Diebold, Inc.	(62,106)	(2,159,426)
Donaldson Co., Inc.	(35,067)	(1,310,454)
Duke Energy Corp.	(787)	(61,048)
Eclipse Resources Corp.	(15,649)	(99,058)
Electronics For Imaging, Inc.	(8)	(334)
EMCOR Group, Inc.	(8)	(357)
Endologix, Inc.	(7,051)	(109,713)
Equinix, Inc.	(19,531)	(4,998,569)
Equity One, Inc.	(21,325)	(525,235)
The EW Scripps Co.	(39,523)	(920,491)
Facebook, Inc.	(39,760)	(3,131,895)
First Niagara Financial Group, Inc.	(136,632)	(1,242,668)
FleetCor Technologies, Inc.	(89,317)	(14,370,212)
Forward Air Corp.	(27,741)	(1,397,314)
Franklin Electric Co., Inc.	(28,288)	(1,022,894)
Frontier Communications Corp.	(372,993)	(2,558,732)
Genesee & Wyoming, Inc., Class A	(14,834)	(1,378,820)
Graham Holdings Co., Class B	(253)	(258,801)
Granite Construction, Inc.	(18,400)	(638,664)
Guess?, Inc.	(12,132)	(222,137)
Guidewire Software, Inc.	(10,284)	(513,686)
HB Fuller Co.	(6)	(251)
Health Care REIT, Inc.	(16,433)	(1,183,505)
Healthcare Realty Trust, Inc.	(2,745)	(70,272)

	Shares	Value
Reference Entity — Short
United States (continued)
Healthcare Services Group, Inc.	(120,365)	$(3,643,448)
Hess Corp.	(7,004)	(538,608)
Hologic, Inc.	(21,585)	(728,278)
The Howard Hughes Corp.	(5,140)	(763,136)
Hudson City Bancorp, Inc.	(501,560)	(4,664,508)
Impax Laboratories, Inc.	(21,160)	(957,702)
Imperva, Inc.	(5,267)	(240,280)
Integra LifeSciences Holdings Corp.	(21,801)	(1,281,463)
Interactive Brokers Group, Inc., Class A Class A	(7,747)	(263,011)
j2 Global, Inc.	(18,719)	(1,298,537)
Journal Media Group, Inc.	(1)	(9)
Kate Spade & Co.	(37,598)	(1,229,455)
Kite Realty Group Trust	(10,740)	(281,388)
Knight Transportation, Inc.	(6,170)	(178,313)
Lennox International, Inc.	(1,105)	(117,086)
LinkedIn Corp.	(31,371)	(7,909,570)
Louisiana-Pacific Corp.	(495,680)	(7,554,163)
Magnum Hunter Resources Corp., (Issued 12/27/07, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $45.82)	(60)	—
Markel Corp.	(3,720)	(2,755,181)
Martin Marietta Materials, Inc.	(27,814)	(3,967,667)
Mattel, Inc.	(9,124)	(256,932)
Matthews International Corp., Class A	(12,979)	(629,871)
McDonald's Corp.	(148,963)	(14,382,378)
Medical Properties Trust, Inc.	(32,879)	(459,648)
Medidata Solutions, Inc.	(21,398)	(1,143,295)
Mercury General Corp.	(60,928)	(3,347,384)
National Fuel Gas Co.	(127,571)	(8,221,951)
Nektar Therapeutics	(3,447)	(32,815)
Neogen Corp.	(33,464)	(1,490,487)
NetSuite, Inc.	(17,193)	(1,643,135)
NorthStar Realty Finance Corp.	(52,622)	(987,189)
Nucor Corp.	(24,796)	(1,211,533)
Olin Corp.	(276,688)	(8,170,597)
ONE Gas, Inc.	(6,341)	(266,132)
ONEOK, Inc.	(6)	(289)
Panera Bread Co., Class A	(14,493)	(2,644,683)
Paylocity Holding Corp.	(1,476)	(41,549)
PG&E Corp.	(17,006)	(899,957)
Post Holdings, Inc.	(73,331)	(3,442,157)
Precision Castparts Corp.	(1,810)	(374,109)
The Priceline Group, Inc.	(10,642)	(13,172,774)
PriceSmart, Inc.	(20,224)	(1,627,223)
Public Storage	(16,465)	(3,093,938)
Relypsa, Inc.	(37,500)	(1,084,875)
Rockwell Collins, Inc.	(5,478)	(533,174)
Royal Caribbean Cruises, Ltd.	(3,868)	(263,256)

BLACKROCK FUNDS	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
United States (concluded)
Schweitzer-Mauduit International, Inc.	(16,198)	$(716,114)
Scientific Games Corp.	(125,447)	(1,589,413)
Snyder's-Lance, Inc.	(51,254)	(1,513,531)
Solera Holdings, Inc.	(6)	(291)
Sotheby's	(197,130)	(8,419,422)
The Spectranetics Corp.	(60,519)	(1,552,312)
Spirit Realty Capital, Inc.	(5,013)	(56,597)
Staples, Inc.	(39,783)	(649,259)
Starwood Property Trust, Inc.	(105,779)	(2,539,754)
Steel Dynamics, Inc.	(39,717)	(878,937)
SunEdison, Inc.	(220,492)	(5,582,857)
TerraForm Power, Inc.	(1,336)	(52,812)
Twitter, Inc.	(44,496)	(1,733,564)
Two Harbors Investment Corp.	(296,059)	(3,108,619)
Under Armour, Inc., Class A	(9,929)	(769,994)
United Natural Foods, Inc.	(28,117)	(1,896,773)
Universal Corp.	(23,776)	(1,118,185)
US Ecology, Inc.	(50,905)	(2,387,953)
USG Corp.	(55,210)	(1,465,273)
Verisk Analytics, Inc., Class A	(6,936)	(520,477)
Virtus Investment Partners, Inc.	(15,620)	(2,087,144)
WageWorks, Inc.	(9,079)	(457,582)
Walgreens Boots Alliance, Inc.	(32,505)	(2,695,640)
WebMD Health Corp.	(460)	(20,309)
WellCare Health Plans, Inc.	(11,694)	(905,466)
The Wendy's Co.	(292,981)	(2,964,968)
Wolverine World Wide, Inc.	(304,084)	(9,344,501)
WR Grace & Co.	(15,576)	(1,506,511)
WW Grainger, Inc.	(2,444)	(607,163)
XPO Logistics, Inc.	(80,802)	(3,918,897)
Zillow Group, Inc., Class A	(36,491)	(3,562,981)
Zynga, Inc., Class A	(67,723)	(165,921)
		(317,642,421)
Total Reference Entity — Short		(317,879,337)
Net Value of Reference Entity — Bank of America N.A.		$16,309,636

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of April 30, 2015, expiration dates - 5/14/15 – 4/29/16:
	Shares	Value
Reference Entity — Long
Australia
AusNet Services	533,614	$620,493
Challenger Ltd.	162,442	902,002
Cochlear Ltd.	1,547	101,866
CSR Ltd.	1,217,609	3,499,454
DuluxGroup Ltd.	68,178	340,048

	Shares	Value
Reference Entity — Long
Australia (concluded)
Fairfax Media Ltd.	4,241,818	$3,490,229
Iluka Resources Ltd.	42,350	269,869
IOOF Holdings Ltd.	15,808	125,418
Macquarie Atlas Roads Group	143,985	369,138
Macquarie Group Ltd.	1,817	111,332
Medibank Pvt, Ltd.	79,528	138,851
Oil Search Ltd.	41,342	262,463
Orora Ltd.	404,302	703,431
Qantas Airways Ltd.	701,726	1,875,671
Santos Ltd.	26,975	175,670
Spotless Group Holdings Ltd.	313,850	563,966
Sydney Airport	1,103,935	4,689,582
Transpacific Industries Group, Ltd.	184,787	111,867
Westfield Corp.	73,771	548,471
Woodside Petroleum Ltd.	19,853	547,490
		19,447,311
Austria
ams AG	72,459	3,939,404
Andritz AG	30,510	1,786,260
CA Immobilien Anlagen AG	2,722	49,399
Schoeller-Bleckmann Oilfield Equipment AG	1,424	100,388
UNIQA Insurance Group AG	41,769	410,305
Vienna Insurance Group AG	17,284	687,814
Voestalpine AG	166,382	6,966,083
Wienerberger AG	2,726	44,367
		13,984,020
Canada
Aimia, Inc.	36,815	408,886
Air Canada	196,081	1,872,236
Canadian REIT	47,485	1,795,102
CI Financial Corp.	116,711	3,430,230
Cogeco Cable, Inc.	15,387	881,389
Constellation Software, Inc., Right	2,783	830
Constellation Software, Inc.	2,783	1,091,056
Dominion Diamond Corp.	132,031	2,602,318
Domtar Corp.	159,987	6,917,963
Encana Corp.	107,411	1,525,031
Enerplus Corp.	7,130	90,181
Finning International, Inc.	47,822	979,826
Intact Financial Corp.	99,385	7,655,075
Interfor Corp.	68,151	975,522
Kinross Gold Corp.	2,021	4,908
Linamar Corp.	119,838	7,117,771
Lundin Mining Corp.	10,291	51,178
Magna International, Inc.	15,104	761,147
Manulife Financial Corp.	9,388	170,875
Methanex Corp.	65,494	3,941,583
Peyto Exploration & Development Corp.	6,106	177,486

BLACKROCK FUNDS	APRIL 30, 2015	6

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Canada (concluded)
Raging River Exploration, Inc.	162,574	$1,273,373
Secure Energy Services, Inc.	3,509	49,618
Sierra Wireless, Inc.	37,229	1,308,029
Superior Plus Corp.	83,449	959,335
TELUS Corp.	117,510	4,064,395
The Toronto-Dominion Bank	11,876	548,275
West Fraser Timber Co. Ltd.	11,634	598,623
		51,252,241
Denmark
A.P. Moeller - Maersk A/S, Class A	909	1,752,457
A.P. Moeller - Maersk A/S, Class B	8,411	16,692,338
Auriga Industries A/S	24,874	1,197,061
GN Store Nord A/S	62,326	1,345,587
Jyske Bank A/S	18,588	910,233
NKT Holding A/S	52,419	3,326,511
Novo Nordisk A/S, Class B	325,469	18,272,049
Novozymes A/S, Class B	13,804	636,868
Pandora A/S	4,256	439,906
Rockwool International A/S, -B Shares	1,132	149,982
Tryg A/S	9,896	1,074,651
Vestas Wind Systems A/S	18,511	839,612
		46,637,255
France
Faurecia	58,609	2,778,230
Ipsen SA	28,367	1,629,060
Peugeot SA	133,031	2,515,032
Renault SA	636	66,918
Technicolor SA, Registered Shares	223,240	1,514,582
Technip SA	15,418	1,051,085
		9,554,907
Germany
Aareal Bank AG	45,571	1,960,086
Commerzbank AG	1,033,514	13,943,025
Deutsche Post AG, Registered Shares	291,953	9,613,498
Deutsche Telekom AG, Registered Shares	22,356	410,918
Duerr AG	35,446	3,628,170
Fielmann AG	10,414	707,385
Freenet AG	2,976	96,393
Gerresheimer AG	45,327	2,565,359
Jungheinrich AG	459	32,443
K+S AG, Registered Shares	27,703	903,102
KION Group AG	1,520	67,435
Krones AG	2,605	287,491
LEG Immobilien AG	2,682	208,089
ProSiebenSat.1 Media AG, Registered Shares	327,609	16,749,718

	Shares	Value
Reference Entity — Long
Germany (concluded)
RWE AG	67,885	$1,686,903
Salzgitter AG	109,633	3,739,662
Solarworld AG	10	164
Talanx AG	4,793	152,468
United Internet AG, Registered Shares	43,365	1,938,806
Wacker Chemie AG	9,034	1,120,471
		59,811,586
Hong Kong
HKT Trust & HKT Ltd.	219,000	292,780
Kerry Properties Ltd.	352,500	1,438,653
New World Development Co. Ltd.	1,582,000	2,098,303
Swire Properties Ltd.	63,000	216,440
		4,046,176
Ireland
Bank of Ireland	16,257,166	6,284,592
C&C Group PLC	24,370	98,749
Glanbia PLC	98,513	1,825,744
Kingspan Group PLC	63,630	1,262,429
Paddy Power PLC	17,566	1,570,422
Smurfit Kappa Group PLC	238,610	7,305,396
		18,347,332
Isle of Man
Optimal Payments PLC	31,343	142,891
Italy
Autogrill SpA	6,703	64,109
Mediobanca SpA	100,475	975,368
Moncler SpA	11,428	203,510
Parmalat SpA	43,539	120,580
Recordati SpA	34,602	689,474
		2,053,041
Japan
ABC-Mart, Inc.	3,600	204,836
Advantest Corp.	23,900	281,766
Aiful Corp.	28,400	98,710
Asatsu-DK, Inc.	16,900	464,678
Astellas Pharma, Inc.	5,700	88,753
Bic Camera, Inc.	4,700	46,871
Calbee, Inc.	23,800	969,008
Citizen Holdings Co. Ltd.	86,500	684,534
COMSYS Holdings Corp.	196,000	2,730,627
CyberAgent, Inc.	42,200	2,030,694
Daicel Corp.	17,400	209,776
Daito Trust Construction Co. Ltd.	800	93,160
Denki Kagaku Kogyo KK	75,000	306,239
Disco Corp.	85,500	7,786,224

BLACKROCK FUNDS	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Japan (continued)
Frontier Real Estate Investment Corp.	188	$919,308
Fuji Electric Co. Ltd.	492,000	2,320,222
Fujitsu General Ltd.	155,000	2,232,451
Haseko Corp.	795,500	7,854,996
Hazama Ando Corp.	58,300	330,794
Hitachi High-Technologies Corp.	11,600	336,164
Hitachi Metals Ltd.	6,000	93,835
Hoya Corp.	3,400	131,039
Hulic Co. Ltd.	29,100	311,478
Japan Aviation Electronics Industry, Ltd.	16,000	384,349
Japan Real Estate Investment Corp.	154	727,194
JGC Corp.	8,000	166,487
JTEKT Corp.	106,700	1,817,281
Kaken Pharmaceutical Co. Ltd.	24,000	857,660
Kanamoto Co. Ltd.	37,200	1,088,056
Kawasaki Kisen Kaisha Ltd.	1,538,000	3,972,827
KDDI Corp.	153,600	3,634,535
Keihin Corp.	22,600	370,179
Kikkoman Corp.	36,000	1,026,678
Koito Manufacturing Co. Ltd.	18,300	640,359
Kyowa Exeo Corp.	33,600	391,993
Makino Milling Machine Co. Ltd.	86,000	785,492
Mazda Motor Corp.	70,200	1,383,716
Mitsubishi Materials Corp.	358,000	1,288,791
Mitsubishi Motors Corp.	128,400	1,181,431
Mizuho Financial Group, Inc.	256,000	488,008
MonotaRO Co Ltd.	5,000	172,039
Nagase & Co., Ltd.	6,700	88,548
NGK Spark Plug Co. Ltd.	14,700	411,649
NH Foods Ltd.	89,000	1,944,519
Nihon M&A Center, Inc.	13,100	455,873
Nippon Paper Industries Co. Ltd.	31,800	554,531
Nippon Suisan Kaisha Ltd.	207,500	629,946
Nippon Telegraph & Telephone Corp.	49,400	3,335,733
Nippon Yusen KK	35,000	110,023
NOK Corp.	5,600	175,982
Nomura Holdings, Inc.	19,500	126,309
Oki Electric Industry Co. Ltd.	1,000,000	2,048,615
OKUMA Corp.	21,000	227,529
OSG Corp.	44,000	914,842
Renesas Electronics Corp.	28,300	201,337
Resona Holdings, Inc.	23,500	126,298
Sawai Pharmaceutical Co. Ltd.	32,400	1,844,387
Seiko Holdings Corp.	64,000	339,084
Senshu Ikeda Holdings, Inc.	272,500	1,209,430
The Shiga Bank, Ltd.	9,000	47,638
Shimano, Inc.	6,600	945,456

	Shares	Value
Reference Entity — Long
Japan (concluded)
Shinmaywa Industries, Ltd.	5,000	$51,979
SHO-BOND Holdings Co. Ltd.	4,400	193,977
Skylark Co., Ltd.	76,100	1,100,567
Start Today Co. Ltd.	38,100	933,360
Sumitomo Real Estate Sales Co. Ltd.	20,300	551,772
Tadano Ltd.	90,000	1,305,544
Taiheiyo Cement Corp.	415,000	1,307,769
Takata Corp.	48,800	603,340
TDK Corp.	6,100	439,396
Temp Holdings Co. Ltd.	7,600	240,716
Tokai Rika Co., Ltd.	3,600	88,462
Tokyo Electron Ltd.	3,800	208,287
Tokyo Steel Manufacturing Co. Ltd.	245,600	1,695,503
Topcon Corp.	27,200	707,384
Toshiba Corp.	343,000	1,374,249
Tosoh Corp.	291,000	1,560,129
Yamato Kogyo Co. Ltd.	10,600	249,396
Zeon Corp.	13,000	116,688
		79,369,485
Netherlands
ASM International NV	52,749	2,561,067
Norway
Akastor ASA	227,810	444,746
Aker Solutions ASA	367,307	2,236,096
BW LPG Ltd.	157,669	1,394,355
Norsk Hydro ASA	3,776,453	17,884,525
Seadrill Ltd.	600,033	7,647,685
Subsea 7 SA	548,749	6,095,410
TGS Nopec Geophysical Co. ASA	51,411	1,308,359
Yara International ASA	1,201	61,536
		37,072,712
Portugal
CTT - Correios de Portugal SA	169,030	1,906,483
Portucel SA	4,602	22,515
		1,928,998
Singapore
Yangzijiang Shipbuilding Holdings Ltd.	3,340,900	3,689,377
Spain
Abengoa SA, B Shares	47,416	153,255
Aena SA	18,586	1,751,142
Amadeus IT Holding SA, Class A	2,831	129,042
Banco Popular Espanol SA	1,830,306	1,771,649
Ebro Foods SA	69,360	1,345,456
EDP Renovaveis SA	17,293	120,884
Gamesa Corp. Tecnologica SA	43,223	577,995

BLACKROCK FUNDS	APRIL 30, 2015	8

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Spain (concluded)
Mediaset Espana Comunicacion SA	415,435	$5,631,077
Sacyr SA	119,987	538,732
Tecnicas Reunidas SA	743	34,560
Tubacex SA	8,153	27,584
		12,081,376
Sweden
BillerudKorsnas AB	9,084	157,245
Castellum AB	15,989	249,305
Hemfosa Fastigheter AB	8,053	186,064
Holmen AB, B Shares	1,384	45,794
Hufvudstaden AB, -A Shares	15,622	215,953
Intrum Justitia AB	98,846	3,112,877
Investment AB Kinnevik, Class B	80,087	2,760,029
JM AB	18,332	545,414
Peab AB	341,031	2,876,216
Swedish Match AB	97,097	2,989,041
Telefonaktiebolaget LM Ericsson, Class B	52,467	573,820
Trelleborg AB, B Shares	32,772	642,239
		14,353,997
Switzerland
Aryzta AG	2,722	183,672
Baloise Holding AG, Registered Shares	37,821	4,921,879
Cie Financiere Richemont SA, Registered Shares	5,006	446,199
Flughafen Zuerich AG, Registered Shares	4,261	3,318,409
Georg Fischer AG, Registered Shares	2,196	1,553,241
Logitech International SA, Registered Shares	15,236	228,728
Partners Group Holding AG	5,350	1,676,882
Sika AG - Bearer Shares	855	2,934,654
Sunrise Communications Group AG	1,891	176,746
Swiss Life Holding AG, Registered Shares	24,242	5,752,648
Swiss Re AG	1,192	105,739
		21,298,797
United Kingdom
Anglo American PLC	28,738	486,894
Domino's Pizza Group PLC	99,850	1,210,064
Howden Joinery Group PLC	359,776	2,561,178
Inchcape PLC	492,244	6,261,373
Indivior PLC	215,336	659,429
ITV PLC	2,955,665	11,475,407
John Wood Group PLC	28,397	299,203
Man Group PLC	34,686	102,272

	Shares	Value
Reference Entity — Long
United Kingdom (concluded)
Mondi PLC	252,163	$5,105,835
Premier Oil PLC	716,404	1,916,534
Rightmove PLC	20,955	1,014,419
Severn Trent PLC	85,429	2,781,896
Vedanta Resources PLC	77,738	746,651
		34,621,155
Total Reference Entity — Long		432,253,724

Reference Entity — Short
Australia
AGL Energy, Ltd.	(550,496)	(6,604,096)
QBE Insurance Group, Ltd.	(106,740)	(1,151,270)
TPG Telecom, Ltd.	(197,107)	(1,382,859)
Woolworths, Ltd.	(39,954)	(927,637)
		(10,065,862)
Belgium
Anheuser-Busch InBev NV	(57,509)	(7,001,622)
NV Bekaert SA	(11,175)	(324,657)
		(7,326,279)
Canada
AltaGas, Ltd.	(24)	(816)
Canadian Utilities, Ltd.	(88)	(2,859)
Enbridge, Inc.	(4,010)	(209,590)
Imperial Oil, Ltd.	(16)	(705)
Inter Pipeline, Ltd.	(1,331)	(34,861)
Northland Power, Inc.	(15,091)	(215,764)
Paramount Resources, Ltd.	(109)	(3,224)
Restaurant Brands International, Inc.	(3,745)	(152,811)
Silver Wheaton Corp.	(13,507)	(266,446)
Veresen, Inc.	(18,417)	(276,904)
		(1,163,980)
Finland
Cargotec OYJ	(38,114)	(1,536,591)
Outokumpu OYJ	(259,961)	(1,568,512)
		(3,105,103)
France
Accor SA	(8,778)	(481,340)
Bollore SA	(300)	(1,715)
Carrefour SA	(118,693)	(4,092,403)
Cie de Saint-Gobain	(41,174)	(1,871,238)
Edenred	(161,362)	(4,326,011)
Kering	(50,298)	(9,301,943)
Neopost SA	(13,794)	(665,312)
Sodexo	(18,780)	(1,900,351)

BLACKROCK FUNDS	APRIL 30, 2015	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
France (concluded)
Zodiac Aerospace	(2,919)	$(107,195)
		(22,747,508)
Germany
adidas AG	(1,121)	(91,850)
Hong Kong
AIA Group, Ltd.	(15,000)	(99,757)
ASM Pacific Technology, Ltd.	(552,200)	(6,163,249)
Chow Tai Fook Jewellery Group, Ltd.	(2,606,400)	(3,154,407)
Esprit Holdings Ltd.	(2,542,806)	(2,409,026)
Hang Seng Bank, Ltd.	(2,400)	(46,756)
Hong Kong & China Gas Co., Ltd.	(3,356,000)	(7,994,011)
The Link REIT	(158,500)	(983,172)
Melco International Development, Ltd.	(266,000)	(449,747)
PCCW, Ltd.	(106,000)	(70,571)
Swire Pacific, Ltd.	(150,000)	(2,023,085)
WH Group, Ltd.	(1,275,000)	(889,934)
The Wharf Holdings, Ltd.	(544,000)	(3,919,580)
		(28,203,295)
Ireland
Experian PLC	(716,745)	(12,801,260)
Japan
Aeon Co. Ltd.	(215,300)	(2,678,520)
AEON Financial Service Co., Ltd.	(129,800)	(3,308,931)
Asahi Glass Co., Ltd.	(876,000)	(5,895,443)
Chiyoda Corp.	(36,000)	(326,695)
Coca-Cola East Japan Co. Ltd.	(136,000)	(2,541,442)
Daihatsu Motor Co. Ltd.	(135,900)	(1,968,569)
Daiwa House Industry Co., Ltd.	(90,300)	(2,015,948)
Ezaki Glico Co., Ltd.	(1,600)	(66,633)
Glory, Ltd.	(15,000)	(415,160)
Hokuriku Electric Power Co.	(37,700)	(557,345)
House Foods Group, Inc.	(11,000)	(224,633)
IHI Corp.	(951,000)	(4,359,981)
Inpex Corp.	(145,600)	(1,827,327)
Isetan Mitsukoshi Holdings, Ltd.	(66,400)	(1,074,335)
J Front Retailing Co., Ltd.	(70,900)	(1,181,456)
Japan Display, Inc.	(74,100)	(304,399)
The Japan Steel Works, Ltd.	(73,000)	(336,888)
K's Holdings Corp.	(30,200)	(1,008,370)
Kagome Co., Ltd.	(146,400)	(2,295,950)
Kinden Corp.	(20,000)	(280,913)
Kubota Corp.	(36,000)	(563,437)
Kurita Water Industries Ltd.	(36,500)	(948,432)
Kyowa Hakko Kirin Co., Ltd.	(34,000)	(497,717)
Kyushu Electric Power Co., Inc.	(23,200)	(247,431)
Maruichi Steel Tube, Ltd.	(29,400)	(742,572)
Mitsui Fudosan Co., Ltd.	(44,000)	(1,304,349)

	Shares	Value
Reference Entity — Short
Japan (concluded)
NEC Corp.	(2,667,000)	$(8,873,139)
NGK Insulators, Ltd.	(303,000)	(6,806,513)
Nippon Electric Glass Co. Ltd.	(961,000)	(5,464,888)
Nippon Paint Co., Ltd.	(190,400)	(6,377,963)
Onward Holdings Co. Ltd.	(292,000)	(1,963,810)
Pigeon Corp.	(70,700)	(1,872,310)
Rakuten, Inc.	(79,700)	(1,392,395)
Rengo Co., Ltd.	(245,000)	(1,071,168)
Ryohin Keikaku Co., Ltd.	(500)	(79,740)
Sega Sammy Holdings, Inc.	(11,600)	(161,940)
Shiseido Co. Ltd.	(319,700)	(5,758,765)
Sohgo Security Services Co., Ltd.	(42,000)	(1,369,098)
Sony Corp.	(586,300)	(17,724,868)
Sumitomo Chemical Co., Ltd.	(301,000)	(1,692,809)
Sumitomo Forestry Co., Ltd.	(108,900)	(1,262,280)
Tokyu Fudosan Holdings Corp.	(10,900)	(80,997)
TOTO, Ltd.	(61,000)	(862,982)
Tsumura & Co.	(8,300)	(194,496)
Yahoo Japan Corp.	(665,900)	(2,720,353)
Yamazaki Baking Co., Ltd.	(18,000)	(318,610)
		(103,022,000)
Luxembourg
APERAM	(116,811)	(4,453,270)
ArcelorMittal	(1,070,179)	(11,388,257)
		(15,841,527)
Macau
MGM China Holdings, Ltd.	(44,800)	(84,567)
Sands China, Ltd.	(45,200)	(184,253)
Wynn Macau, Ltd.	(338,800)	(685,785)
		(954,605)
Mexico
Fresnillo PLC	(46,735)	(518,340)
Netherlands
Akzo Nobel NV	(1,357)	(103,829)
ASML Holding NV	(33,420)	(3,596,425)
Randstad Holding NV	(204,842)	(12,216,933)
TomTom NV	(417,600)	(3,706,101)
USG People NV	(199,847)	(2,713,930)
		(22,337,218)
Norway
Opera Software ASA	(116,062)	(1,129,496)
Portugal
EDP - Energias de Portugal SA	(352,572)	(1,414,103)
Jeronimo Martins SGPS SA	(54,949)	(801,563)
REN - Redes Energeticas Nacionais SGPS SA	(11,588)	(36,302)

BLACKROCK FUNDS	APRIL 30, 2015	10

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Portugal (concluded)
Sonae SGPS SA	(1,809,440)	$(2,515,903)
		(4,767,871)
Singapore
Ascendas Real Estate Investment Trust	(2,280,000)	(4,248,950)
CapitaMall Trust	(3,065,700)	(5,061,897)
City Developments, Ltd.	(28,200)	(226,896)
Genting Singapore PLC	(2,144,000)	(1,656,477)
Golden Agri-Resources Ltd.	(13,776,100)	(4,358,097)
Keppel Corp., Ltd.	(9,100)	(59,771)
Singapore Airlines, Ltd.	(25,200)	(232,197)
Singapore Telecommunications, Ltd.	(65,300)	(218,206)
Suntec Real Estate Investment Trust	(260,600)	(347,894)
Wilmar International, Ltd.	(471,500)	(1,158,062)
		(17,568,447)
Spain
Banco Bilbao Vizcaya Argentaria SA	(332,820)	(3,344,201)
Banco Santander SA	(323,398)	(2,445,073)
Enagas SA	(354,023)	(10,903,097)
Gas Natural SDG SA	(3,530)	(87,022)
Inditex SA	(19,647)	(632,589)
Red Electrica Corp. SA	(8,344)	(702,773)
		(18,114,755)
Sweden
ICA Gruppen AB	(53,269)	(1,979,685)
Switzerland
Dufry AG	(18,732)	(2,754,295)
United Kingdom
Aggreko PLC	(54,718)	(1,380,270)
BBA Aviation PLC	(128,700)	(677,193)
British American Tobacco PLC	(13,799)	(758,166)
CNH Industrial NV	(15,632)	(137,345)
Cobham PLC	(251,785)	(1,142,196)
Drax Group PLC	(187,230)	(1,143,939)
Hargreaves Lansdown PLC	(274,951)	(5,164,896)
Intertek Group PLC	(6,224)	(248,745)
J Sainsbury PLC	(97,252)	(404,381)
Mitie Group PLC	(714,568)	(3,134,551)
National Grid PLC	(10,663)	(143,872)
Pearson PLC	(369,300)	(7,463,134)
Randgold Resources, Ltd.	(25,933)	(1,973,517)
Reckitt Benckiser Group PLC	(61,296)	(5,455,612)
Rolls Royce Holdings PLC Common Stock	(97,167,894)	(149,153)
Rolls Royce Holdings PLC	(626,641)	(9,990,475)

	Shares	Value
Reference Entity — Short
United Kingdom (concluded)
Serco Group PLC	(1,196,184)	$(2,443,690)
Smiths Group PLC	(173,474)	(3,036,910)
Sports Direct International PLC	(426,669)	(4,033,054)
Standard Life PLC	(505,126)	(3,610,744)
Tesco PLC	(2,444,894)	(8,240,924)
Unilever NV	(46,968)	(2,048,772)
Vodafone Group PLC	(400,701)	(1,411,752)
		(64,193,291)
United States
Samsonite International SA	(176,400)	(643,360)
Total Reference Entity — Short		(339,330,027)
Net Value of Reference Entity — Deutsche Bank AG		$92,923,697

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2015, expiration dates 5/19/15 – 11/03/16:
	Shares	Value
Reference Entity — Long
Bermuda
Assured Guaranty Ltd.	126,667	$3,292,075
Canada
Canadian Solar, Inc.	10,543	373,222
Ireland
FleetMatics Group PLC	1,406	64,086
Weatherford International PLC	11,986	174,396
		238,482
Israel
Mobileye NV	26,044	1,168,334
Netherlands
AVG Technologies NV	17,121	409,534
NXP Semiconductor NV	29,220	2,808,627
		3,218,161
Singapore
Flextronics International Ltd.	376,633	4,340,695
Switzerland
Allied World Assurance Co. Holdings AG	75,204	3,093,893
United Kingdom
Noble Corp. PLC	89,633	1,551,547
United States
Alcoa, Inc.	331,834	4,453,212

BLACKROCK FUNDS	APRIL 30, 2015	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
United States (continued)
Align Technology, Inc.	3,989	$234,713
Ally Financial, Inc.	446,376	9,771,171
Amdocs Ltd.	53,532	2,948,007
Ameriprise Financial, Inc.	228,508	28,627,482
AmerisourceBergen Corp.	284,402	32,507,149
Amkor Technology, Inc.	72,610	510,448
Apple, Inc.	230,462	28,842,319
ArcBest Corp.	88,321	3,153,060
Arista Networks, Inc.	7,989	511,376
Assurant, Inc.	5,629	345,958
AutoNation, Inc.	10,267	631,934
Avista Corp.	6,408	209,029
Axalta Coating Systems, Ltd.	140,503	4,310,632
The Babcock & Wilcox Co.	164,942	5,330,925
Berry Plastics Group, Inc.	259,563	8,882,246
Boise Cascade Co.	111,546	3,870,646
BOK Financial Corp.	24,875	1,621,601
Booz Allen Hamilton Holding Corp.	281,173	7,732,257
C.H. Robinson Worldwide, Inc.	21,668	1,395,203
Cabot Corp.	35,064	1,498,635
Cabot Microelectronics Corp.	19,757	934,506
Calpine Corp.	513,656	11,202,837
Cameron International Corp.	15,535	851,629
Cardinal Health, Inc.	88,417	7,457,090
CBL & Associates Properties, Inc.	43,354	780,806
CenterPoint Energy, Inc.	369,140	7,740,866
CenturyLink, Inc.	65,811	2,366,564
Chart Industries, Inc.	1,040	42,172
Cirrus Logic, Inc.	107,911	3,645,234
CIT Group, Inc.	17,985	809,865
Compass Minerals International, Inc.	100,735	8,897,923
Computer Sciences Corp.	3,065	197,539
Con-way, Inc.	49,786	2,046,205
ConocoPhillips	4,231	287,370
Constant Contact, Inc.	16,558	577,046
Corning, Inc.	235,911	4,937,617
Crimson Wine Group Ltd.	1	9
Cytec Industries, Inc.	35,854	1,982,368
Deckers Outdoor Corp.	26,860	1,987,640
Delek U.S. Holdings, Inc.	104,824	3,870,102
Diodes, Inc.	15,991	427,280
DIRECTV	47,717	4,328,170
Discover Financial Services	114,470	6,635,826
DuPont Fabros Technology, Inc.	58,496	1,822,150
Eastman Chemical Co.	27,797	2,118,687
Edwards Lifesciences Corp.	27,224	3,447,920
Exterran Holdings, Inc.	6,491	240,621
F5 Networks, Inc.	613	74,798
FMSA Holdings, Inc.	70,430	619,080
GATX Corp.	10,589	576,042
General Dynamics Corp.	82,574	11,339,062

	Shares	Value
Reference Entity — Long
United States (continued)
Genworth Financial, Inc., Class A	9,237	$81,193
Geo Group, Inc.	38,177	1,488,903
Glacier Bancorp, Inc.	22,681	597,418
Green Plains Renewable Energy, Inc.	24,612	766,418
Halliburton Co.	39,324	1,924,910
Halyard Health, Inc.	53,812	2,608,806
Harris Corp.	5,013	402,243
Health Net, Inc.	19,853	1,045,260
Hewlett-Packard Co.	63,049	2,078,726
Host Hotels & Resorts, Inc.	693,936	13,975,871
Iconix Brand Group, Inc.	49,114	1,292,189
ICU Medical, Inc.	15,440	1,302,673
Illumina, Inc.	5,086	937,096
Ingram Micro, Inc., Class A	106,601	2,682,081
Insight Enterprises, Inc.	2,536	72,580
Integrated Device Technology, Inc.	178,308	3,243,423
Intel Corp.	46,319	1,507,683
The Interpublic Group of Cos., Inc.	63,097	1,314,941
Invesco Ltd.	69,313	2,870,944
Johnson & Johnson	252,599	25,057,821
Keysight Technologies, Inc.	120,876	4,044,511
KLX, Inc.	17,066	715,236
Lam Research Corp.	62,312	4,709,541
Lannett Co., Inc.	3,962	227,815
LaSalle Hotel Properties	9,015	330,760
Legg Mason, Inc.	6,555	345,121
Leidos Holdings, Inc.	8,987	374,219
Liberty Interactive Corp., Series A	80,521	2,315,784
Liberty TripAdvisor Holdings, Inc., Series A	94,633	2,811,546
Liberty Ventures, Series A	7,260	302,597
LifeLock, Inc.	25,029	365,674
Lions Gate Entertainment Corp.	47,006	1,457,656
LogMeIn, Inc.	71,289	4,575,328
Manpowergroup, Inc.	218,715	18,662,951
Marathon Oil Corp.	166,737	5,185,521
MBIA, Inc.	87,885	768,994
Methode Electronics, Inc.	6,354	269,791
MetLife, Inc.	24,905	1,277,377
Micron Technology, Inc.	265,424	7,466,377
Monolithic Power Systems, Inc.	7,280	377,322
Monster Beverage Corp.	738	101,187
National Instruments Corp.	76,915	2,199,769
Nationstar Mortgage Holdings, Inc.	53,228	1,336,023
NCR Corp.	3,287	90,195
NETGEAR, Inc.	5,400	163,458
NIC, Inc.	21,533	366,061
Northwest Bancshares, Inc.	26,872	330,794
Oil States International, Inc.	69,921	3,327,540
OSI Systems, Inc.	15,454	1,038,663
Outerwall, Inc.	7,104	471,919

BLACKROCK FUNDS	APRIL 30, 2015	12

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
United States (continued)
Oxford Industries, Inc.	1,035	$82,231
Pennsylvania Real Estate Investment Trust	4,683	105,883
Penske Automotive Group, Inc.	64,399	3,143,315
Pilgrim's Pride Corp.	47,542	1,174,287
Post Properties, Inc.	39,461	2,255,985
PRA Health Sciences, Inc.	25,885	737,205
Prestige Brands Holdings, Inc.	43,104	1,691,832
Progress Software Corp.	94,945	2,506,548
Prudential Financial, Inc.	3,378	275,645
Qorvo, Inc.	1,778	117,188
Quintiles Transnational Holdings, Inc.	25,548	1,683,102
RenaissanceRe Holdings Ltd.	6,924	709,641
Rite Aid Corp.	246,008	1,896,722
RLJ Lodging Trust	89,364	2,651,430
Rock-Tenn Co., Class A	122,316	7,703,462
RPC, Inc.	103,738	1,650,472
Ryder System, Inc.	14,795	1,410,851
Ryman Hospitality Properties	5,192	299,267
Sanderson Farms, Inc.	82,522	6,199,053
Scripps Networks Interactive, Inc., Class A	9,711	678,410
SeaWorld Entertainment, Inc.	157,932	3,348,158
ServiceMaster Global Holdings, Inc.	60,140	2,078,438
Skyworks Solutions, Inc.	15,561	1,435,502
Swift Transportation Co.	71,927	1,740,633
Telephone & Data Systems, Inc.	32,159	858,967
Tessera Technologies, Inc.	148,752	5,371,435
Texas Instruments, Inc.	5,821	315,556
Time Warner, Inc.	80,663	6,808,764
TRI Pointe Homes, Inc.	421,575	6,020,091
Tribune Co., Class A	142,974	8,016,552
Trinity Industries, Inc.	294,433	7,976,190
TrueBlue, Inc.	8,711	250,703
Union Pacific Corp.	138,326	14,694,371
Universal Health Services, Inc., Class B	864	101,045
VCA, Inc.	1,083	55,201
Viacom, Inc., Class B	181,428	12,600,175
Virgin America, Inc.	16,518	474,727
Visa, Inc., Class A	60,649	4,005,866
Vishay Intertechnology, Inc.	60,542	767,673
Voya Financial, Inc.	282,266	11,951,142
Waste Connections, Inc.	20,517	972,711
Western Digital Corp.	5,323	520,270
Whirlpool Corp.	289	50,748

	Shares	Value
Reference Entity — Long
United States (concluded)
WP Glimcher, Inc.	95,189	$1,427,835
		499,709,218
Total Reference Entity — Long		516,985,627

Reference Entity — Short
Australia
InterOil Corp.	(66,659)	(3,446,270)
Canada
Lululemon Athletica, Inc.	(167,968)	(10,689,484)
Ireland
Accenture PLC, Class A Class A	(28,742)	(2,662,946)
Netherlands
Chicago Bridge & Iron Co. NV	(15,944)	(759,732)
InterXion Holding NV	(55,389)	(1,686,595)
		(2,446,327)
United States
A Schulman, Inc.	(12,019)	(510,207)
Acadia Healthcare Co., Inc.	(90,597)	(6,205,895)
Advance Auto Parts, Inc.	(11,769)	(1,682,967)
AECOM Technology Corp.	(8,172)	(257,908)
Akorn, Inc.	(64,947)	(2,704,393)
Allegheny Technologies, Inc.	(51,428)	(1,748,038)
Allegiant Travel Co.	(14,729)	(2,264,731)
Alliance Data Systems Corp.	(9,276)	(2,757,848)
Amedisys, Inc.	(6,990)	(194,392)
American Airlines Group, Inc.	(20,528)	(991,194)
American Eagle Outfitters, Inc.	(333,854)	(5,311,617)
Arthur J Gallagher & Co.	(55,281)	(2,644,090)
athenahealth, Inc.	(65,523)	(8,037,051)
AutoZone, Inc.	(9,638)	(6,483,097)
Avery Dennison Corp.	(171,372)	(9,526,569)
Axiall Corp.	(57,883)	(2,361,626)
Balchem Corp.	(12,626)	(661,855)
Bank of the Ozarks, Inc.	(18,388)	(712,719)
The Boston Beer Co., Inc.	(325)	(80,535)
Boyd Gaming Corp.	(199,693)	(2,635,948)
Brady Corp., Class A Class A	(3,445)	(91,740)
The Brink's Co.	(30,542)	(808,447)
Buffalo Wild Wings, Inc.	(2,965)	(472,325)
Caesars Entertainment Corp.	(100,670)	(955,358)
CarMax, Inc.	(178,748)	(12,174,526)
Cempra, Inc.	(3,038)	(95,667)
Cheniere Energy, Inc.	(66,122)	(5,057,672)
CLARCOR, Inc.	(77,001)	(5,005,065)
Clean Harbors, Inc.	(84,197)	(4,651,884)
Coach, Inc.	(267,790)	(10,232,256)
Cobalt International Energy, Inc.	(171,932)	(1,839,672)

BLACKROCK FUNDS	APRIL 30, 2015	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
United States (continued)
Cognizant Technology Solutions Corp.	(92,895)	$(5,438,073)
Colfax Corp.	(25,392)	(1,259,189)
Colony Capital, Inc.	(36,208)	(938,149)
comScore, Inc.	(58,458)	(3,060,861)
ConAgra Foods, Inc.	(200,205)	(7,237,411)
CONMED Corp.	(1,753)	(88,053)
CONSOL Energy, Inc.	(37,444)	(1,216,181)
Consolidated Communications Holdings, Inc.	(2,205)	(46,459)
CoStar Group, Inc.	(21,794)	(4,455,347)
Coty, Inc., Class A	(393,426)	(9,406,816)
Cray, Inc.	(43,588)	(1,224,387)
Cree, Inc.	(14,503)	(459,455)
Crocs, Inc.	(213,134)	(2,813,369)
DCT Industrial Trust, Inc.	(2,391)	(78,999)
Dealertrack Technologies, Inc.	(108,318)	(4,257,981)
Deere & Co.	(1,143)	(103,464)
Demandware, Inc.	(20,442)	(1,259,227)
Diebold, Inc.	(151,906)	(5,281,772)
Donaldson Co., Inc.	(49,114)	(1,835,390)
Duke Energy Corp.	(821)	(63,685)
Eclipse Resources Corp.	(58,992)	(373,419)
Enbridge Energy Management LLC	(16)	(603)
Endologix, Inc.	(18,647)	(290,147)
Equinix, Inc.	(22,397)	(5,732,064)
Equity One, Inc.	(3,817)	(94,013)
The EW Scripps Co.	(82,721)	(1,926,572)
Exxon Mobil Corp.	(772)	(67,450)
Facebook, Inc.	(175,298)	(13,808,223)
First Horizon National Corp.	(4,909)	(69,953)
First Niagara Financial Group, Inc.	(51,663)	(469,875)
Five Below, Inc.	(81,832)	(2,759,375)
FleetCor Technologies, Inc.	(97,663)	(15,713,000)
Forward Air Corp.	(32,475)	(1,635,766)
Franklin Electric Co., Inc.	(28,742)	(1,039,311)
Gannett Co., Inc.	(32,379)	(1,111,247)
Generac Holdings, Inc.	(105,510)	(4,398,712)
Genesee & Wyoming, Inc., Class A	(9,666)	(898,455)
Graham Holdings Co., Class B	(915)	(935,981)
Granite Construction, Inc.	(62,786)	(2,179,302)
Guidewire Software, Inc.	(14,342)	(716,383)
Health Care REIT, Inc.	(33,805)	(2,434,636)
Healthcare Realty Trust, Inc.	(5,722)	(146,483)
Healthcare Services Group, Inc.	(148,320)	(4,489,646)
HeartWare International, Inc.	(13,014)	(985,290)
Hess Corp.	(7,099)	(545,913)
The Howard Hughes Corp.	(4,997)	(741,905)
Hudson City Bancorp, Inc.	(374,923)	(3,486,784)
Impax Laboratories, Inc.	(12,374)	(560,047)
Imperva, Inc.	(3,730)	(170,163)

	Shares	Value
Reference Entity — Short
United States (continued)
Integra LifeSciences Holdings Corp.	(58,084)	$(3,414,178)
Interactive Brokers Group, Inc., Class A Class A	(2,667)	(90,545)
Intrepid Potash, Inc.	(32,989)	(413,352)
j2 Global, Inc.	(46,782)	(3,245,267)
Journal Media Group, Inc.	—	(2)
Kate Spade & Co.	(344,121)	(11,252,757)
Kite Realty Group Trust	(3,942)	(103,280)
Knight Transportation, Inc.	(13,688)	(395,583)
LinkedIn Corp.	(24,370)	(6,144,408)
Louisiana-Pacific Corp.	(840,538)	(12,809,799)
Markel Corp.	(582)	(431,052)
Marketo, Inc.	(43,337)	(1,232,938)
Martin Marietta Materials, Inc.	(72,664)	(10,365,520)
Mattel, Inc.	(8,670)	(244,147)
Matthews International Corp., Class A	(4,100)	(198,973)
McDonald's Corp.	(167,946)	(16,215,186)
Medical Properties Trust, Inc.	(8,083)	(113,000)
Medidata Solutions, Inc.	(78,427)	(4,190,355)
Mercury General Corp.	(28,204)	(1,549,528)
Monro Muffler Brake, Inc.	(151,917)	(9,098,309)
National Fuel Gas Co.	(76,579)	(4,935,517)
National Retail Properties, Inc.	(4,636)	(178,022)
Navistar International Corp.	(23,644)	(708,374)
Neogen Corp.	(38,094)	(1,696,707)
Netflix, Inc.	(7,567)	(4,211,036)
NetSuite, Inc.	(35,117)	(3,356,132)
New York REIT, Inc.	(50,527)	(499,207)
The New York Times Co.	(102,923)	(1,378,139)
NorthStar Realty Finance Corp.	(3,324)	(62,358)
Nucor Corp.	(18,305)	(894,382)
Olin Corp.	(292,460)	(8,636,344)
ONE Gas, Inc.	(5,332)	(223,784)
Panera Bread Co., Class A	(4,583)	(836,306)
Paylocity Holding Corp.	(4,457)	(125,465)
Peabody Energy Corp.	(381,887)	(1,806,326)
PG&E Corp.	(21,875)	(1,157,625)
Post Holdings, Inc.	(136,812)	(6,421,955)
Precision Castparts Corp.	(10,831)	(2,238,659)
The Priceline Group, Inc.	(6,853)	(8,482,712)
PriceSmart, Inc.	(10,182)	(819,244)
Public Storage	(10,722)	(2,014,771)
Redwood Trust, Inc.	(267,413)	(4,596,829)
Relypsa, Inc.	(11,708)	(338,712)
Rockwell Collins, Inc.	(2,140)	(208,286)
Royal Caribbean Cruises, Ltd.	(31,230)	(2,125,514)
Schweitzer-Mauduit International, Inc.	(32,208)	(1,423,916)
Scientific Games Corp.	(13,267)	(168,093)
Sears Holdings Corp.	(5,039)	(201,258)

BLACKROCK FUNDS	APRIL 30, 2015	14

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
United States (concluded)
ServiceNow, Inc.	(66,152)	$(4,952,139)
Snyder's-Lance, Inc.	(38,947)	(1,150,105)
Sotheby's	(148,272)	(6,332,697)
The Spectranetics Corp.	(113,630)	(2,914,610)
Staples, Inc.	(413,323)	(6,745,431)
Starwood Property Trust, Inc.	(62,653)	(1,504,299)
Steel Dynamics, Inc.	(46,259)	(1,023,712)
SunEdison, Inc.	(214,439)	(5,429,595)
SYNNEX Corp.	(17,409)	(1,331,789)
TAL International Group, Inc.	(49,761)	(1,917,789)
TECO Energy, Inc.	(22,610)	(428,459)
TreeHouse Foods, Inc.	(1,376)	(111,814)
Tronox, Ltd., Class A Class A	(43,739)	(916,332)
Twitter, Inc.	(201,039)	(7,832,479)
Two Harbors Investment Corp.	(58,396)	(613,158)
Under Armour, Inc., Class A	(151,653)	(11,760,690)
United Natural Foods, Inc.	(22,068)	(1,488,707)
United States Steel Corp.	(228,120)	(5,479,442)
Universal Corp.	(67,745)	(3,186,047)
US Ecology, Inc.	(51,605)	(2,420,791)
USG Corp.	(292,277)	(7,757,032)
UTi Worldwide, Inc.	(95,289)	(860,460)
Valley National Bancorp	(91,117)	(859,233)
Verisk Analytics, Inc., Class A	(72,105)	(5,410,759)
Vista Outdoor, Inc.	(11,859)	(518,950)
WageWorks, Inc.	(6,314)	(318,226)
Walgreens Boots Alliance, Inc.	(120,489)	(9,992,153)
WebMD Health Corp.	(7,821)	(345,297)
WellCare Health Plans, Inc.	(11,859)	(918,242)
The Wendy's Co.	(170,279)	(1,723,223)
WEX, Inc.	(44,669)	(5,034,643)
Wolverine World Wide, Inc.	(267,170)	(8,210,134)
WR Grace & Co.	(12,580)	(1,216,738)
WW Grainger, Inc.	(1,802)	(447,671)
XPO Logistics, Inc.	(142,892)	(6,930,262)
Zillow Group, Inc., Class A Class A	(32,655)	(3,188,434)
Zynga, Inc., Class A	(520,483)	(1,275,183)
		(481,262,855)
Total Reference Entity — Short		(500,507,882)
Net Value of Reference Entity — Goldman Sachs & Co.		$16,477,744
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2015, expiration date 3/14/16:
	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	43,906	$467,427
AusNet Services	106,686	124,056
Challenger Ltd.	154,091	855,631

	Shares	Value
Reference Entity — Long
Australia (concluded)
Cochlear Ltd.	3,395	$223,551
CSR Ltd.	1,049,433	3,016,110
DuluxGroup Ltd.	295,615	1,474,426
Fairfax Media Ltd.	5,434,698	4,471,747
Iluka Resources Ltd.	14,458	92,132
IOOF Holdings Ltd.	30,318	240,539
JB Hi-Fi Ltd.	224,200	3,463,222
Macquarie Atlas Roads Group	108,608	278,441
Macquarie Group Ltd.	38,653	2,368,366
Oil Search Ltd.	11,909	75,605
Orora Ltd.	200,646	349,097
Qantas Airways Ltd.	412,190	1,101,759
Santos Ltd.	39,016	254,085
Spotless Group Holdings Ltd.	284,343	510,944
Sydney Airport	1,043,187	4,431,521
Transpacific Industries Group, Ltd.	1,094,144	662,376
Westfield Corp.	17,242	128,190
Woodside Petroleum Ltd.	139,011	3,833,534
		28,422,759
Austria
ams AG	40,959	2,226,832
Andritz AG	30,329	1,775,663
CA Immobilien Anlagen AG	18,434	334,538
Schoeller-Bleckmann Oilfield Equipment AG	1,507	106,239
UNIQA Insurance Group AG	38,767	380,816
Vienna Insurance Group AG	13,983	556,452
Voestalpine AG	221,878	9,289,590
		14,670,130
Canada
Aimia, Inc.	179,881	1,997,850
Air Canada	173,548	1,657,085
Bombardier, Inc., Class B	31,547	63,800
Canadian REIT	40,290	1,523,106
CCL Industries, Inc., Class B	30,817	3,542,997
CI Financial Corp.	234,843	6,902,224
Cogeco Cable, Inc.	68,669	3,933,456
Constellation Software, Inc., Right	2,973	887
Constellation Software, Inc.	3,325	1,303,543
Dominion Diamond Corp.	85,951	1,694,086
Domtar Corp.	167,782	7,255,024
Encana Corp.	93,653	1,329,694
Finning International, Inc.	51,437	1,053,894
Intact Financial Corp.	79,398	6,115,587
Interfor Corp.	36,920	528,478
Kinross Gold Corp.	247,074	600,022
Linamar Corp.	86,343	5,128,338
Magna International, Inc.	36,336	1,831,106

BLACKROCK FUNDS	APRIL 30, 2015	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Canada (concluded)
Manulife Financial Corp.	4,123	$75,044
Methanex Corp.	73,626	4,430,985
Open Text Corp.	26,560	1,341,979
Peyto Exploration & Development Corp.	13,892	403,806
Raging River Exploration, Inc.	192,838	1,510,418
Sierra Wireless, Inc.	55,583	1,952,891
Superior Plus Corp.	195,290	2,245,066
TELUS Corp.	399,681	13,824,027
The Toronto-Dominion Bank	45,449	2,098,226
West Fraser Timber Co. Ltd.	3,498	179,988
Whitecap Resources, Inc.	4,972	61,609
		74,585,216
Denmark
A.P. Moeller - Maersk A/S, Class A	967	1,864,275
A.P. Moeller - Maersk A/S, Class B	4,124	8,184,426
Auriga Industries A/S	11,446	550,839
GN Store Nord A/S	93,714	2,023,238
Jyske Bank A/S	17,500	856,955
NKT Holding A/S	31,832	2,020,059
Novo Nordisk A/S, Class B	388,013	21,783,311
Novozymes A/S, Class B	19,374	893,849
Tryg A/S	16,774	1,821,563
Vestas Wind Systems A/S	1,431	64,906
		40,063,421
France
Faurecia	80,908	3,835,265
Ipsen SA	45,272	2,599,880
Peugeot SA	122,887	2,323,253
Renault SA	653	68,707
Technicolor SA, Registered Shares	221,023	1,499,541
Technip SA	25,097	1,710,927
		12,037,573
Germany
Aareal Bank AG	80,372	3,456,936
Commerzbank AG	579,429	7,817,013
Deutsche Post AG, Registered Shares	604,287	19,898,107
Duerr AG	76,189	7,798,529
Fielmann AG	9,940	675,188
Freenet AG	14,417	466,969
Gerresheimer AG	40,672	2,301,901
Jungheinrich AG	1,741	123,056
K+S AG, Registered Shares	158,939	5,181,319
Krones AG	13,178	1,454,341
LEG Immobilien AG	3,736	289,866
ProSiebenSat.1 Media AG, Registered Shares	255,391	13,057,416
Salzgitter AG	52,275	1,783,139

	Shares	Value
Reference Entity — Long
Germany (concluded)
Talanx AG	6,114	$194,490
United Internet AG, Registered Shares	67,387	3,012,806
Wacker Chemie AG	11,141	1,381,799
		68,892,875
Hong Kong
Kerry Properties Ltd.	501,500	2,046,764
New World Development Co. Ltd.	3,015,000	3,998,979
Swire Properties Ltd.	115,800	397,836
		6,443,579
Ireland
Bank of Ireland	12,874,859	4,977,081
C&C Group PLC	23,742	96,205
Glanbia PLC	180,666	3,348,288
Kingspan Group PLC	106,181	2,106,647
Smurfit Kappa Group PLC	326,151	9,985,592
		20,513,813
Italy
Autogrill SpA	12,817	122,585
Hera SpA	618,045	1,630,301
Mediobanca SpA	190,816	1,852,359
Moncler SpA	53,535	953,352
Parmalat SpA	33,346	92,351
Recordati SpA	11,881	236,739
		4,887,687
Japan
ABC-Mart, Inc.	4,300	244,665
Advantest Corp.	58,600	690,858
Alps Electric Co. Ltd.	6,000	150,100
Asatsu-DK, Inc.	16,400	450,930
Astellas Pharma, Inc.	5,700	88,753
Bic Camera, Inc.	4,700	46,871
Brother Industries Ltd.	10,800	171,833
Calbee, Inc.	26,200	1,066,723
Citizen Holdings Co. Ltd.	130,100	1,029,571
COMSYS Holdings Corp.	344,000	4,792,528
CyberAgent, Inc.	84,100	4,046,951
Daicel Corp.	12,000	144,673
Denki Kagaku Kogyo KK	29,000	118,412
Disco Corp.	79,400	7,230,716
Frontier Real Estate Investment Corp.	172	841,069
Fuji Electric Co. Ltd.	258,000	1,216,702
Fujitsu General Ltd.	289,000	4,162,442
Haseko Corp.	747,400	7,380,043
Hazama Ando Corp.	47,000	266,678

BLACKROCK FUNDS	APRIL 30, 2015	16

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Japan (continued)
Hisamitsu Pharmaceutical Co., Inc.	7,200	$310,276
Hitachi High-Technologies Corp.	8,900	257,919
Hoya Corp.	22,800	878,732
Hulic Co. Ltd.	13,300	142,359
Ichigo Group Holdings Co Ltd.	32,200	88,473
ITOCHU Corp.	5,100	62,797
Japan Airport Terminal Co. Ltd.	23,900	1,345,448
Japan Aviation Electronics Industry, Ltd.	3,000	72,066
Japan Real Estate Investment Corp.	213	1,005,794
JGC Corp.	7,000	145,676
JTEKT Corp.	49,000	834,553
Kaken Pharmaceutical Co. Ltd.	36,000	1,286,490
Kanamoto Co. Ltd.	45,600	1,333,746
Kawasaki Kisen Kaisha Ltd.	87,000	224,731
KDDI Corp.	174,400	4,126,712
Keihin Corp.	78,100	1,279,246
Keyence Corp.	25,500	13,613,140
Kikkoman Corp.	57,000	1,625,574
Koito Manufacturing Co. Ltd.	18,100	633,361
KYB Co. Ltd.	76,000	288,564
Kyowa Exeo Corp.	43,800	510,991
Makino Milling Machine Co. Ltd.	108,000	986,432
Mitsubishi Materials Corp.	309,000	1,112,392
Mitsubishi Motors Corp.	628,600	5,783,857
Mizuho Financial Group, Inc.	392,100	747,452
MonotaRO Co Ltd.	11,700	402,572
Murata Manufacturing Co. Ltd.	3,600	507,290
Nagase & Co., Ltd.	3,400	44,935
NGK Spark Plug Co. Ltd.	31,000	868,103
NH Foods Ltd.	171,000	3,736,099
Nihon M&A Center, Inc.	29,200	1,016,143
Nippon Kayaku Co. Ltd.	6,000	72,965
Nippon Paper Industries Co. Ltd.	81,600	1,422,946
Nippon Suisan Kaisha Ltd.	158,000	479,669
Nippon Telegraph & Telephone Corp.	73,500	4,963,085
Nippon Yusen KK	159,000	499,817
NOK Corp.	11,300	355,106
NSK Ltd.	75,700	1,182,269
Oki Electric Industry Co. Ltd.	1,053,000	2,157,192
OSG Corp.	43,200	898,208
Renesas Electronics Corp.	85,700	609,702
Sanken Electric Co., Ltd.	8,000	61,177
Sawai Pharmaceutical Co. Ltd.	24,900	1,417,446
Seiko Holdings Corp.	82,000	434,451
Senshu Ikeda Holdings, Inc.	131,100	581,858
Shimano, Inc.	15,600	2,234,715
Shinmaywa Industries, Ltd.	5,000	51,979
SHO-BOND Holdings Co. Ltd.	7,500	330,642
Skylark Co., Ltd.	17,000	245,856

	Shares	Value
Reference Entity — Long
Japan (concluded)
Sojitz Corp.	136,800	$267,498
Start Today Co. Ltd.	56,400	1,381,666
Sumitomo Dainippon Pharma Co. Ltd.	86,300	975,100
Sumitomo Mitsui Trust Holdings, Inc.	1,250,000	5,502,423
Sumitomo Real Estate Sales Co. Ltd.	15,400	418,586
Tadano Ltd.	56,000	812,338
Taiheiyo Cement Corp.	530,000	1,670,163
Takata Corp.	68,700	849,374
TDK Corp.	11,900	857,183
Temp Holdings Co. Ltd.	19,200	608,124
Tokai Tokyo Financial Holdings, Inc.	12,400	95,282
Tokyo Steel Manufacturing Co. Ltd.	263,800	1,821,147
Topcon Corp.	19,200	499,330
Toshiba Corp.	267,000	1,069,751
Tosoh Corp.	268,000	1,436,820
Toyo Tire & Rubber Co., Ltd.	6,900	132,510
Yamato Kogyo Co. Ltd.	8,500	199,987
Zenkoku Hosho Co., Ltd.	43,500	1,606,006
Zeon Corp.	17,000	152,592
		117,767,404
Netherlands
ASM International NV	56,219	2,729,542
Norway
Akastor ASA	257,306	502,330
Aker Solutions ASA	387,108	2,356,641
BW LPG Ltd.	253,627	2,242,965
Norsk Hydro ASA	1,542,462	7,304,791
Seadrill Ltd.	579,249	7,382,784
Subsea 7 SA	1,120,638	12,447,856
		32,237,367
Portugal
CTT - Correios de Portugal SA	245,870	2,773,159
Portucel SA	56,290	275,394
		3,048,553
Singapore
Yangzijiang Shipbuilding Holdings Ltd.	2,832,200	3,127,616
Spain
Abengoa SA, B Shares	136,137	440,014
Aena SA	9,199	866,714
Amadeus IT Holding SA, Class A	181,514	8,273,759
Banco Popular Espanol SA	1,592,642	4,158,501
CaixaBank SA	254,677	1,277,345
Ebro Foods SA	36,799	713,833

BLACKROCK FUNDS	APRIL 30, 2015	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Spain (concluded)
EDP Renovaveis SA	62,116	$434,210
Mediaset Espana Comunicacion SA	417,533	5,659,515
Sacyr SA	101,410	455,323
Tecnicas Reunidas SA	19,818	921,806
		23,201,020
Sweden
BillerudKorsnas AB	10,927	189,147
Castellum AB	21,483	334,969
Holmen AB, B Shares	2,259	74,746
Hufvudstaden AB, -A Shares	41,396	572,243
Intrum Justitia AB	176,160	5,547,664
Investment AB Kinnevik, Class B	37,823	1,303,490
JM AB	15,922	473,712
Peab AB	283,398	2,390,146
Saab AB	1,703	43,959
Skandinaviska Enskilda Banken AB, Class A	16,836	212,751
Swedish Match AB	333,074	10,253,375
Telefonaktiebolaget LM Ericsson, Class B	127,131	1,390,403
Trelleborg AB, B Shares	44,267	867,509
		23,654,114
Switzerland
Aryzta AG	3,434	231,716
Baloise Holding AG, Registered Shares	20,589	2,679,373
Cie Financiere Richemont SA, Registered Shares	6,688	596,121
Flughafen Zuerich AG, Registered Shares	3,830	2,982,752
Geberit AG, Registered Shares	20,150	7,136,592
Georg Fischer AG, Registered Shares	1,145	809,864
Logitech International SA, Registered Shares	34,117	512,175
Partners Group Holding AG	23,127	7,248,830
Sika AG - Bearer Shares	1,260	4,324,753
Sunrise Communications Group AG	978	91,411
Swiss Life Holding AG, Registered Shares	70,011	16,613,672
		43,227,259
United Kingdom
Anglo American PLC	42,735	724,038
Domino's Pizza Group PLC	128,735	1,560,116
Howden Joinery Group PLC	699,022	4,976,206
Inchcape PLC	746,928	9,500,968
Indivior PLC	137,567	421,275
ITV PLC	1,071,906	4,161,689

	Shares	Value
Reference Entity — Long
United Kingdom (concluded)
John Wood Group PLC	13,334	$140,493
Man Group PLC	150,980	445,166
Mondi PLC	223,601	4,527,507
Premier Oil PLC	493,788	1,320,989
Rightmove PLC	10,240	495,712
Severn Trent PLC	116,804	3,803,587
SIG PLC	19,019	56,666
Vedanta Resources PLC	110,495	1,061,273
		33,195,685
United States
Tahoe Resources, Inc.	3,693	52,189
Total Reference Entity — Long		552,757,802

Reference Entity — Short
Australia
AGL Energy, Ltd.	(552,397)	(6,626,902)
ALS Ltd.	(709,380)	(2,930,073)
APA Group	(402,499)	(3,044,098)
Coca-Cola Amatil Ltd.	(1,444,325)	(11,692,901)
Harvey Norman Holdings Ltd.	(112,179)	(389,040)
Incitec Pivot, Ltd.	(1,338,346)	(4,203,100)
Metcash Ltd.	(2,229,547)	(2,327,340)
QBE Insurance Group, Ltd.	(147,128)	(1,586,884)
TPG Telecom, Ltd.	(401,601)	(2,817,545)
Woolworths, Ltd.	(245,752)	(5,705,780)
		(41,323,663)
Belgium
Anheuser-Busch InBev NV	(189,737)	(23,100,152)
Canada
AltaGas, Ltd.	(24,490)	(832,234)
Barrick Gold Corp.	(13,562)	(176,255)
Canadian Utilities, Ltd.	(90,340)	(2,935,208)
Enbridge, Inc.	(5,598)	(292,590)
Goldcorp, Inc.	(6,615)	(124,514)
Imperial Oil, Ltd.	(30,828)	(1,358,834)
Inter Pipeline, Ltd.	(24,751)	(648,265)
Norbord, Inc.	(85,362)	(1,722,098)
Northland Power, Inc.	(52,065)	(744,402)
Paramount Resources, Ltd.	(54,523)	(1,612,869)
Restaurant Brands International, Inc.	(91,856)	(3,748,090)
Silver Wheaton Corp.	(37,556)	(740,848)
Veresen, Inc.	(43,845)	(659,219)
		(15,595,426)
Finland
Neste Oil OYJ	(11,406)	(310,703)

BLACKROCK FUNDS	APRIL 30, 2015	18

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Finland (concluded)
Outokumpu OYJ	(431,743)	$(2,604,984)
		(2,915,687)
France
Accor SA	(12,575)	(689,548)
Bollore SA	(100)	(556)
Carrefour SA	(212,734)	(7,334,832)
Cie de Saint-Gobain	(58,518)	(2,659,473)
Edenred	(103,874)	(2,784,795)
GDF Suez	(137,651)	(2,813,790)
Kering	(54,012)	(9,988,797)
L'Oreal SA	(9,854)	(1,885,955)
Neopost SA	(2,018)	(97,332)
Nexans SA	(4,225)	(165,561)
Peugeot SA	(3,354)	(13,803)
Publicis Groupe SA	(6,279)	(527,791)
Sodexo	(8,884)	(898,973)
Veolia Environnement SA	(28,243)	(600,003)
Zodiac Aerospace	(10,209)	(374,908)
		(30,836,117)
Hong Kong
ASM Pacific Technology, Ltd.	(120,100)	(1,340,467)
The Bank of East Asia, Ltd.	(10,400)	(45,120)
Chow Tai Fook Jewellery Group, Ltd.	(141,200)	(170,888)
Esprit Holdings Ltd.	(315,500)	(298,901)
Hong Kong & China Gas Co., Ltd.	(350,000)	(833,702)
Hutchison Whampoa, Ltd.	(4,000)	(58,938)
The Link REIT	(366,000)	(2,270,289)
Melco International Development, Ltd.	(1,252,000)	(2,116,855)
PCCW, Ltd.	(289,000)	(192,405)
Swire Pacific, Ltd.	(34,000)	(458,566)
WH Group, Ltd.	(26,965,000)	(18,821,236)
The Wharf Holdings, Ltd.	(414,000)	(2,982,916)
		(29,590,283)
Ireland
Experian PLC	(788,852)	(14,089,110)
Italy
Enel Green Power SpA	(113,398)	(221,425)
Luxottica Group SpA	(12,931)	(856,655)
Mediolanum SpA	(234,589)	(1,969,072)
Snam SpA	(464,355)	(2,427,643)
Yoox SpA	(104,144)	(3,280,539)
		(8,755,334)
Japan
Aeon Co. Ltd.	(94,600)	(1,176,906)
AEON Financial Service Co., Ltd.	(33,200)	(846,352)

	Shares	Value
Reference Entity — Short
Japan (concluded)
Asahi Glass Co., Ltd.	(156,000)	$(1,049,874)
Chiyoda Corp.	(52,000)	(471,892)
Coca-Cola East Japan Co. Ltd.	(42,100)	(786,726)
Daihatsu Motor Co. Ltd.	(47,200)	(683,712)
Daiwa House Industry Co., Ltd.	(26,900)	(600,543)
Dena Co., Ltd.	(150,600)	(3,008,389)
Glory, Ltd.	(8,100)	(224,186)
Hokuriku Electric Power Co.	(45,500)	(672,657)
House Foods Group, Inc.	(8,100)	(165,411)
IHI Corp.	(648,000)	(2,970,839)
Inpex Corp.	(36,600)	(459,342)
Isetan Mitsukoshi Holdings, Ltd.	(116,700)	(1,888,176)
J Front Retailing Co., Ltd.	(52,900)	(881,509)
Japan Display, Inc.	(16,900)	(69,424)
The Japan Steel Works, Ltd.	(78,000)	(359,962)
K's Holdings Corp.	(2,100)	(70,119)
Kagome Co., Ltd.	(47,400)	(743,361)
Kenedix Office Investment Corp.	(154)	(833,273)
Kinden Corp.	(9,000)	(126,411)
Kubota Corp.	(55,000)	(860,806)
Kurita Water Industries Ltd.	(11,200)	(291,026)
Kyushu Electric Power Co., Inc.	(4,700)	(50,126)
Maruichi Steel Tube, Ltd.	(8,100)	(204,586)
Mitsui Fudosan Co., Ltd.	(31,000)	(918,973)
NEC Corp.	(947,000)	(3,150,680)
NGK Insulators, Ltd.	(80,000)	(1,797,099)
Nippon Electric Glass Co. Ltd.	(388,000)	(2,206,427)
Nippon Paint Co., Ltd.	(120,400)	(4,033,124)
Onward Holdings Co. Ltd.	(62,000)	(416,973)
Rakuten, Inc.	(34,200)	(597,489)
Rengo Co., Ltd.	(61,000)	(266,699)
Sega Sammy Holdings, Inc.	(30,400)	(424,396)
Shiseido Co. Ltd.	(349,200)	(6,290,149)
Sohgo Security Services Co., Ltd.	(10,700)	(348,794)
Sony Corp.	(376,000)	(11,367,134)
Sumitomo Chemical Co., Ltd.	(406,000)	(2,283,323)
Sumitomo Forestry Co., Ltd.	(14,700)	(170,390)
Tokyu Fudosan Holdings Corp.	(6,100)	(45,329)
Toppan Printing Co., Ltd.	(32,000)	(268,299)
TOTO, Ltd.	(20,000)	(282,945)
Tsumura & Co.	(11,200)	(262,453)
Yahoo Japan Corp.	(391,600)	(1,599,775)
Yamada Denki Co. Ltd.	(742,100)	(3,037,467)
Yamazaki Baking Co., Ltd.	(21,000)	(371,712)
		(59,635,238)
Luxembourg
Altice SA	(30,176)	(3,197,889)
APERAM	(438,059)	(16,700,438)

BLACKROCK FUNDS	APRIL 30, 2015	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short
Luxembourg (concluded)
ArcelorMittal	(845,995)	$(9,002,614)
		(28,900,941)
Macau
Sands China, Ltd.	(30,800)	(125,553)
Wynn Macau, Ltd.	(758,400)	(1,535,122)
		(1,660,675)
Netherlands
ASML Holding NV	(92,209)	(9,922,883)
Randstad Holding NV	(67,153)	(4,005,056)
SBM Offshore NV	(46,280)	(597,654)
TomTom NV	(136,320)	(1,209,808)
USG People NV	(140,135)	(1,903,038)
		(17,638,439)
Norway
Opera Software ASA	(3,038)	(29,565)
Singapore
Ascendas Real Estate Investment Trust	(3,657,200)	(6,815,465)
CapitaMall Trust	(3,646,500)	(6,020,878)
Genting Singapore PLC	(1,450,000)	(1,120,285)
Golden Agri-Resources Ltd.	(6,952,300)	(2,199,374)
Hutchison Port Holdings Trust	(9,995,800)	(6,734,770)
Singapore Press Holdings, Ltd.	(3,360,000)	(10,632,958)
Singapore Telecommunications, Ltd.	(20,600)	(68,837)
Suntec Real Estate Investment Trust	(1,820,100)	(2,429,784)
Wilmar International, Ltd.	(77,200)	(189,613)
		(36,211,964)
Switzerland
Barry Callebaut AG	(1,942)	(2,355,878)
Dufry AG	(124,067)	(18,242,426)

	Shares	Value
Reference Entity — Short
Switzerland (concluded)
Givaudan SA	(1,764)	$(3,300,752)
Kuoni Reisen Holding AG	(1,271)	(427,776)
Nestle SA	(372,470)	(28,897,792)
SGS SA	(1,603)	(3,105,967)
STMicroelectronics NV	(369,313)	(2,945,484)
Sulzer AG	(1,279)	(142,721)
		(59,418,796)
United Kingdom
Aggreko PLC	(167,703)	(4,230,333)
BBA Aviation PLC	(48,241)	(253,834)
Centrica PLC	(1,719,781)	(6,714,861)
CNH Industrial NV	(2,051,052)	(18,020,901)
Cobham PLC	(127,978)	(580,559)
Drax Group PLC	(136,854)	(836,151)
Hargreaves Lansdown PLC	(299,709)	(5,629,970)
J Sainsbury PLC	(11,316)	(47,053)
Ladbrokes PLC	(27,657)	(43,285)
Mitie Group PLC	(95,493)	(418,893)
Ocado Group PLC	(994,472)	(5,398,262)
Pearson PLC	(307,100)	(6,206,143)
Reckitt Benckiser Group PLC	(58,092)	(5,170,442)
Rolls Royce Holdings PLC Common Stock	(92,653,356)	(142,223)
Rolls Royce Holdings PLC	(657,116)	(10,476,334)
Serco Group PLC	(713,596)	(1,457,809)
Smiths Group PLC	(27,167)	(475,597)
Sports Direct International PLC	(325,876)	(3,080,316)
Standard Life PLC	(144,530)	(1,033,130)
Telecity Group PLC	(40,832)	(553,863)
Tesco PLC	(6,599,636)	(22,245,176)
Vodafone Group PLC	(1,940,675)	(6,837,398)
		(99,852,533)
United States
Samsonite International SA	(61,500)	(224,301)
Total Reference Entity — Short		(469,778,224)
Net Value of Reference Entity — UBS AG		$82,979,578

BLACKROCK FUNDS	APRIL 30, 2015	20

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

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Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$1,923,445	—	$1,923,445
Preferred Securities	—	—	$6,912,300	6,912,300
Short-Term Securities	$1,715,247,372	—	—	1,715,247,372
Total	$1,715,247,372	$1,923,445	$6,912,300	$1,724,083,117

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$25,951,946	—	$25,951,946

1 Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS	APRIL 30, 2015	21

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$800,000	—	—	$800,000
Foreign currency at value	2,817,062	—	—	2,817,062
Cash pledged as collateral for financial futures contracts	865,000	—	—	865,000
Cash pledged as collateral for OTC derivatives	12,773,245	$—	—	12,773,245
Liabilities:
Cash received as collateral for OTC swaps	—	(31,311,854)	—	(31,311,854)
Total	$17,255,307	$(31,311,854)	—	$(14,056,547)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	APRIL 30, 2015	22

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 22, 2015